UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09903

Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	05/31/05

FORM N-Q

Item 1. Schedule of Investments.

MELLON LARGE CAP STOCK FUND
Statement of Investments (Unaudited)
May 31, 2005

Common Stocks	98.2%	Shares	Value

Consumer Cyclical	9.5%
Bed Bath & Beyond		363,900 a	14,792,535
CVS		248,130	13,609,931
Chico's FAS		278,530 a,b	9,528,511
Harrah's Entertainment		70,400 b	5,055,424
Home Depot		172,740	6,797,319
McDonald's		310,060	9,593,256
Nordstrom		216,400	13,209,056
Starbucks		302,730 a	16,574,468
Starwood Hotels & Resorts Worldwide		221,200 b	12,380,564
Target		234,950	12,616,815
Wal-Mart Stores		495,884	23,420,601
Walgreen		391,300	17,741,542
Yum! Brands		66,480	3,409,759
			158,729,781

Consumer Staples	7.5%
Altria Group		306,510	20,579,081
Archer-Daniels-Midland		324,580	6,442,913
Coca-Cola		163,140	7,280,938
Fortune Brands		105,110	9,092,015
General Mills		134,840	6,674,580
Gillette		217,880	11,490,991
Kimberly-Clark		141,020	9,071,817
PepsiCo		418,817	23,579,397
Procter & Gamble		472,510	26,058,926
Sysco		138,220	5,136,255
			125,406,913

Energy Related	9.4%
Amerada Hess		152,430	14,153,126
Apache		214,290 b	12,591,680
ConocoPhillips		234,060	25,241,030
Devon Energy		232,712	10,681,481
Exxon Mobil		868,780	48,825,436
Occidental Petroleum		308,210	22,533,233
Suncor Energy		251,180	9,893,980
XTO Energy		400,920	12,476,630
			156,396,596

Health Care	13.3%
Abbott Laboratories		378,880	18,277,171
Aetna		195,180	15,225,992
Amgen		343,710 a	21,509,372
Biogen Idec		197,030 a	7,703,873
Boston Scientific		618,320 a	16,750,289

Johnson & Johnson		364,690	24,470,699
Kinetic Concepts		62,300 a	4,002,775
Medtronic		214,000	11,502,500
Merck & Co.		354,720	11,507,117
Novartis, ADR		204,500	9,985,735
Pfizer		1,381,146	38,533,973
UnitedHealth Group		566,040	27,498,223
Wyeth		345,138	14,968,635
			221,936,354

Interest Sensitive	20.6%
Allstate		186,640	10,862,448
American Express		268,590	14,463,572
American International Group		484,920	26,937,306
Bear Stearns Cos.		79,960	7,919,238
Capital One Financial		142,370 b	10,734,698
Citigroup		591,239	27,853,269
Fannie Mae		193,240	11,447,538
Freddie Mac		251,630	16,366,015
General Electric		1,281,266	46,740,584
Goldman Sachs Group		167,010	16,283,475
J.P. Morgan Chase & Co.		958,536	34,267,662
Lehman Brothers Holdings		124,730	11,500,106
MBNA		389,650	8,217,719
Morgan Stanley		156,900	7,681,824
PNC Financial Services Group		184,500	10,082,925
Radian Group		78,250	3,590,110
RenaissanceRe Holdings		103,100	4,856,010
Simon Property Group		138,100 b	9,490,232
St. Paul Travelers Cos.		495,150	18,756,282
U.S. Bancorp		449,269	13,177,060
Wachovia		176,380	8,951,285
Wells Fargo		389,240	23,513,988
			343,693,346

Producer Goods & Services	11.2%
Air Products & Chemicals		184,120	11,089,548
Boeing		103,680	6,625,152
Caterpillar		165,100 b	15,537,561
Companhia Vale do Rio Doce, ADR		261,990	7,605,570
Cooper Industries, Cl. A		105,700	7,286,958
D.R. Horton		125,100	4,324,707
Freeport-McMoRan Copper & Gold, Cl. B		336,980	11,895,394
General Dynamics		79,550	8,589,809
Honeywell International		298,510	10,815,017
ITT Industries		82,120	7,801,400
Inco		322,990	12,464,184
Ingersoll-Rand, Cl. A		115,600	8,948,596
L-3 Communications Holdings		91,200	6,455,136
PPG Industries		147,560	9,648,948
Pentair		208,560	9,283,006
3M		140,170	10,744,031

Tyco International		656,330	18,987,627
United Technologies		166,970	17,815,699
			185,918,343

Retail Trade/Specialty	.2%
PETCO Animal Supplies		107,400 a	3,231,666

Scientific Instruments	.2%
Fisher Scientific International		66,000 a	4,122,360

Services	5.2%
Cendant		654,650	13,885,127
McGraw-Hill Cos.		347,720	15,181,455
News, Cl. B		917,240 b	15,327,080
Nextel Communications, Cl. A		317,030 a	9,567,965
Sprint		501,170 b	11,872,717
Time Warner		714,680 a	12,435,432
Walt Disney		271,680	7,454,899
			85,724,675

Technology	16.9%
Amdocs		324,090 a	8,831,453
Cisco Systems		1,599,934 a	31,006,721
Danaher		232,400	12,812,212
Dell		693,522 a	27,664,593
EMC		814,840 a	11,456,650
eBay		663,620 a	25,224,196
Electronic Arts		77,600 a	4,077,104
Google, Cl. A		20,400 a	5,679,360
Intel		1,101,078	29,652,031
International Business Machines		132,470	10,008,109
Linear Technology		286,190	10,723,539
Maxim Integrated Products		228,698	9,010,701
Microsoft		2,153,446	55,558,907
QUALCOMM		525,260	19,571,188
Siebel Systems		459,900 a	4,240,278
Symantec		687,660 a,b	15,547,993
			281,065,035

Utilities	4.2%
Ameren		101,700 b	5,550,786
Constellation Energy Group		204,710	10,941,750
Entergy		136,640	9,814,851
Exelon		333,840	15,640,404
PPL		167,470	9,631,200
SBC Communications		377,409	8,823,822
Telefonos de Mexico, ADR		549,820	10,259,641
			70,662,454
Total Common Stocks
(cost $1,192,012,449)			1,636,887,523

		Principal
Short-Term Investments--	2.0%	Amount($)	Value($)
Repurchase Agreement;
Salomon Smith Barney, Tri-Party
Repurchase Agreement, 3.06%, dated
5/31/2005, due 6/1/2005, in the amount of
$32,572,768 (fully collateralized by
$33,559,000 Federal Home Loan Mortgage Corp;
Notes 3.375%, 4/15/2009, value $32,570,079)
(cost $32,570,000)		32,570,000	32,570,000

Investment of Cash Collateral for Securities Loaned	3.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $52,067,100)		52,067,100 c	52,067,100

Total Investments
(cost $1,276,649,549)		103.3%	1,721,524,623

Liabillities, Less Cash and Receivables		(3.3%)	(55,047,378)

Net Assets		103.3%	1,666,477,245

ADR- American Depository Receipts.
a Non-income producing.
b All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $50,438,367 and the total market value of the collateral held by the fund is $52,067,100
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Mellon Income Stock Fund
Statement of Investments
May 31, 2005 (Unaudited)

Common Stock-95.5%	Shares		Value($)

Consumer Cyclical-3.6%
Dana	104,630		1,417,737
Harrah's Entertainment	63,800		4,581,478
Johnson Controls	47,090	a	2,668,119
Starwood Hotels & Resorts Worldwide	48,200		2,697,754
V. F. Corp.	15,800		891,594
Whole Foods Market	10,300		1,225,494
			13,482,176

Consumer Staples-6.9%
Altria Group	131,790		8,848,380
Coca-Cola	58,300		2,601,929
Kimberly-Clark	40,190		2,585,423
PepsiCo	26,472		1,490,374
Procter & Gamble	53,820		2,968,173
Reynolds American	44,070	a	3,653,844
Supervalu	48,300		1,582,308
Tupperware	89,200		2,015,920
			25,746,351

Energy-13.9%
ChevronTexaco	118,206		6,357,119
ConocoPhillips	101,730		10,970,563
Exxon Mobil	300,906		16,910,917
Halliburton	56,500		2,414,810
Helmerich & Payne	44,100		1,828,827
Marathon Oil	95,200		4,616,248
Occidental Petroleum	61,810		4,518,929
Sunoco	43,690		4,481,283
			52,098,696

Health Care-5.4%
Abbott Laboratories	69,600		3,357,504
Aetna	49,040		3,825,610
Bristol-Myers Squibb	88,300		2,239,288
Eli Lilly & Co.	11,760		685,608
Merck & Co.	71,400		2,316,216
Novartis, ADR	28,270		1,380,424
Pfizer	153,268		4,276,177
Wyeth	47,689		2,068,272
			20,149,099

Interest Sensitive-21.8%
Allstate	64,700		3,765,540
AmSouth Bancorporation	50,600		1,348,996
Bank of America	266,240		12,332,237
Block (H&R)	68,870		3,437,990

Chubb	21,490		1,810,103
Citigroup	285,455		13,447,785
Compass Bancshares	47,400		2,112,618
Gallagher (Arthur J.) & Co.	45,300		1,251,186
Hartford Financial Services Group	58,440		4,370,727
J.P. Morgan Chase & Co.	92,449		3,305,052
MBNA	142,300		3,001,107
Mercury General	28,500	a	1,573,200
New York Community Bancorp	111,500		2,031,530
North Fork Bancorporation	77,500		2,112,650
St. Paul Travelers Cos.	46,401		1,757,670
U.S. Bancorp	193,206		5,666,732
Wachovia	121,320		6,156,990
Washington Mutual	86,900		3,588,970
Wells Fargo	92,000		5,557,720
XL Capital, Cl. A	37,000		2,785,360
			81,414,163

Producer Goods-15.2%
Air Products & Chemicals	32,160		1,936,997
Avery Dennison	23,000		1,206,350
Burlington Northern Santa Fe	36,300		1,793,946
Cooper Industries, Cl. A	17,900		1,234,026
du Pont EI de Nemours	97,120		4,517,051
General Dynamics	13,300		1,436,134
General Electric	370,592		13,519,196
Goodrich	22,700		950,222
Honeywell International	77,300		2,800,579
Hubbell, Cl. B	30,410		1,381,830
Lincoln Electric Holdings	32,100		1,051,596
Masco	73,710		2,360,194
Monsanto	88,440		5,041,080
Olin	80,700		1,514,739
Packaging Corp of America	115,100		2,513,784
Raytheon	36,800		1,441,088
Rockwell Automation	77,800		3,996,586
Sherwin-Williams	29,610		1,316,165
Stanley Works	75,770		3,380,100
United Technologies	32,648		3,483,542
			56,875,205

Real Estate-2.7%
Equity Office Properties Trust	79,500		2,582,955
Mack-Cali Realty	18,000		793,620
Plum Creek Timber	143,670		5,035,634
Simon Property Group	24,960		1,715,251
			10,127,460

Securities & Asset Management-2.5%
Bear Stearns Cos.	15,280		1,513,331
Lehman Brothers Holdings	29,506		2,720,453
Merrill Lynch	57,670		3,129,174

T. Rowe Price Group	33,900		2,022,474
			9,385,432

Services-7.2%
ALLTEL	82,450		4,796,117
Automatic Data Processing	95,200		4,169,760
Disney (Walt)	61,170		1,678,505
E.W. Scripps, Cl. A	38,700		1,977,570
McGraw-Hill Cos.	94,134		4,109,890
R. R. Donnelley & Sons	111,180		3,696,735
Sprint (FON Group)	66,000		1,563,540
Tribune	39,400		1,425,492
Viacom, Cl. B	104,000		3,566,160
			26,983,769

Technology-5.7%
Danaher	31,740		1,749,826
Diebold	17,400		871,044
Harris	28,600		821,964
Hewlett-Packard	144,630		3,255,621
Intel	60,526		1,629,965
International Business Machines	45,636		3,447,800
Intersil, Cl. A	96,400		1,808,464
Lucent Technologies (warrants)	2,788	b	1,952
Microsoft	108,300		2,794,140
Nokia Oyj, ADR	105,700		1,782,102
Pitney Bowes	35,300		1,574,733
QLogic	27,300	b	874,146
QUALCOMM	23,300		868,158
			21,479,915

Utilities-10.6%
Ameren	29,700		1,621,026
Citizens Communications	216,700	a	2,955,788
Constellation Energy Group	68,800		3,677,360
Dominion Resources	20,900		1,469,479
Exelon	104,740		4,907,069
Hawaiian Electric Industries	80,740		2,083,092
NSTAR	38,800		2,271,352
PPL	76,640		4,407,566
SBC Communications	130,015		3,039,751
Southern	46,500		1,578,675
Verizon Communications	198,991		7,040,302
Vodafone Group, ADR	176,100		4,434,198
			39,485,658

Total Common Stocks
(cost $265,802,899)			357,227,924

Investment Of Cash Collateral
for Securities Loaned-2.2%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Plus Fund	8,140,170	c	8,140,170
(cost $8,140,170)

Other Investments-4.7%	Shares		Value($)

Repurchase Agreements;
Salomon Smith Barney, Tri-Party
Repurchase Agreement, 3.06%
dated 5/31/2005 due 06/1/2005
in the amount of $17,601,496,
(fully collateralized by $18,135,000
Federal Home Loan Mortgage Corp, Discount Notes,
due 4/15/2009, value $17,874,400)
(cost $17,600,000)	17,600,000		17,600,000

Total Investments(cost $291,543,069)	102.4%		382,968,094

Liabilities, Less Cash and Receivables	(2.4%)		(8,928,075)

Net Assets	100.0%		374,040,019

ADR -- American Depository Receipts
a All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $7,932,502 and the total market value of the collateral held by fund is $8,140,170.
b Non-income producing.
c Investments in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Mid Cap Stock Fund STATEMENT OF INVESTMENTS May 31, 2005 (Unaudited)
Common Stocks--99.0%	Shares		Value ($)

Consumer Cyclical--13.5%
ARAMARK, Cl. B	284,300	a	7,423,073
Abercrombie & Fitch, Cl. A	187,800		10,766,574
Advance Auto Parts	172,300	b	10,212,221
American Eagle Outfitters	242,000		6,848,600
BorgWarner	142,240		7,604,150
Chico's FAS	645,100	a,b	22,068,871
ExpressJet Holdings	338,300	b	2,919,529
Foot Locker	273,300		7,217,853
Genuine Parts	181,800		7,810,128
Harman International Industries	85,300		7,067,958
Harrah's Entertainment	207,400	a	14,893,394
Hilton Hotels	620,200		15,027,446
Marvel Enterprises	286,200	b	6,087,474
Michaels Stores	281,280	a	11,844,701
Nordstrom	145,900		8,905,736
O'Reilly Automotive	122,400	b	6,799,320
Oshkosh Truck	82,000	a	6,538,680
PETCO Animal Supplies	302,900	b	9,114,261
PETsMART	291,500		9,260,955
Station Casinos	107,300	a	6,985,230
			185,396,154

Consumer Staples--3.5%
Constellation Brands, Cl. A	328,800	b	9,143,928
Dean Foods	242,700	b	9,458,019
Loews Corp-Carolina Group	271,000		8,097,480
Pepsi Bottling Group	270,500		7,674,085
SUPERVALU	1		33
Tupperware	374,900		8,472,740
Tyson Foods, Cl. A	310,600		5,733,676
			48,579,961
Energy--10.0%
Amerada Hess	84,500	b	7,845,825
Denbury Resources	199,300	b	6,373,614
ENSCO International	240,700		8,015,310
Grant Prideco	294,300	b	7,069,086
Murphy Oil	115,900		11,329,225
National-Oilwell Varco	250,600	b	11,277,000
Newfield Exploration	278,960	b	10,726,012
Patterson-UTI Energy	405,800		10,749,642
Plains Exploration & Production	153,600	b	4,692,480
Premcor	170,900		11,598,983
Questar	249,800		15,747,392
Southwestern Energy	89,800	b	6,268,040
Sunoco	40,100		4,113,057
Ultra Petroleum	148,400	b	4,037,964
Weatherford International	241,000	b	12,669,370
Western Gas Resources	165,500		5,307,585
			137,820,585

Health Care--12.5%
AmerisourceBergen	105,500		6,812,135
Barr Pharmaceuticals	164,200	b	8,344,644
Beckman Coulter	94,700		6,634,682

Conventry Health Care	234,450	b	16,322,409
DENTSPLY International	169,600		9,675,680
DaVita	127,100	b	5,854,226
Express Scripts	46,200	b	4,268,418
Fisher Scientific International	151,400	b	9,456,444
Henry Schein	238,800	b	9,621,252
Invitrogen	77,100	a,b	6,116,343
Kinetic Concepts	135,200	b	8,686,600
LifePoint Hospitals	221,800	b	9,976,564
PacifiCare Health Systems	196,100	a,b	12,320,963
Perrigo	203,100		3,156,174
Sepracor	137,400	a,b	8,348,424
Shire Pharmaceuticals Group, ADR	277,400		8,879,574
Sierra Health Services	133,100	a,b	8,793,917
Sybron Dental Specialties	198,500	b	7,358,395
Vertex Pharmaceuticals	291,600	b	4,059,072
WellChoice	153,300	b	8,753,430
Wright Medical Group	290,100	b	7,989,354
			171,428,700

Interest Sensitive--17.1%
AMB Property	211,900		8,541,689
Affiliated Managers Group	111,500	b	7,437,050
Ameritrade Holding	601,400	b	8,936,804
Associated Banc-Corp	377,558		12,617,988
Bank of Hawaii	152,500		7,431,325
Chicago Mercantile Exchange Holdings	60,400		13,057,876
Colonial BancGroup	347,500		7,745,775
Compass Bancshares	259,700	a	11,574,829
Cullen/Frost Bankers	182,200		8,127,942
Developers Diversified Realty	207,240	a	9,450,144
Edwards (A.G.)	220,300	a	9,100,593
Everest Re Group	82,500		7,382,925
General Growth Properties	204,900		7,976,757
Independence Community Bank	239,600	a	8,980,208
Jefferies Group	229,900		8,140,759
La Quinta	782,100	b	6,780,807
Legg Mason	203,495		16,723,219
Nationwide Financial Services, Cl. A	175,500		6,700,590
New York Community Bancorp	752,300		13,706,906
Platinum Underwriters Holdings	246,800		7,502,720
Protective Life	185,100	a	7,439,169
Providian Financial	567,000	b	10,103,940
Radian Group	167,346		7,677,834
Rayonier	184,524		9,685,665
RenaissanceRe Holdings	133,800		6,301,980
Wilmington Trust	141,900		5,084,277
			234,209,771
Producer Goods--16.6%
Ashland	148,400		10,135,720
Bemis	129,600		3,519,936
C.H. Robinson Worldwide	179,600	a	10,267,732
Cooper Industries, Cl. A	107,200		7,390,368
Cytec Industries	224,000		9,331,840
D.R. Horton	386,742	a	13,369,671
Dycom Industries	328,400	b	6,449,776
Freeport-McMoRan Copper & Gold, Cl. B	217,500		7,677,750
Heartland Express	262,550		5,264,127
Inco	230,600		8,898,854
Joy Global	286,750		10,764,595
Kennametal	148,500		6,534,000

L-3 Communications Holdings	143,360		10,147,021
Lafarge North America	62,300	a	3,761,051
Landstar System	152,200	b	5,135,228
Lennar, Cl.A	252,300	a	14,635,923
Lyondell Chemical	424,400		10,075,256
Mosaic	449,000	a,b	5,872,920
Overseas Shipholding Group	129,700		7,924,670
Packaging Corp. of America	232,200		5,071,248
Peabody Energy	439,000		20,957,860
Pentair	297,460		13,239,945
Sherwin-Williams	127,700		5,676,265
Stanley Works	144,700		6,455,067
Toll Brothers	146,300	b	13,545,917
United States Steel	142,500		5,667,225
			227,769,965
Services--9.9%
CACI International, Cl. A	90,200	b	5,814,292
Cablevision Systems (NY Group), Cl. A	193,400	b	4,947,172
ChoicePoint	187,500	b	7,361,250
Cognizant Technology Solutions, Cl. A	316,200	b	15,177,600
Dow Jones & Co.	123,500		4,384,250
Dun & Bradstreet	143,300	b	8,804,352
FactSet Research Systems	210,150		6,726,902
Fair Isaac	242,550	a	8,307,337
Getty Images	105,800	a,b	7,918,072
ITT Educational Services	137,900	a,b	6,259,281
Labor Ready	287,000	b	5,923,680
Lazard, Cl. A	75,000	a,b	1,623,750
Nextel Partners, Cl. A	393,500	a,b	9,345,625
Radio One, Cl. D	426,900	b	5,378,940
Rent-A-Center	188,900	b	4,469,374
Republic Services	336,420		11,936,182
Ryder System	103,150	a	3,789,731
Scholastic	241,200	a,b	9,049,824
Shaw Group	279,200	b	5,625,880
Telephone and Data Systems (Spec.)	64,700		2,458,600
			135,302,094
Technology--11.6%
AMETEK	190,500		7,282,815
ATI Technologies	550,600	b	8,297,542
Activision	437,333	b	6,892,368
Amdocs	235,400	b	6,414,650
Amphenol, Cl. A	199,400		8,452,566
CheckFree	348,900	b	13,024,437
Harris	352,600		10,133,724
Hyperion Solutions	128,900	b	5,688,357
International Rectifier	211,300	a,b	10,095,914
Lam Research	270,700	a,b	8,305,076
McAfee	365,000	b	10,468,200
Microchip Technology	642,200		19,034,808
Plantronics	158,700		5,462,454
Polycom	347,100	b	5,938,881
Protein Design Labs	349,700	b	6,679,270
Siebel Systems	454,800	b	4,193,256
Storage Technology	220,300	a,b	7,111,284
Sybase	433,590	b	8,845,236
Zebra Technologies, Cl. A	157,300	b	6,713,564
			159,034,402

Utilities--4.3%
AES	672,400	b	10,012,036

CenturyTel	212,100		6,954,759
Edison International	236,900		8,706,075
Energy East	288,360		8,074,080
PPL	121,000		6,958,710
SCANA	249,300	a	10,503,009
Westar Energy	343,300		7,919,931
			59,128,600

Total Common Stocks
(cost $1,045,491,947)			1,358,670,232

	Principal
Short-Term Investments--.8%	Amount ($)		Value ($)

Repurchase Agreement;
Salomon Smith Barney,
Tri-Party Repurchase Agreement, 3.06%
dated 5/31/2005, due 6/1/2005 in the
amount of $10,550,897 (fully collateralized
by $10,871,000 Federal Home Loan Mortgage
Notes, 3.375%, 4/15/2009,
value $10,761,665)
(cost $10,550,000)	10,550,000		10,550,000

Investment of Cash Collateral
for Securities Loaned--4.8%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Money Market Fund
(cost $66,405,332)	66,405,332	c	66,405,332

Total Investments (cost $1,122,447,279)	104.6%		1,435,625,564

Liabilities, Less Cash and Receivables	(4.6%)		(64,230,632)

Net Assets	100.0%		1,371,394,932

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $ 64,401,335 and the total market value of the collateral held by the fund is $ 66,405,332.
b	Non-income producing.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Mellon Small Cap Stock Fund

STATEMENT OF INVESTMENTS
May 31, 2005 (Unaudited)

Common Stocks--100.2%	Shares		Value ($)

Consumer Cyclical--18.3%
Alaska Air Group	130,690	a	3,857,969
AnnTaylor Stores	308,800	a	7,954,688
CEC Entertainment	74,950	a	3,039,223
CSK Auto	178,010	a	3,013,709
Choice Hotels International	89,470		5,869,232
Dick's Sporting Goods	56,170	a,b	2,031,669
Finish Line, Cl. A	80,870		1,610,930
GameStop, Cl. A	107,700	a,b	3,140,532
Guitar Center	49,800	a	2,838,102
Hot Topic	73,120	a,b	1,569,886
Jos. A. Bank Clothiers	97,970	a,b	3,861,977
K-Swiss, Cl. A	50,390		1,617,519
Linens 'n Things	85,520	a	2,084,122
Lone Star Steakhouse & Saloon	149,800		4,525,458
Marvel Enterprises	414,710	a	8,820,882
Men's Wearhouse	79,530	a	4,085,456
NBTY	97,070	a	2,158,837
Oshkosh Truck	56,500		4,505,310
P.F. Chang's China Bistro	41,650	a,b	2,468,596
PETCO Animal Supplies	242,000	a	7,281,780
Panera Bread, Cl. A	78,950	a	4,989,640
Pep Boys - Manny, Moe & Jack	242,080	b	3,234,189
Polaris Industries	66,020	b	3,464,069
Quiksilver	188,800	a	3,005,696
RARE Hospitality International	109,740	a	3,405,232
SCP Pool	109,930		3,937,693
Shuffle Master	115,058	a,b	3,152,589
Sonic	95,490	a	3,246,660
Spectrum Brands	71,470	a	2,642,246
Steak n Shake	193,040	a	3,974,694
Stein Mart	191,210	a,b	4,600,513
Talbots	94,780		2,810,227
Tempur-Pedic International	141,010	a,b	3,289,763
Toro	139,170		5,991,269
Tractor Supply	58,500	a,b	2,598,570
Wild Oats Markets	654,800	a,b	7,359,952
Wolverine World Wide	222,530		5,113,739
Zale	83,450	a	2,601,971
			145,754,589
Consumer Staples--2.7%
Chiquita Brands International	100,480	b	2,921,958
Corn Products International	224,310		4,955,008
Flowers Foods	67,950		2,218,568
Loews Corp-Carolina Group	242,210		7,237,235
Ralcorp Holdings	49,300		1,880,302
Tupperware	117,940		2,665,444
			21,878,515
Energy--8.6%
AGL Resources	87,350		3,078,214
Cal Dive International	124,700	a	5,661,380
Cimarex Energy	145,460	a,b	5,473,660
Energen	98,640		6,429,355
Frontier Oil	120,560		5,896,590
Hydril	34,630	a	1,797,643
New Jersey Resources	113,555		5,121,330
Piedmont Natural Gas	118,900		2,908,294
Remington Oil & Gas	149,480	a	4,633,880
Southwestern Energy	57,140	a	3,988,372
St. Mary Land & Exploration	214,660		5,585,453
Stone Energy	45,850	a	1,972,926
UGI	285,900		7,579,209
Unit	69,800	a	2,723,596
Veritas DGC	110,710	a	2,989,170
Vintage Petroleum	83,870		2,316,489

			68,155,561
Health Care--13.5%
AMERIGROUP	77,970	a	3,059,543
American Healthways	55,400	a	2,175,558
Biosite	64,280	a,b	3,516,759
CONMED	170,550	a,b	5,345,037
Connetics	54,530	a	1,214,383
Cooper Cos.	52,100		3,441,205
Diagnostic Products	45,050		1,961,477
Encysive Pharmaceuticals	383,300	a	3,909,660
Haemonetics	40,220	a	1,636,954
IDEXX Laboratories	115,560	a	6,671,279
Immucor	145,070	a	4,859,845
Invacare	47,290		2,109,607
Kindred Healthcare	113,020	a	4,360,311
LCA-Vision	124,700		5,509,246
MGI Pharma	108,800	a	2,524,160
Matria Healthcare	82,910	a,b	2,362,106
Merit Medical Systems	1	a	15
Owens & Minor	65,290		2,023,990
Pediatrix Medical Group	34,500	a	2,540,235
Pharmaceutical Product Development	113,220	a	5,477,584
Psychiatric Solutions	175,510	a	7,187,134
RehabCare Group	143,720	a	3,993,979
ResMed	106,180	a	6,633,065
Respironics	53,560	a	3,579,950
Sierra Health Services	92,560	a,b	6,115,439
Sybron Dental Specialties	141,980	a	5,263,199
United Surgical Partners International	54,910	a	2,643,367
Ventana Medical Systems	83,580	a	3,531,255
Wright Medical Group	142,800	a	3,932,712
			107,579,054
Interest Sensitive--14.6%
AmerUs Group	60,620	b	2,884,906
Apollo Investment	168,184		2,756,536
Arch Capital Group	62,500	a	2,790,625
BankUnited Financial, Cl. A	156,460		3,866,127
Capital Automotive REIT	97,100		3,474,238
Centene	86,390	a	2,777,439
Downey Financial	64,380	b	4,829,788
East West Bancorp	76,830		2,584,561
Endurance Specialty Holdings	71,910		2,621,120
Equity Inns	643,910		7,720,481
Equity One	190,530	b	4,075,437
Essex Property Trust	73,700		5,896,000
First Midwest Bancorp	108,590		3,766,987
First Niagara Financial Group	162,060		2,110,021
FirstFed Financial	21,660	a	1,173,539
Flagstar Bancorp	101,540		2,006,430
Fremont General	232,420		4,999,354
Horace Mann Educators	167,370		3,046,134
Hudson United Bancorp	65,930		2,251,509
La Quinta	692,910	a	6,007,530
Max Re Capital	114,190		2,524,741
Nelnet, Cl. A	104,820	a	3,867,858
New Century Financial	39,960		2,035,962
Ohio Casualty	133,000	a	3,178,700
Philadelphia Consolidated Holding	43,820	a	3,613,835
Phoenix Cos.	236,090	b	2,715,035
PrivateBancorp	121,030		4,089,604
Republic Bancorp	172,750		2,384,814
SVB Financial Group	82,800	a	3,954,528
South Financial Group	94,210		2,567,222
Susquehanna Bancshares	82,420		1,875,879
UCBH Holdings	147,480		2,521,908
UICI	68,140		1,713,721
Umpqua Holdings	190,820		4,448,014
Wintrust Financial	68,920	b	3,450,824
			116,581,407
Producer Goods & Services--20.4%
Albemarle	74,130		2,819,905
AptarGroup	75,380		3,769,000

Arkansas Best	43,580		1,426,373
Armor Holdings	47,490	a	1,792,748
Brady, Cl. A	67,950		2,077,231
Briggs & Stratton	84,410		2,858,123
CLARCOR	177,980		4,999,458
Carpenter Technology	39,650		2,141,100
Commercial Metals	107,840		2,821,094
Compass Minerals International	88,510		1,994,130
Curtiss-Wright	79,050		4,322,454
Engineered Support Systems	112,650		4,393,350
EnPro Industries	124,030	a	3,357,492
FMC	91,500	a	5,073,675
Florida Rock Industries	67,470		4,415,911
GATX	91,720	b	3,060,696
Genlyte Group	89,180	a	3,973,861
Georgia Gulf	54,790		1,741,226
Headwaters	63,800	a,b	2,110,504
Heartland Express	93,910		1,882,896
IDEX	75,150		2,886,512
Kansas City Southern	116,800	a	2,334,832
Knight Transportation	76,210		1,863,335
Landstar System	97,970	a	3,305,508
M.D.C. Holdings	108,064		7,803,301
Manitowoc	60,630		2,457,334
Massey Energy	199,510	b	8,066,189
Maverick Tube	70,680	a	2,135,243
Meritage Homes	62,250	a	4,526,820
Methanex	201,920		3,753,693
Mueller Industries	90,150		2,434,050
NVR	10,810	a	8,204,790
Olin	357,810		6,716,094
Overseas Shipholding Group	77,410		4,729,751
Pacer International	229,850	a	5,242,879
Quanex	45,640		2,368,260
Reliance Steel & Aluminum	54,340		2,091,547
Simpson Manufacturing	54,700		1,572,078
Standard Pacific	54,800		4,390,576
Teledyne Technologies	181,170	a	5,728,595
Thomas & Betts	86,000	a	2,655,680
Timken	287,150	b	6,748,025
URS	66,510	a	2,250,033
United Stationers	53,070	a	2,602,022
Watsco	112,060		4,951,931
			162,850,305
Services--6.8%
Allscripts Healthcare Solutions	202,710	a,b	3,316,336
CACI International, Cl. A	45,590	a	2,938,731
Cerner	63,140	a,b	4,126,199
Consolidated Graphics	87,570	a	3,706,838
eFunds	75,960	a	1,535,911
FactSet Research Systems	54,380		1,740,704
G & K Services, Cl. A	81,070		3,190,915
Global Payments	61,010		4,227,993
Healthcare Services Group	192,780		3,604,986
Kronos	68,430	a	3,090,299
Labor Ready	287,540	a	5,934,826
MICRO Systems	61,600	a	2,770,768
Navigant Consulting	116,210	a	2,665,857
Regal Entertainment Group, Cl. A	188,200		3,743,298
Shaw Group	116,320	a	2,343,848
Ventiv Health	109,540	a	2,223,662
Watson Wyatt & Co. Holdings	103,950		2,735,964
			53,897,135
Technology--12.6%
ANSYS	109,840	a	3,662,066
Agilysys	235,030		3,614,761
Anixter International	104,180		3,939,046
Avid Technology	50,950	a,b	2,987,708
Axcelis Technologies	415,520	a	2,763,208
Benchmark Electronics	64,810	a	2,052,533
Cognex	73,260		1,901,830
Coherent	54,430	a	1,786,937

Cymer	61,300	a	1,741,533
Cypress Semiconductor	134,650	a	1,741,025
DSP Group	46,970	a	1,104,734
Epicor Software	239,800	a	2,956,734
Esterline Technologies	72,120	a	2,805,468
FLIR Systems	121,840	a	3,265,312
FileNET	65,600	a	1,827,616
Hutchinson Technology	45,620	a	1,887,299
Hyperion Solutions	66,520	a	2,935,528
Informatica	349,990	a	3,002,914
Internet Security Systems	69,500	a	1,542,900
j2 Global Communications	74,030	a,b	2,596,972
MIPS Technologies	548,300	a	4,726,346
Macromedia	83,970	a	3,713,153
Mercury Computer Systems	88,030	a	2,544,067
Micrel	354,300	a	4,109,880
Microsemi	96,560	a	1,992,033
NETGEAR	105,370	a	2,072,628
Packeteer	285,870	a	3,393,277
Power Integrations	52,700	a	1,255,314
Progress Software	62,660	a	1,827,792
Roper Industries	65,250		4,560,975
Skyworks Solutions	215,530	a	1,364,305
THQ	67,890	a,b	1,893,452
Take-Two Interactive Software	108,720	a,b	2,800,627
Trimble Navigation	107,520	a	4,269,619
Varian Semiconductor Equipment Associates	58,400	a	2,369,872
Websense	71,040	a	3,815,558
Western Digital	227,790	a,b	3,419,128
			100,244,150
Utilities--2.7%
ALLETE	87,830		4,215,840
Alaska Communications Systems Group	401,600		3,803,152
CH Energy Group	61,670		2,787,484
CMS Energy	193,530	a	2,560,402
Cleco	189,950		3,968,055
OGE Energy	147,480		4,092,570
			21,427,503

Total Common Stocks
(cost $655,485,911)			798,368,219

Investment of Cash Collateral
for Securities Loaned--9.3%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage
Plus Money Market Fund
(cost $74,534,465)	74,534,465	c	74,534,465

Total Investments (cost $730,020,376)	109.5%		872,902,684

Liabilities, Less Cash and Receivables	(9.5%)		(75,981,231)

Net Assets	100.0%		796,921,453

a	Non-income producing.
b	All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $71,350,409 and the total market value of the collateral held by the fund is $74,534,465.
c	Investment in affiliated money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Mellon International Fund Statement of Investments May 31, 2005 (Unaudited)
Common Stocks--94.6%	Shares	Value ($)

Australia--1.8%
Amcor	2,412,825	12,365,733
National Australia Bank	698,209	16,598,561
		28,964,294
Belgium--1.1%
Fortis	681,197	18,503,229
Denmark--.2%
Danske Bank	112,800	3,235,003
Finland--1.7%
M-real, Cl. B	2,039,675	10,990,332
Nokia	222,600	3,735,212
Nokia, ADR	245,340	4,136,432
UPM-Kymmene	508,716	9,819,154
		28,681,130
France--8.7%
BNP Paribas	276,888	18,615,299
Carrefour	426,240	21,131,726
Credit Agricole	642,390	16,650,951
France Telecom	594,883	17,029,569
Sanofi-Aventis	194,648	17,552,123
Schneider Electric	149,150	10,972,363
Total	84,528	18,665,549
Total, ADR	75,511	8,396,068
Valeo	387,555	16,219,721
		145,233,369
Germany--7.7%
Allianz	114,471	13,490,769
Bayerische Motoren Werke	4,660	201,792
Deutsche Bank	235,342	18,291,730
Deutsche Lufthansa	706,597	8,918,563
Deutsche Post	747,215	17,538,792
Deutsche Postbank	211,823	10,055,962
E.ON	162,780	14,147,801
Heidelberger Druckmaschinen	235,841 a	7,247,487
Infineon Technologies	1,253,044 a	10,975,442
KarstadtQuelle	716,892 b	7,963,742
Medion	176,162	2,730,603
Volkswagen	376,627	16,573,190
		128,135,873
Hong Kong--.8%
Bank of East Asia	3,794,351	11,144,650
Citic Pacific	743,500	2,078,658
		13,223,308
Ireland--1.5%
Bank of Ireland	1,675,660	25,602,550

Italy--4.2%
Banche Popolari Unite Scrl	227,541	4,610,298
Banco Popolare di Verona e Novara Scrl	55,300	1,003,028
Benetton Group	889,098	8,061,073
ENI	804,644	20,549,764
Finmeccanica	13,864,421	12,621,448
UniCredito Italiano	4,436,500	22,949,975
		69,795,586
Japan--26.5%
Aeon	973,800	15,044,373
Alps Electric	518,600	7,873,293
Canon	292,600	15,913,168
Credit Saison	358,600	11,966,005
Dentsu	3,349	8,335,069
Fuji Heavy Industries	2,596,400	10,889,635
Fuji Photo Film	363,600	11,328,460
Funai Electric	99,800	10,478,149
JS Group	511,100	8,720,524
KDDI	3,526	16,186,090
Kao	722,200	16,742,711
Kuraray	1,037,000	9,224,363
Lawson	121,600	4,438,733
Mabuchi Motor	223,500	12,958,612
Matsumotokiyoshi	250,550	6,559,082
Minebea	2,606,600	10,644,087
Mitsubishi Tokyo Financial Group	1,252	10,444,393
Murata Manufacturing	198,900	10,157,220
Nippon Express	4,972,600	22,735,029
Nippon Telegraph and Telephone	2,669	10,923,501
ORIX	83,000	11,988,846
Rinnai	508,700	12,824,764
Rohm	158,000	14,826,381
Skylark	717,200	11,258,622
77 Bank	1,890,500	11,937,065
Shin-Etsu Chemical	424,300	15,722,782
Sohgo Security Services	398,355	5,093,039
Sekisui House	1,286,500	12,653,321
Sumitomo Bakelite	1,628,000	10,174,531
Sumitomo Chemical	2,326,000	10,934,784
Sumitomo Mitsui Financial Group	3,627	23,570,401
TDK	80,400	5,869,641
Takeda Pharmaceutical	318,300	15,345,062
Takefuji	232,120	14,421,245
Toyoda Gosei	624,000	10,957,460
Toyota Motor	350,500	12,471,125
Yamaha Motor	533,800	9,781,946
		441,393,512
Netherlands--6.3%
ABN AMRO Holding	541,342	12,559,985
Aegon	1,205,759	15,411,744
Heineken	578,397	18,329,373
Koninklijke Philips Electronics	555,590	14,155,012

Koninklijke Philips Electronics (New York Shares)	242,880	6,222,776
Royal Dutch Petroleum	313,350	18,233,354
VNU	105,520	2,866,092
Wolters Kluwer	952,723	16,713,288
		104,491,624
New Zealand--.2%
Carter Holt Harvey	2,999,974	3,781,521
Portugal--.7%
Energias de Portugal	4,757,760	12,073,273
Singapore--2.1%
DBS Group	2,535,910	21,154,582
United Overseas Bank	1,633,300	14,015,957
		35,170,539
South Africa--.9%
Anglo American	654,200	15,602,366
Spain--3.0%
Banco Sabadell	320,708	8,403,595
Endesa	1,020,701	22,187,625
Repsol YPF	133,900	3,345,540
Repsol YPF, ADR	634,451	15,899,342
		49,836,102
Sweden--1.0%
Electrolux, Cl. B	116,920	2,552,941
Svenska Cellulosa, Cl. B	402,470	13,682,098
		16,235,039
Switzerland--6.9%
Ciba Specialty Chemicals	310,854	18,479,511
Clariant	108,400	1,519,333
Lonza Group	110,913	6,766,670
Nestle	88,620	23,307,982
Novartis	543,940	26,543,749
Swiss Reinsurance	278,270	17,221,994
Swisscom	320	107,094
UBS	275,339	21,218,078
		115,164,411

United Kingdom--19.3%
BAA	1,199,140	13,569,234
BAE Systems	2,354,834	11,525,562
BOC Group	562,124	10,279,600
BP	2,234,200	22,377,921
BT Group	5,224,983	20,254,430
Barclays	1,439,097	13,642,391
Boots Group	1,541,089	16,976,433
Bunzl	665,796	6,511,328
Centrica	3,173,560	13,383,841
Diageo	1,371,556	19,708,862
GKN	3,340,642	15,303,000
GlaxoSmithKline	1,291,721	31,934,030
HSBC Holdings	817,210	12,894,351
Lloyds TSB Group	368,104	3,031,202
Marks & Spencer Group	1,040,100	6,381,092

Rexam	820,992	7,200,826
Rio Tinto	507,354	15,051,415
Royal Bank of Scotland Group	712,169	20,920,425
Sainsbury (J)	2,013,291	10,457,765
Shell Transport & Trading	39,977	347,000
Unilever	2,018,660	19,686,976
Vodafone Group	11,707,604	29,528,890
		320,966,574

Total Common Stocks
(cost $1,401,659,989)		1,576,089,303

Preferred Stock--.0%
Germany;
Henkel KGaA
(cost $113,364)	1,470	135,087

	Principal
Short-Term Investments--3.8%	Amount ($)	Value ($)

Repurchase Agreements;
J.P. Morgan Chase & Co.,
2.87%, dated 5/31/2005, due 6/1/2005 in the
amount of $63,605,070 (fully collateralized by
$64,550,000 U.S. Treasury Note, 3.75%, 5/15/2008,
value $64,872,750)
(cost $63,600,000)	63,600,000	63,600,000

Investment of Cash Collateral for Securities Loaned--.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $8,520,400)	8,520,400 c	8,520,400

Total Investments (cost $1,473,893,753)	98.9%	1,648,344,790

Cash and Receivables (Net)	1.1%	18,253,668

Net Assets	100.0%	1,666,598,458

ADR--American Depository Receipts

a Non-income producing.
b	A portion of this security is on loan. At May 31, 2005, the total market value of the fund's
	security on loan is $7,953,829 and the total market value of the collateral held by the fund is $8,520,400.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.
MELLON EMERGING MARKETS FUND
Statement of Investments
May 31, 2005 (Unaudited)

Common Stocks--94.5%	Shares		Value ($)

Brazil--6.6%
Banco Itau Holding Financeira, ADR	48,700		4,282,191
Brasil Telecom Participacoes, ADR	234,540		7,784,383
Cia de Saneamento Basico	123,584		7,347,967
do Estado de Sao Paulo
Cia de Saneamento Basico do Estado	210,100		3,134,692
de Sao Paulo, ADR
Cia Vale do Rio Doce, ADR	146,900		4,264,507
Empresa Brasileira de Aeronautica, ADR	358,950		10,876,185
Grendene	670,100		4,220,228
Petroleo Brasileiro, ADR	616,920		29,118,624
Telecomunicacoes Brasileiras, ADR	272,800		7,995,768
Tim Participacoes, ADR	8,712		137,214
Unibanco, ADR	41,970		1,506,723
			80,668,482
Chile--.3%
Banco Santander Chile, ADR	128,500		4,009,200

China--2.4%
Beijing Capital International Airport, Cl. H	2,269,200		802,136
China Petroleum & Chemical, ADR	36,300		1,347,093
China Petroleum & Chemical, Cl. H	10,699,800		3,919,794
China Telecom, Cl. H	16,135,000		5,651,688
Huadian Power International, Cl. H	29,094,300		8,040,612
Huaneng Power International, Cl. H	3,618,000		2,581,097
Sinopec Yizheng Chemical Fibre, Cl. H	19,060,000		2,915,497
Sinotrans, Cl. H	14,023,000		4,100,767
Weiqiao Textile, Cl. H	280,000		383,310
			29,741,994
Croatia--.5%
Pliva, GDR	457,400	a	5,397,320

Egypt--.5%
Commercial International Bank, GDR	489,300	a	3,767,610
Suez Cement	140,485		1,958,790
			5,726,400
Hong Kong--4.6%
Beijing Enterprises	1,497,000		1,914,642
Brilliance China Automotive	9,683,000		1,742,532
China Mobile (Hong Kong)	7,005,600		25,574,456
China Resources Enterprise	5,648,300		7,768,627
Denway Motors	23,869,500		8,437,596
Panva Gas Holdings	2,987,000	b	1,209,452
Shanghai Industrial	4,666,600		9,057,748
			55,705,053
Hungary--1.7%
Gedeon Richter	74,983		9,796,874
Magyar Telekom	2,772,200		10,756,710
			20,553,584

India--10.7%
Bharat Petroleum	1,235,348		11,014,446
Dr. Reddy's Laboratories	139,300		2,305,487
Dr. Reddy's Laboratories, ADR	584,400		9,467,280
GAIL India	946,181		4,555,384
GAIL India, GDR	170,200	a	5,008,986
Hindalco Industries, GDR	441,600	a	11,384,448
Hindustan Lever	2,274,864		7,276,571
Hindustan Petroleum	1,630,722		12,443,478
ICICI Bank	348,101		3,030,641
ICICI Bank, GDR	105,900		2,059,028
Mahanagar Telephone Nigam	4,322,957		11,956,937
Mahanagar Telephone Nigam, ADR	358,450		2,326,341
NIIT Technologies	87,260	b	273,218
Oil and Natural Gas	495,236		10,181,578
Reliance Industries	1,938,148		23,617,086
State Bank of India, GDR	337,700	a	13,313,822
			130,214,731
Indonesia--2.3%
PT Bank Mandiri	25,324,500		4,418,147
PT Gudang Garam	5,048,700		6,844,796
PT Indofood Sukses Makmur	59,779,500		7,539,191
PT Telekomunikasi Indonesia	19,581,500		9,569,519
			28,371,653
Israel--.8%
Bank Hapoalim	825,682		2,898,870
Bank Leumi Le-Israel	1,151,000		3,260,993
Super-Sol	1,565,094		4,207,165
			10,367,028
Malaysia--4.3%
Commerce Asset Holdings	6,396,800		7,844,497
Gamuda	7,233,300		8,299,260
Genting	2,575,000		12,129,605
Kuala Lumpur Kepong	2,206,400		3,716,042
MK Land Holding	1,345,000		431,816
Resorts World	2,288,000		5,810,316
Sime Darby	9,099,200		13,888,252
			52,119,788
Mexico--7.3%
Cemex	1,112,444		8,474,994
Coca-Cola Femsa, ADR	813,100		19,351,780
Consorcio ARA	125,000		407,091
Controladora Comercial Mexicana	9,497,100		10,222,457
Desc, Ser. B	6,871,166	b	1,864,794
Embotelladoras Arca	183,000		376,950
Grupo Continental	2,047,500		3,164,548
Kimberly-Clark de Mexico, Cl. A	3,932,100		12,534,478
Telefonos de Mexico, ADR	1,736,200		32,397,492
			88,794,584
Philippines--.6%
ABS-CBN Broadcasting	1,568,300		316,189
Bank of the Philippine Islands	6,436,576		5,721,663
Manila Electric, Cl. B	2,878,000	b	1,160,484
			7,198,336

Poland--1.4%
Bank BPH	27,166		4,110,349
KGHM Polska Miedz	654,966	b	5,684,932
Powszechna Kasa Oszczednosci Bank Polski	215,000	a, b	1,682,068
Telekomunikacja Polska	1,101,267		6,128,626
			17,605,975

Russia--3.1%
LUKOIL, ADR	756,800		26,435,274
OAO Gazprom, ADR	344,400		11,657,940
			38,093,214

South Africa--10.8%
Alexander Forbes	2,300,119		3,806,582
Aveng	2,461,641		4,153,208
Bidvest Group	887,167		8,979,513
Illovo Sugar	833,876		1,013,645
Impala Platinum Holdings	154,125		12,868,580
Nampak	4,196,510		9,219,047
Nedbank Group	1,981,063		21,992,469
Network Healthcare Holdings	3,826,905	b	3,374,043
Old Mutual	5,036,286		10,802,854
Sanlam	6,856,200		11,249,789
Sappi	1,655,781		15,907,914
Sasol	637,361		15,691,327
Shoprite Holdings	1,573,836		3,250,013
Steinhoff International Holdings	3,175,969		6,279,376
Tongaat-Hulett Group	306,728		2,650,403
			131,238,763
South Korea--20.0%
CJ	97,880		6,994,898
Daelim Industrial	111,660		5,375,197
Hyundai Department Store	95,130		4,508,643
Hyundai Development	214,520		4,535,262
Hyundai Motor	218,880		12,318,110
INI Steel	231,430		3,434,123
Industrial Bank of Korea	865,600		7,689,449
KT, ADR	837,450		17,527,828
Kangwon Land	819,597		11,795,689
Kia Motors	318,500		4,568,065
Kookmin Bank	469,114		20,627,047
Kookmin Bank, ADR	53,340		2,357,628
Korea Electric Power	891,130		26,357,989
Korea Fine Chemical	11,140		106,811
Kumho Tire, GDR	308,200	a	2,108,088
LG Chem	268,090		9,778,965
LG Electronics	104,010		7,556,856
POSCO	65,000		11,612,903
POSCO, ADR	71,350		3,205,042
SK Telecom	45,100		8,259,007

SK Telecom, ADR	256,800	5,372,256
Samsung	212,090	2,915,580
Samsung Electro-Mechanics	536,100	13,036,675
Samsung Electronics	55,670	27,019,980
Samsung Fire & Marine Insurance	206,580	15,480,685
Samsung SDI	101,870	9,747,164
		244,289,940

Taiwan--13.6%
Accton Technology	3,368,225 b	1,707,469
Advanced Semiconductor Engineering	8,657,000 b	6,306,789
Asustek Computer	3,501,025	9,666,468
Benq	7,461,000	7,707,202
China Motor	5,797,000	5,979,052
Compal Electronics	23,676,306	22,721,403
Delta Electronics	3,264,800	5,298,209
Elan Microelectronics	2,204,726	1,075,476
First Financial Holdings	14,768,000 b	12,030,046
Nien Hsing Textile	2,056,000	1,720,708
President Chain Store	767,000	1,406,106
Quanta Computer	9,772,984	17,885,199
SinoPac Financial Holdings	25,181,225	13,447,649
Taishin Financial Holdings	1,690,000	1,462,889
Taiwan Mobile	6,719,806	6,727,305
United Microelectronics	53,262,869 b	36,001,046
United Microelectronics, ADR	335,338 b	1,254,164
Yageo	35,281,960 b	13,386,110
		165,783,290

Thailand--2.3%
Charoen Pokphand Foods	20,310,700	2,091,640
Delta Electronics	956,700	360,352
Kasikornbank	5,851,700	8,263,036
Krung Thai Bank	38,766,800	8,715,108
Siam Commercial Bank	6,922,500	7,869,290
Siam Makro	547,400	798,332
		28,097,758
Turkey--.7%
Tupras-Turkiye Petrol Rafine	685,754	8,744,683

Total Common Stocks
(cost $926,421,908)		1,152,721,776

Preferred Stocks--3.2%

Brazil:
Banco Bradesco	227,299	7,303,517
Cia de Tecidos Norte de Minas	53,122	4,578,154
Cia Energetica de Minas Gerais	209,334	6,331,641
Cia Paranaense de Energia	1,332,701	7,620,160
Duratex	37,900	1,727,367
Telecomunicacoes de Sao Paulo	190,758	3,615,984
Telemar Norte Leste	150,904	3,520,155
Telemig Celular Participacoes	2,780,504	4,539,129
Telemig Celular Participacoes (Receipt)	30,613	49,341
Total Preferred Stocks
(cost $22,642,152)		39,285,448

Total Investments (cost $949,064,060)	97.7%	1,192,007,224
Cash and Receivables (Net)	2.3%	28,317,701
Net Assets	100.0%	1,220,324,925

ADR--American Depository Receipt GDR--Global Depository Receipt
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $42,662,342 or 3.5% of net assets.
b	Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.
Mellon Bond Fund
Statement of Investments
May 31, 2005 ( Unaudited )
	Principal
	Amount ($)	Value ($)
Bonds and Notes - 97.7%
Aerospace & Defense - .2%
United Technologies,
Notes, 6.5%, 6/1/2009	1,250,000	1,355,908

Asset-Backed Ctfs.-Automobile Receivables - 1.5%
Harley-Davidson Motorcycle Trust,
Ser. 2003-4, Cl. A2, 2.69%, 2011	4,650,000	4,579,019
Honda Auto Receivables Owner Trust,
Ser. 2004-3, Cl A4, 3.28%, 2010	3,820,000	3,736,284
Onyx Acceptance Grantor Trust,
Ser. 2005-A, Cl A4, 3 91%, 2011	4,910,000	4,884,892
		13,200,195
Asset - Backed Ctfs.-Credit Cards -1.3%
Bank One Issuance Trust,
Ser. 2003-03, Cl. C3, 4.77%, 2016	11,000,000	10,998,270

Asset - Backed Ctfs.-Other - .3%
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B, 4.29%, 2012	2,305,000	2,320,345

Bank & Finance - 9.7%
AXA Financial,
Sr. Notes, 7.75%, 2010	5,650,000	6,512,998
American Express,
Notes, 4.75%, 2009	3,000,000	3,060,075
Bank of America,
Sr. Notes, 5.875%, 2009	6,585,000	6,964,941
Bear Stearns Cos.,
Notes, 4.5%, 2010	2,000,000	2,008,216
CIT,
Sr. Debs, 5.875%, 2008	4,800,000	5,028,960
Caterpillar Financial Services,
Notes, 3.625%, 2007	5,825,000	5,761,589
Citigroup:
Sr. Notes, 6.2%, 2009	1,825,000	1,945,932
Sub. Notes, 6.625%, 2032	1,900,000	2,254,833
Countrywide Home Loans,
Notes, 3.25%, 2008	6,165,000 a	5,980,346
General Electric Capital,
Notes, Ser. A, 6.75%, 2032	900,000	1,105,615
Goldman Sachs,
Notes, 4.75%, 2013	6,500,000	6,481,858
J.P.Morgan,
Sub Notes, 6.25%, 2009	1,800,000	1,915,825
KFW,
Gtd. Global Notes,
(Gtd. By Fedeal Rep. of Gemany),
3.75%, 2008	7,530,000	7,526,340
Landwirtschaftliche Rentenbank,
Gtd. Global Notes,
(Gtd. By Bundes Republik Deutschland),
3.25%, 2007	6,555,000	6,452,860
Lehman Brothers:
Notes, 4.25%, 2010	5,200,000 a	5,167,339
Notes, 7%, 2008	2,000,000	2,142,688
Merrill Lynch & Co.,
Notes, 4.125%, 2009	3,250,000	3,230,194
Morgan Stanley,
Bond, 6.75%, 2011	3,200,000	3,581,002
PNC Funding,
Notes, 4.5%, 2010	2,825,000	2,838,676
Wells Fargo & Co.,
Notes, 3.12%, 2008	2,425,000	2,351,163
		82,311,450

Collateralized Mortgage Obligations - 1.0%
ABN Amro Mortgage,
Ser. 2002-1A, Cl. M, 5.63%, 2032	1,419,935	b	1,429,849
Federal Home Loan Mortgage Corp.,
Muiltclass Mortgage Participation
Ctfs., REMIC, Ser. 1660,
Cl. H, 6.5%, 1/15/2009	2,883,816		2,959,055
Federal National Mortgage Association:
REMIC Trust, Pass-Through Ctfs.,
Ser. 1992-18, Cl. HC, 7.5%, 3/25/2007	373,109		381,504
(Interest Only Obligation)
Ser. 333, Cl. 2, 5.5%, 3/1/2033	8,561,439	c	1,645,627
Washington Mutual Mortgage Securities,
Ser. 2003-S4, Cl. 4A1, 4%, 2032	2,155,637		2,150,645
			8,566,680
Commercial Mortgage Pass - Through Ctfs. - 1.9%
Asset Securitization,
Ser.1995-MD IV, Cl. A-1, 7.10%, 2029	2,279,304		2,316,116
GS Mortgage Securities II,
Ser. 1998-GLII, Cl. A-2, 6.562%, 2031	8,750,000		9,264,237
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2005-CB11, Cl. A2, 5.016%, 2037	4,145,000		4,261,517
			15,841,870
Foreign Governmental - 3.1%
Financement-Quebec,
Gtd. Notes, ( Gtd. By Province of Quebec ), 5%, 2012	4,875,000		5,073,008
Mexico Government,
Notes, 6.625%, 2015	4,000,000	a	4,386,000
Province of Manitoba Canada,
Notes, 4.45%, 2010	3,220,000	a	3,265,074
Province of Ontario:
Notes, 5.125%, 2012	3,500,000		3,730,391
Sr.Notes, 5.5%, 2008	4,000,000		4,200,500
Republic of Italy,
Bond, 4%, 2008	5,730,000		5,750,582
			26,405,555
Industrials - 2.3%
Canadian National Railway,
Notes, 4.25%, 2009	7,600,000		7,591,594
E.I. du Pont de Nemours & Co.,
Notes, 4.125%, 2010	2,100,000		2,100,859
Emerson Electric,
Notes, 5%, 2014	4,290,000		4,419,494
IBM:
Debs., 7%, 2025	2,000,000		2,433,582
Notes, 4.375%, 2009	3,000,000		3,028,440
			19,573,969
Media & Telecommunications - 6.1%
British Sky Broadcasting,
Notes, 6.875%, 2009	4,180,000		4,490,001
Comcast Cable Communications:
Notes, 6.2%, 2008	1,000,000		1,057,728
Sr. Notes, 6.875%, 2009	4,775,000		5,200,328
Grupo Televisa SA,
Sr. Notes, 6.625% 2025	3,000,000	d	3,015,000
Sprint Capital,
Sr. Notes, 6.125%, 2008	4,800,000		5,070,403
Time Warner,
Debs., 6.95%, 2028	4,430,000		5,108,738
Univision Communications,
Sr. Notes, 3.5%, 2007	9,400,000		9,241,996
Verizon Global Funding,
Notes, 7.6%, 2007	750,000		793,909
Verizon New York,
Debs., Ser. B, 7.375%, 2032	4,500,000	a	5,237,775
Verizon Virginia,
Debs., Ser. A, 4.625%, 2013	1,125,000		1,098,632
Viacom,
Debs., 7.875%, 2030	5,400,000		6,415,519
Vodafone,
Notes, 7.75%, 2010	4,430,000		5,057,944
			51,787,973

Real Estate Investment Trust - .9%
Liberty Property,
Sr. Notes, 7.25%, 2011	2,025,000	2,275,112
Mack-Cali Realty,
Notes, 7.75%, 2011	4,775,000	5,468,635
		7,743,747
Retail - .4%
Wal-Mart Stores,
Sr. Notes, 6.875%, 2009	2,975,000	3,282,383

U.S. Government - 20.7%
U.S. Treasury Bonds:
5.375%, 2/15/2031	33,180,000	38,436,707
6%, 2/15/2026	4,000,000	4,860,440
U.S. Treasury Inflation Protected Securities,
1.625%, 1/15/2015	14,619,536 a,e	14,659,706
U.S. Treasury Notes:
3.375%, 10/15/2009	9,055,000 a	8,927,316
4%, 3/15/2010	1,100,000 a	1,111,689
4%, 4/15/2010	12,630,000 a	12,764,206
4%, 11/15/2012	6,300,000 a	6,386,373
4.125%, 5/15/2015	29,865,000 a	30,163,650
4.375%, 5/15/2007	42,540,000 a	43,184,481
5.5%, 2/15/2008	5,970,000 a	6,260,799
6%, 8/15/2009	7,925,000 a	8,623,351
6.5%, 10/15/2006	1,595,000 a	1,658,672
		177,037,390
U.S. Government Agencies - 11.3%
Federal Farm Credit Bank,
Bonds, 4.125%, 4/15/2009	6,740,000	6,786,540
Federal Home Loan Banks:
Bonds, 3.625%, 1/15/2008	5,570,000	5,545,336
Bonds, 3.625%, 5/15/2008	365,000	362,732
Bonds, 3.75%, 3/7/2007	2,500,000	2,496,740
Bonds, 3.875%, 2/15/2008	6,040,000	6,039,161
Bonds, 3.9%, 2/25/2008	4,415,000	4,416,135
Bonds, 4%, 4/25/2007	5,000,000	5,017,225
Bonds, 4.25%, 5/16/2008	4,910,000	4,927,234
Bonds, Ser. BZ08, 3.625%, 11/14/2008	4,605,000	4,566,963
Bonds, Ser. S107, 3.75%, 8/15/2007	1,005,000	1,004,242
Federal Home Loan Mortgage Corp.:
Notes, 3.25%, 11/2/2007	3,445,000	3,401,138
Notes, 3.3%, 9/14/2007	6,375,000	6,307,425
Notes, 3.375%, 8/23/2007	5,755,000	5,705,542
Notes, 3.75%, 8/3/2007	5,225,000	5,218,944
Notes, 4.375%, 1/25/2010	6,570,000	6,572,011
Notes, 4.75%, 12/8/2010	4,375,000	4,389,175
Federal National Mortgage Association:
Notes, 3.125%, 12/15/2007	6,105,000	5,996,318
Notes, 3.8%, 1/18/2008	4,995,000	4,976,658
Notes, 4%, 5/9/2007	4,845,000	4,851,356
Notes, 4%, 12/15/2008	7,590,000	7,577,719
		96,158,594

U.S. Government Agencies/Mortgage-Backed - 35.6%
Federal Home Loan Mortgage Corp.:
4.087%, 7/1/2031	870,466 b	892,933
5%, 10/1/2018	10,289,594	10,421,404
5.5%, 9/1/2006-3/1/2035	38,836,395	39,653,611
6%, 7/1/2017	5,147,830	5,339,227
6.5%, 8/1/2031-7/1/2032	3,063,175	3,186,066
7%, 4/1/2032	1,008,850	1,064,650
8.5%, 6/1/2018	3,703,638	4,019,596
Federal National Mortgage Association:
4.5%	23,900,000 f	23,795,318
5%	66,555,000 f	66,513,070
5%, 5/1/2019-11/1/2019	37,369,067	37,836,181
5.5% 1/1/2020-7/1/2034	39,236,280	39,990,994
6%	17,000,000 f	17,472,770
6%, 9/1/2019	6,858,462	7,111,334
6.5%, 3/1/2017-8/1/2032	12,545,559	13,066,521
7%, 6/1/2009-6/1/2032	5,569,029	5,869,811
7.5%, 7/1/2032	1,558,167	1,667,239
8%, 7/1/2007-2/1/2033	1,487,120	1,554,470
Government National Mortgage Association I:
6%, 10/15/2008-10/15/2033	6,391,404	6,601,412
6.5%, 2/15/2024-7/15/2024	9,238,634	9,692,218
7%, 5/15/2023-12/15/2023	1,813,753	1,932,209
7.5%, 3/15/2027	986,603	1,060,904
8%, 5/15/2007-9/15/2008	2,169,220	2,221,351
9%, 12/15/2009	1,893,709	1,987,788
		302,951,077
Utilities - 1.4%
FPL Group Capital,
Debs., 6.125%, 2007	6,800,000	7,058,855
Southern California Edison,
First Mortgage, 4.65%, 2015	4,200,000	4,189,584
Virginia Electric and Power,
Notes, 4.5%, 2010	800,000	798,901
		12,047,340
Total Bonds and Notes
(cost $822,276,086)		831,582,746

	Prinicipal
Short Term Investments- 14.5%	Amount ($)	Value ($)
Agency Discount Notes - 10.5%
Federal Home Loan Banks:
2.86%, 6/13/2005	21,943,000	21,922,081
2.95%, 6/15/2005	23,741,000	23,713,764
Federal National Mortgage Association,
2.85%, 6/13/2005	21,943,000	21,922,154
IBRD (World Bank )
2.89%, 6/13/2005	21,945,000	21,923,860

		89,481,859

Commercial Paper - 2.0%
AIG Funding,
3.025%, 6/13/2005	17,444,000	17,444,000

Repurchase Agreements-2.0%
JP Morgan Chase & Co.,
2.87%, dated 5/31/2005 due 6/1/2005 in the amount of
$16,758,336 (fully collateralized
by $17,007,000, U.S. Treasury Notes, 3.75%, 5/15/2008,
value $17,119,992
(cost $16,757,000)	16,757,000	16,757,000
Total Short Term Investments
(cost $123,682,859)		123,682,859

Investment of Cash Collateral for Securities Loaned - 17.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $152,680,290)	152,680,290	g	152,680,290

Total Investment (cost $1,098,639,235)	130.1%		1,107,945,896
Liabillities, Less Cash and Receivables	(30.1)%		(256,644,281)
Net Assets	100.0%		851,301,615

a	All or a portion of these securities are on loan. At May 31, 2005 the total market value of the fund's securities on loan is $149,313,642 and the total market value of the collateral held by the fund is $152,680,290.
b	Variable rate security--interest rate subject to periodic change.
c	Notional face amount shown.
d	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At May 31, 2005, this security amounted to $3,015,000 or .4% of net assets.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Purchased on a forward commitment basis.
g	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

MELLON INTERMEDIATE BOND FUND Statement of Investments May 31, 2005 (Unaudited)
	Principal
Bonds and Notes - 99.0%	Amount ($)	Value ($)
Asset-Backed-Ctfs.-Automobile Receivables - 1.4%
Harley-Davidson Motorcycle Trust,
Ser. 2003-4, Cl. A2, 2.69%, 2011	2,470,000	2,432,296
Honda Auto Receivables Owner Trust,
Ser. 2004-3, Cl A4, 3.28%, 2010	2,030,000	1,985,513
Onyx Acceptance Grantor Trust,
Ser. 2005-A, Cl. A4, 3.91%, 2011	3,150,000	3,133,892
		7,551,701

Asset-Backed Ctfs.- Credit Cards - .8%
Bank One Issuance Trust,
Ser. 2003-03, Cl. C3, 4.77%, 2016	4,275,000	4,274,328

Asset-Backed - Other - 1.1%
John Deere Owner Trust,
Ser. 2004-A, Cl. A4, 3.02%, 2011	2,245,000	2,200,571
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4, 4.1%, 2010	2,700,000	2,705,337
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B, 4.29%, 2012	1,385,000	1,394,221
		6,300,129

Bank & Finance - 18.8%
AXA Financial:
Sr. Notes, 6.5%, 2008	1,200,000	1,273,776
Sr. Notes, 7.75%, 2010	3,625,000	4,178,693
American Express,
Notes, 4.75%, 2009	2,000,000	2,040,050
Bank of America,
Sr. Notes, 5.875%, 2009	3,500,000	3,701,943
Bank of New York,
Sr. Notes, 3.625%, 2009	4,575,000	4,487,379
Bear Stearns & Cos.,
Notes, 4.5%, 2010	2,100,000	2,108,627
CIT,
Debs., 5.875%, 2008	2,275,000	2,383,517
Caterpillar Financial Services,
Notes, 3.625%, 2007	5,700,000	5,637,950
Citigroup,
Sr. Notes, 6.2%, 2009	4,400,000	4,691,562
Countrywide Home Loans,
Notes, 3.25%, 2008	4,630,000 a	4,491,322
Fifth Third Bancorp,
Notes, 3.375%, 2008	2,800,000	2,730,221
General Electric Capital,
Notes, Ser. A, 3.125%, 2009	5,885,000	5,669,015
Goldman Sachs,
Notes, 6.65%, 2009	5,400,000	5,846,634
Household Finance,
Notes, 4.75%, 2013	5,400,000	5,407,960
International Lease Finance,
Notes, 4.35%, 2008	3,500,000	3,497,032
KfW,
Gtd. Global Notes,
(Gtd. By Federal Rep. of Germany), 3.75%, 2008	9,470,000	9,465,397
Landwirtschaftliche Rentenbank,
Gtd. Global Notes,
(Gtd. By Bundes Republik Deutschland), 3.25%, 2007	8,320,000	8,190,358
Lehman Brothers:
Notes, 4.25%, 2010	2,400,000 a	2,384,926
Notes, 7%, 2008	1,680,000	1,799,858
Merrill Lynch & Co.,
Notes, 4.125%, 2009	6,700,000	6,659,170
Morgan Stanley,
Bonds, 5.8%, 2007	5,000,000	5,154,860
US Bank,
Sr. Notes, 4.125%, 2008	4,000,000	3,998,760
Wachovia,
Sub. Notes, 6.375%, 2009	4,000,000	4,296,904
Wells Fargo & Co.,
Notes, 3.12%, 2008	5,000,000	4,847,760
		104,943,674

Collateralized Mortgage Obligations - .6%
ABN Amro Mortgage,
Ser. 2002-1A, Cl. M, 5.635%, 2032	591,640 b	595,771
Federal Home Loan Mortgage Corp.,
Mulitclass Mortgage Participation Ctfs., REMIC,
Ser. 2134, Cl. PM, 5.5%, 3/15/2014	2,865,598	2,938,585
		3,534,356

Commercial Mortgage Pass - Through Ctfs. - 1.3%
GS Mortgage Securities II,
Ser. 1998-GLII, Cl. A-2, 6.562%, 2031	4,250,000	4,499,773
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2005-CB11, Cl. A2, 5.016%, 2037	2,645,000	2,719,351
		7,219,124

Foreign Government - 4.2%
Financement Quebec,
Gtd. Notes,
(Gtd. By Province of Quebec), 5%, 2012	6,330,000	6,587,106
Mexico Government,
Notes, 6.625%, 2015	2,875,000 a	3,152,437
Province of Manitoba Canada,
Notes, 4.45%, 2010	4,190,000 a	4,248,652
Province of Ontario,
Notes, 5.125%, 2012	2,200,000	2,344,817
Republic of Italy,
Bonds, 4%, 2008	7,315,000	7,341,275
		23,674,287

Health Care - .2%
Johnson & Johnson,
Debs., 3.8%, 2013	1,400,000	1,352,646

Industrial - 1.9%
Canadian National Railway,
Notes, 4.25%, 2009	3,875,000	3,870,714
Conoco Funding,
Notes, 6.35%, 2011	1,825,000	2,016,364
EI Du Pont de Nemours & Co.,
Notes, 4.125%, 2010	1,175,000	1,175,480
Emerson Electric Co.,
Notes, 4.625%, 2012	3,625,000	3,662,845
		10,725,403

Media & Telecommunications - 7.3%
AOL Time Warner,
Notes, 6.875%, 2012	1,550,000	1,745,822
British Sky Broadcasting,
Notes, 6.875%, 2009	3,500,000	3,759,571
Comcast:
Notes, 5.3%, 2014	2,000,000	2,061,098
Sr. Notes, 6.875%, 2009	1,950,000	2,123,694
Grupo Televisa,
Sr. Notes, 6.625%, 2025	2,000,000 c	2,010,000
News America,
Notes, 4.75%, 2010	4,115,000	4,154,294
Sprint Capital:
Notes, 8.375%, 2012	3,000,000 a	3,602,625
Sr. Notes, 6.125%, 2008	2,250,000	2,376,752
Univision Communications,
Sr. Notes, 3.5%, 2007	4,965,000	4,881,543
Verizon Virginia,
Debs., Ser. A, 4.625%, 2013	4,925,000	4,809,568
Viacom,
Sr. Notes, 6.625%, 2011	5,850,000	6,268,913
Vodafone,
Notes, 7.75%, 2010	2,675,000	3,054,176
		40,848,056

Real Estate Investment Trust - 1.3%
ERP Operating,
Notes, 4.75%, 2009	1,200,000	1,210,532
Liberty Property,
Sr. Notes, 7.25%, 2011	1,480,000	1,662,798
Mack-Cali Realty:
Notes, 7.25%, 2009	2,525,000	2,746,486
Notes, 7.75%, 2011	1,500,000	1,717,896
		7,337,712

Retail - .9%
Wal-Mart Stores,
Sr. Notes, 6.875%, 2009	4,500,000	4,964,949

Technology - .9%
IBM,
Notes, 4.375%, 2009	5,000,000	5,047,400

U.S. Government - 32.2%
U.S. Treasury Inflation Protected Securities,
1.625%, 1/15/2015	8,487,172 a,d	8,510,492
U.S. Treasury Notes:
3.5%, 11/15/2009	13,335,000 a	13,216,185
3.875%, 5/15/2010	890,000	895,144
4%, 4/15/2010	7,525,000 a	7,604,961
4%, 11/15/2012	8,390,000 a	8,505,027
4.125%, 5/15/2015	9,560,000 a	9,655,600
4.375%, 5/15/2007	40,525,000 a	41,138,954
5.5%, 2/15/2008	47,925,000 a	50,259,427
6.5%, 10/15/2006	38,285,000 a	39,813,337
		179,599,127

U.S. Government Agencies - 22.6%
Federal Farm Credit Banks:
Bonds, 2.125%, 7/17/2006	4,500,000	4,424,013
Bonds, 4.125%, 4/15/2009	6,730,000	6,776,471
Federal Home Loan Banks:
Bonds, 3.625%, 1/15/2008	7,080,000	7,048,649
Bonds, Ser. BZ08, 3.625%, 11/14/2008	3,195,000	3,168,609
Bonds, 3.75%, 3/7/2007	6,865,000	6,856,048
Bonds, Ser. S107, 3.75%, 8/15/2007	6,990,000	6,984,730
Bonds, 3.875%, 2/15/2008	7,485,000	7,483,960
Bonds, 3.9%, 2/25/2008	5,560,000	5,561,429
Bonds, 4%, 4/25/2007	6,805,000	6,828,443
Bonds, Ser. QP06, 4.125%, 11/15/2006	7,870,000	7,914,355
Bonds, 4.25%, 5/16/2008	6,495,000	6,517,797
Federal Home Loan Mortgage Corp.:
Notes, 3.25%, 11/2/2007	1,545,000	1,525,329
Notes, 3.3%, 9/14/2007	7,700,000	7,618,380
Notes, 3.375%, 8/23/2007	7,170,000	7,108,381
Notes, 3.75%, 8/3/2007	6,660,000	6,652,281
Federal National Mortgage Association:
Notes, 2.71%, 1/30/2007	3,685,000	3,623,335
Notes, 3.125%, 12/15/2007	7,710,000	7,572,747
Notes, 3.375%, 5/15/2007	5,000	4,959
Notes, 3.55%, 2/16/2007	9,665,000	9,629,452
Notes, 3.8%, 1/18/2008	6,490,000	6,466,169
Notes, 4%, 5/9/2007	6,405,000	6,413,403
		126,178,940

U.S. Government Agencies/Mortgage-Backed - 2.0%
Federal Home Loan Mortgage Corp.:
3.5%, 5/1/2008	1,281,222	1,250,793
4.5%, 11/1/2007	1,467,856	1,471,981
4.918%, 11/1/2032	1,252,062 b	1,281,530
Federal National Mortgage Association:
5%, 10/1/2018	5,270,130	5,336,007
5.5%, 6/1/2006	346,524	349,663
7%, 6/1/2009	402,398	418,240
Government National Mortgage Association I:
6.5%, 9/15/2013	739,968	777,426
8%, 2/15/2008	338,464	348,405
		11,234,045

Utilities - 1.5%
Alabama Power,
Sr. Notes, Cl. CC, 3.5%, 2007	3,675,000	3,617,901
FPL Group Capital,
Debs., 6.125%, 2007	3,250,000	3,373,718
Virginia Electric and Power,
Notes, 4.5%, 2010	1,225,000	1,223,318
		8,214,937

Total Bonds and Notes		553,000,814
(cost $556,573,842)

Short Term Investments - 3.1%
Repurchase Agreements;
JP Morgan Chase & Co.,
2.87%, dated 5/31/2005 due 6/1/2005 in the amount
of $17,299,379 (fully collaterized by $17,556,000 U.S. Treasury
Notes, 3.75%, 5/15/2008, value $17,672,639)
(cost $17,298,000)	17,298,000	17,298,000

Investment of Cash Collateral for Securities Loaned - 34.5%
Registered Investment Company;	Shares	Value ($)
Dreyfus Institutional Cash Advantage Plus Fund
(Cost $ 192,791,194)	192,791,194 e	192,791,194

Total Investment (cost $766,663,036 )	136.6%	763,090,008
Liabilites, Less Cash and Receivables	(36.6) %	(204,315,111)
Net Assets	100.0%	558,774,897

a	All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $187,444,880 and the total market value of the collateral held by the fund is $192,791,194.
b	Variable rate security - interest rate subject to periodic change.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At May, 31, 2005, this securitt amounted to $2,010,000 or .4% of net assets.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

MELLON SHORT-TERM U.S. GOVERNMENT SECURITIES FUND

Statement of Investments May 31, 2005 (Unaudited)
	Principal
Bonds and Notes - 98.1%	Amount ($)	Value ($)
Collateralized Mortgage Obligations - .2%
Federal Home Loan Mortgage Corp.,
Multiclass Mortgage Participation Ctfs. REMIC,
Ser. 2495, Cl. UC, 5%, 7/15/2032	275,027	277,948
U.S. Government - 45.8%
U.S. Treasury Notes:

3%, 11/15/2007	14,250,000 a	14,054,633
4.375%, 5/15/2007	16,000,000 a	16,242,400
5.625%, 2/15/2006	17,500,000 a	17,804,150
5.75%, 11/15/2005	8,000,000 a	8,094,320
6.5%, 10/15/2006	17,000,000 a	17,678,640
		73,874,143
U.S. Government Agencies - 41.3%
Federal Farm Credit Banks:
Bonds, 1.875%, 1/16/2007	2,000,000	1,941,434
Bonds, 2.125%, 7/17/2006	2,470,000	2,428,292
Bonds, 2.25%, 9/1/2006	835,000	820,464

Bonds, 2.375%, 10/2/2006	1,425,000	1,400,586
Federal Home Loan Banks:
Bonds, 2.75%, 5/15/2006	895,000	887,712
Bonds, 2.95%, 9/14/2006	2,150,000	2,130,581
Bonds, 3.625%, 1/15/2008	2,280,000	2,269,904
Bonds, 3.875%, 2/15/2008	2,270,000	2,269,685
Bonds, 4%, 4/5/2007	1,315,000	1,317,368
Bonds, 4%, 4/25/2007	2,015,000	2,021,942
Bonds, 4.25%, 5/16/2008	1,900,000	1,906,669
Bonds, Ser. QP06, 4.125%, 11/15/2006	3,385,000	3,404,078
Bonds, Ser. S706, 5.375%, 5/15/2006	1,605,000	1,631,137
Federal Home Loan Mortgage Corp.:
Notes, 2.14%, 2/24/2006	1,000,000	990,037
Notes, 2.2%, 12/30/2005	1,220,000	1,211,190
Notes, 2.25%, 2/17/2006	1,765,000	1,749,311
Notes, Ser. 1, 2.25%, 2/17/2006	1,000,000	991,071
Notes, 3%, 4/25/2007	2,000,000	1,972,944
Notes, 3.25%, 11/2/2007	1,490,000	1,471,029
Notes, 3.3%, 9/14/2007	2,470,000	2,443,818
Notes, 3.375%, 8/23/2007	2,480,000	2,458,687
Notes, 3.75%, 8/3/2007	2,295,000	2,292,340
Notes, 4.375%, 1/25/2010	2,770,000	2,770,848
Federal National Mortgage Association:
Notes, 2.35%, 4/29/2006	1,335,000	1,319,867
Notes, 2.5%, 5/12/2006	1,009,000	998,562
Notes, 2.71%, 1/30/2007	745,000	732,533
Notes, 3%, 10/19/2006	1,275,000	1,262,695
Notes, 3%, 12/15/2006	1,000,000	989,134
Notes, 3%, 3/2/2007	550,000	542,840
Notes, 3.01%, 6/2/2006	2,000,000	1,987,588
Notes, 3.05%, 4/20/2007	510,000	503,138
Notes, 3.125%, 12/15/2007	1,500,000	1,473,297
Notes, 3.5%, 12/28/2006	2,000,000	1,985,078
Notes, 3.55%, 1/12/2007	3,545,000	3,533,440
Notes, 3.55%, 2/16/2007	3,425,000	3,412,403
Notes, 3.8%, 1/18/2008	1,970,000	1,962,766
Notes, 4%, 5/9/2007	1,850,000	1,852,427
Notes, 4.1%, 4/18/2007	1,375,000	1,378,664
		66,715,559

U.S. Government Agencies/Mortgage-Backed - 10.8%
Federal Home Loan Mortgage Corp.:
3.5%, 5/1/2008-8/1/2008	5,193,859	5,070,504
4%, 2/1/2008-3/1/2010	4,634,935	4,605,621
4.087%, 7/1/2031	89,279 b	91,583
4.5%, 11/1/2007-5/1/2008	2,576,476	2,586,063
4.918%, 11/1/2032	313,016 b	320,383
5%, 3/1/2008-4/1/2009	424,251	429,766
Federal National Mortgage Association:
4.5%, 1/1/2010	403,060	403,310
4.699%, 6/1/2032	536,325 b	545,207
4.973%, 3/1/2032	122,355 b	125,011
5.192%, 4/1/2032	182,680 b	187,064
5.242%, 5/1/2032	352,201 b	356,449
5.375%, 5/1/2032	95,105 b	97,621
5.5%, 6/1/2009	120,000	121,912
5.611%, 6/1/2032	216,413 b	225,207
5.773%, 3/1/2032	64,482 b	65,976
5.85%, 6/1/2032	548,914 b	566,853
Government National Mortgage Association I,
6%, 12/15/2008-4/15/2009	1,638,477	1,690,266
		17,488,796
Total Bonds and Notes
(cost $162,319,200)		158,356,446

Short Term - 1.5%
Repurchase Agreements;
JP Morgan Chase & Co.,
2.87%, dated 5/31/2005,
due 6/01/2005 in the amount of 2,418,193
(fully collateralized by $2,454,000 U.S. Treasury Notes,
3.75%, 5/15/2008 value $2,470,304)
(cost $2,418,000)	2,418,000	2,418,000

Investment of Cash Collateral for Securities Loaned- 43.2%

Registered Investment Company;

Dreyfus Instituional Cash Advantage Plus Fund
(cost $69,798,574)	69,798,574 c	69,798,574

Total Investment (cost $234,535,774)	142.8%	230,573,020
Liabilities, Less Cash and Receivables	(42.8) %	(69,146,103)
Net Assets	100.0%	161,426,917

a	All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $67,798,677 and the total market value of the collateral held by the fund is $69,798,574.
b	Variable rate security--interest rate subject to periodic change.
c	Investment in affiliated money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon National Intermediate Municipal Bond Fund
Statement of Investments
May 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--100.8%	Amount($)		Value ($)

Alabama--1.8%

Alabama 5%, 6/1/2009	2,295,000		2,469,947

Alabama Public School & College
Authority, Capital Improvement
5.625%, 7/1/2013	3,000,000		3,316,439

Jefferson County, Limited Obligation School
Warrants 5%, 1/1/2024	3,500,000		3,681,859

Montgomery BMC Special Care Facilities Financing
Authority, Revenue (Baptist Health):
0/5%, 11/15/2013 (Insured; MBIA)	1,365,000	a	1,308,693
0/5%, 11/15/2014 (Insured; MBIA)	2,500,000	a	2,398,374

Alaska--.2%

Anchorage, Electric Utility Revenue
8%, 12/1/2010 (Insured; MBIA)	1,000,000		1,232,939

Arizona--2.6%

Arizona School Facilities Board,
State School Improvement
Revenue 5%, 7/1/2008	1,625,000		1,725,652

Maricopa County Unified School District:
(Paradise Valley):
6.35%, 7/1/2010
(Insured; MBIA)	550,000		632,642
7%, 7/1/2011(Insured; MBIA)	1,905,000		2,291,123
(Scottsdale School)
6.60%, 7/1/2012	1,250,000		1,507,299

Phoenix:
5.40%, 7/1/2007	1,000,000		1,051,510

6.25%, 7/1/2016	1,250,000		1,544,675

Phoenix Industrial Development
Authority, SFMR 6.60%, 12/1/2029
(Collateralized; FNMA, GNMA, FHLMC)	750,000		760,245

Salt River Project Agricultural
Improvement & Power District,
Electric System Revenue:
5%, 1/1/2010	1,000,000		1,082,570
5%, 1/1/2016	1,475,000		1,618,842
5%, 1/1/2017	1,000,000		1,092,900

Scottsdale 5.25%, 7/1/2007	1,000,000		1,049,330

Scottsdale Industrial Development Authority, HR
(Scottsdale Healthcare) 5.70%, 12/1/2021	1,000,000		1,082,580

Tucson 5%, 7/1/2012	1,265,000		1,395,194

University Medical Center Corp., HR
5.25%, 7/1/2016	2,310,000		2,488,794

California--21.0%

Agua Caliente Band, Cahuilla Indians Revenue:
4%, 7/1/2006	600,000		604,986
5.60%, 7/1/2013	1,815,000		1,855,710

Alameda Corridor Transportation Authority, Revenue
(Subordinated Lien) 0/5.25%, 10/1/2021
(Insured; AMBAC)	5,000,000	a	3,736,350

California:
6.80%, 10/1/2005	700,000		709,086
4%, 2/1/2008	2,385,000		2,446,342
5.75%, 3/1/2008	190,000		193,222
5.75%, 3/1/2009 (Insured;FGIC)	80,000		81,388
6.60%, 2/1/2009	510,000		571,430
5%, 11/1/2012 (Prerefunded 11/1/2011)	655,000	b	725,891
5%, 11/1/2012	345,000		374,874
5%, 5/1/2018	30,000,000		32,678,700
5.50%, 6/1/2020	5,000,000		5,452,200
5.25%, 11/1/2026	10,500,000		11,423,475

5%, 2/1/2033	1,825,000		1,901,084
5.50%, 11/1/2033	3,900,000		4,339,764

California Department of Water Resources,
Power Supply Revenue:
5.50%, 5/1/2008	4,000,000		4,272,800
5.375%, 5/1/2018 (Insured; AMBAC)	5,000,000		5,595,950

California Economic Recovery 5%, 7/1/2016	7,400,000		8,001,176

California Educational Facilities Authority:
(Pepperdine University) 5.75%, 9/15/2030	3,250,000		3,507,270
(Stanford University) 5%, 11/1/2011	3,000,000		3,325,230

California Housing Finance Agency, Home Mortgage
Revenue 5.65%, 8/1/2006 (Insured; MBIA)	655,000		668,133

California Infrastructure & Economic Development Bank,
Revenue (Clean Water State Revolving Fund)
5%, 10/1/2017	2,500,000		2,722,850

California Municipal Finance Authority, Solid Waste
Disposal Revenue ( Waste Management Inc.
Project) 4.10%, 9/1/2009	1,000,000		1,005,800

California Statewide Community Development Authority,
Revenue:
(Daughters of Charity Health)
5.25%, 7/1/2024	3,000,000	c	3,176,910
(Kaiser Permanente) 3.85%, 8/1/2006	1,250,000		1,260,125
Multi Family Housing:
(Archstone/Seascape) 5.25%, 6/1/2008	4,000,000		4,184,360
(Equity Residential) 5.20%, 6/15/2009	3,000,000		3,174,720

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue:
0/5.80%, 1/15/2020 (Insured; MBIA)	1,505,000	a	1,357,676
0/5.875%, 1/15/2026 (Insured; MBIA)	8,000,000	a	7,082,960

Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue
(Enhanced-Asset Backed):
5.75%, 6/1/2021	6,755,000		7,253,046

5.75%, 6/1/2023	8,240,000	8,803,616

Kern High School District
6.40%, 2/1/2012 (Insured; MBIA)	2,750,000	3,219,260

Los Angeles Department of Water & Power,
Power Systems Revenue
5.25%, 7/1/2011 (Insured; MBIA)	2,250,000	2,508,998

Los Angeles Unified School District
5.75%, 7/1/2016 (Insured; MBIA)	2,000,000	2,372,940

Modesto Wastewater Treatment Facility, Revenue
6%, 11/1/2009 (Insured; MBIA)	500,000	563,630

Oakland Joint Powers Financing Authority, LR
(Oakland Convention Centers)
5.50%, 10/1/2013 (Insured; AMBAC)	1,500,000	1,718,055

Sacramento Municipal Utility District, Electric Revenue:
5.30%, 7/1/2012	1,275,000	1,363,421
5.25%, 5/15/2013 (Insured; FGIC)	3,530,000	3,979,969

San Francisco City & County Airports Commission,
International Airport Revenue
5.625%, 5/1/2006 (Insured; FGIC)	500,000	512,095

San Jose Redevelopment Agency, Tax Allocation
(Merged Area Redevelopment):
6%, 8/1/2009 (Insured; MBIA)	205,000	229,832
6%, 8/1/2009 (Insured; MBIA)	420,000	468,653

Santa Margarita-Dana Point Authority, Revenue
7.25%, 8/1/2007 (Insured; MBIA)	500,000	545,735

Southern California Public Power Authority,
Power Project Revenue (San Juan Unit 3):
5.50%, 1/1/2013 (Insured; FSA)	3,010,000	3,428,240
5.50%, 1/1/2014 (Insured; FSA)	2,000,000	2,291,900

Westside Unified School District
6%, 8/1/2014 (Insured; AMBAC)	385,000	459,667

Colorado--4.1%

Colorado Department of Transportation, Transportation Revenue
Revenue Anticipation Notes
5.25%, 6/15/2010 (Insured; MBIA)	1,000,000	1,099,470

Colorado Educational & Cultural Facilities Authority,
Revenue (Regis University Project)
5%, 6/1/2022 (Insured; Radian)	1,825,000	1,909,808

Colorado Health Facilities Authority, Revenue
(Vail Valley Medical Center Project)
5%, 1/15/2020	1,250,000	1,301,788

Colorado Housing Finance Authority:
6.75%, 4/1/2015	145,000	149,060
6.70%, 10/1/2016	90,000	91,122
7.15%, 10/1/2030 (Insured; FHA)	130,000	136,228
(Single Family Program):
7.10%, 5/1/2015	30,000	30,427
6.05%, 10/1/2016	275,000	283,594
6 75%, 10/1/2021 (Insured; FHA)	405,000	416,611
7.55%, 11/1/2027	50,000	50,793
6.80%, 11/1/2028	65,000	65,893

E-470 Public Highway Authority, Revenue:
0/5%, 9/1/2016 (Insured; MBIA)	3,565,000	a	2,870,431
0/5%, 9/1/2017 (Insured; MBIA)	3,500,000	a	2,819,705

Jefferson County School District
6.50%, 12/15/2010 (Insured; MBIA)	1,500,000		1,746,750

Northwest Parkway Public Highway Authority:
0/5.45%, 6/15/2017 (Insured; AMBAC)	7,690,000	a	6,435,223
0/5.55%, 6/15/2018 (Insured; FSA)	5,000,000	a	4,197,450
0/5.70%, 6/15/2021 (Insured; AMBAC)	7,345,000	a	6,110,012

University of Colorado, Enterprise System Revenue:
5%, 6/1/2009	500,000		537,275
5.50%, 6/1/2010	500,000		554,940

Connecticut--.6%

Connecticut 5.25%, 6/1/2018 (Insured; AMBAC)	1,500,000		1,725,660

Connecticut Health & Educational Facilities Authority,
Revenue:
(Greenwich Academy):
4.25%, 3/1/2022 (Insured; FSA)	560,000		564,659
4.25%, 3/1/2023 (Insured; FSA)	475,000		477,912
4.50%, 3/1/2025 (Insured; FSA)	530,000		539,370
4.60%, 3/1/2026 (Insured; FSA)	705,000		720,087
(Yale University) 5.125%, 7/1/2027	300,000		317,337

Mohegan Tribe Indians Gaming Authority,
Public Improvement (Priority Distribution)
5.375%, 1/1/2011	1,400,000		1,485,708

Stamford 6.60%, 1/15/2007	500,000		529,865

Florida--3.1%

Florida Board of Education (Capital Outlay -
Public Education) 5.50%, 6/1/2021
(Prerefunded 6/1/2010)	1,750,000	b	1,923,985

Florida Municipal Loan Council, Revenue
5.75%, 11/1/2015 (Insured; MBIA)	520,000		587,475

Hillsborough County Aviation Authority, Revenue
(Tampa International Airport):
5.125%, 10/1/2020 (Insured; AMBAC)	3,540,000		3,891,487
5.125%, 10/1/2021 (Insured; AMBAC)	3,675,000		4,030,079

Hillsborough County Educational Facilities Authority
(University of Tampa Project) 5.75%, 4/1/2018
(Insured; Radian)	3,270,000		3,619,203

Key West Utility Board, Electric Revenue
5.75%, 10/1/2006 (Insured; AMBAC)	1,000,000		1,038,100

Lee County, Airport Revenue
5.875%, 10/1/2019 (Insured; FSA)	2,500,000		2,760,325

Orlando & Orange County Expressway Authority,
Expressway Revenue 5%, 7/1/2013
(Insured; AMBAC)	4,710,000		5,229,796

Georgia--1.8%

Atlanta, Water & Wastewater Revenue
5%, 11/1/2029 (Prerefunded 5/1/2009)
(Insured; FGIC)	1,435,000	b	1,553,488

Burke County Development Authority, PCR
(Georgia Power Co. Plant Vogtle Project)
4.75%, 5/1/2034 (Insured; FGIC)	1,595,000		1,604,315

Chatham County Hospital Authority
(Memorial Health Medical Center)
6.125%, 1/1/2024	2,480,000		2,725,768

Crisp County Development Authority, EIR
(International Paper Co. Project)
5.55%, 2/1/2015	1,000,000		1,073,560

Georgia:
5.40%, 11/1/2010	1,000,000		1,116,750
5.75%, 9/1/2011	3,460,000		3,968,897

Georgia Municipal Electric Authority (Project One)
6%, 1/1/2006	1,275,000		1,297,364

Illinois--3.7%

Chicago:
Gas Supply Revenue
(Peoples Gas, Light & Coke) 4.75%, 3/1/2030	1,000,000		1,045,930
SFMR 4.70% 10/1/2017 (Collateralized; FNMA, GNMA)	195,000		195,897

Chicago Metropolitan Water Reclamation District
(Chicago Capitol Improvement)
7.25% 12/1/2012	8,500,000		10,677,360

Du Page County Community High School District
(Downers Grove) 5.50%, 12/1/2014
(Insured; FSA) (Prerefunded 12/1/2009)	1,000,000	b	1,090,080

Illinois Finance Authority, Gas Supply Revenue
(People's Gas Light & Coke Co.)

4.30%, 6/1/2016 (Insured; AMBAC)	2,500,000	c	2,550,800

Illinois Health Facilities Authority, Revenue
(Loyola University Health System)
5.75%, 7/1/2011	2,500,000		2,735,500

Lake County Community Unitary School District
(Waukegan) 5.625%, 12/1/2011 (Insured; FSA)	3,150,000		3,461,126

Regional Transportation Authority:
7.75%, 6/1/2009 (Insured; FGIC)	1,000,000		1,172,190
7.75%, 6/1/2010 (Insured; FGIC)	1,620,000		1,955,178
7.75%, 6/1/2012 (Insured; FGIC)	1,890,000		2,393,345

Iowa--.4%

Muscatine, Electric Revenue
5.50%, 1/1/2011 (Insured; AMBAC)	3,000,000		3,350,970

Kentucky--.6%

Kentucky Property & Buildings Commission, Revenue
6%, 2/1/2014 (Prerefunded 2/1/2010) (Insured; FSA)	2,000,000	b	2,254,920

Kentucky Turnpike Authority, EDR
(Revitalization's Projects):
6.50%, 7/1/2007 (Insured; AMBAC)	1,000,000		1,072,130
5.50%, 7/1/2012 (Insured; AMBAC)	1,250,000		1,418,600

Maine--.3%

Maine Municipal Bond Bank
5.875%, 11/1/2013 (Insured; FSA)
(Prerefunded 11/1/2009)	1,660,000	b	1,868,496

Maryland--1.6%

Maryland Health & Higher Educational Facilities
Authority, Revenue (Johns Hopkins
University) 5%, 7/1/2004	1,000,000		1,070,390

Maryland State & Local Facilities Loan
(Second Series) 5%, 8/1/2015	10,000,000		11,109,500

Massachusetts--4.2%

Massachusetts
Consolidated Loan:
5.75%, 9/1/2013 ( Prerefunded 9/1/2009)	500,000	b	555,305
5%, 8/1/2016 (Prerefunded 8/1/2014)	3,000,000	b	3,310,020
5.25%, 11/1/2030 (Prerefunded 11/1/2012)	3,000,000	b	3,341,910

Massachusetts Bay Transportation Authority,
Sales Tax Revenue 5.50%, 7/1/2016	7,750,000		8,974,268

Massachusetts Development Finance Agency, Revenue
(Comb Jewish Philanthropies) 4.75%, 2/1/2015	4,135,000		4,411,838

Massachusetts Housing Finance Agency, HR
5.125%, 12/1/2034	350,000		357,977

Massachusetts Municipal Wholesale Electric Company,
Power Supply System Revenue
(Project Number 6)
5.25%, 7/1/2012 (Insured; MBIA)	2,000,000		2,226,460

Massachusetts Port Authority, Revenue:
5.75%, 7/1/2010	1,325,000		1,474,102
6%, 7/1/2012 (Prerefunded 1/1/2010)	2,035,000	b	2,310,905

Massachusetts Water Pollution Abatement Trust
(Pool Program Bonds) 5.25%, 8/1/2017	2,500,000		2,799,825

Weston:
5.625%, 3/1/2017 (Prerefunded 3/1/2010)	650,000	b	724,048
5.625%, 3/1/2018 (Prerefunded 3/1/2010)	665,000	b	740,757

Michigan--.5%

Fowlerville Community School District
6.50%, 5/1/2006 (Insured; MBIA)	555,000		573,143

Michigan Hospital Finance Authority, Revenue
(Genesys Regional Medical Hospital)
5.50%, 10/1/2008	1,505,000		1,623,684

Michigan Municipal Board Authority, Revenue

(Drinking Water Revolving Fund)
5.50%, 10/1/2015	1,000,000	1,162,220

Saint Johns Public Schools (School Bond Loan Fund)
6.50%, 5/1/2006 (Insured; FGIC)	525,000	542,210

Minnesota--2.5%

Minneapolis (Special School District No. 1)
5%, 2/1/2014 (Insured; FSA)	2,350,000	2,504,536

Minnesota Housing Finance Agency
(Residential Housing) 2.35%, 12/11/2006	5,000,000	4,906,150

Minnesota Public Facilities Authority, Water
Pollution Control Revenue
5.25%, 3/1//2016	10,000,000	11,473,900

Mississippi--1.1%

Mississippi 5.50%, 12/1/2017	1,250,000	1,468,750

Mississippi Hospital Equipment & Facilities Authority,
Revenue (Baptist Memorial Health Care)
5%, 9/1/2024	5,845,000	6,092,945

Mississippi Higher Education Assistance
Corporation, Student Loan Revenue
6.05%, 9/1/2007	85,000	85,133

Mississippi University Educational Building Corp., Revenue
5.25%, 8/1/2016 (Insured; MBIA)	400,000	454,896

Missouri--.8%

Missouri Environmental Improvement & Energy Resource
Authority, Water Pollution Control Revenue
(Revolving Fund Program)
5.50%, 7/1/2014	1,250,000	1,446,738

Missouri Highways & Transport Commission,
Road Revenue:
5.50%, 2/1/2010	2,000,000	2,209,720
5.50%, 2/1/2011	2,000,000	2,242,740

Nebraska--.3%

Municipal Energy Agency of Nebraska
Power Supply System
5%, 4/1/2025 (Insured; FSA)	2,000,000		2,141,180

Nevada--.3%

Humboldt County, PCR (Sierra Pacific)
6.55%, 10/1/2013 (Insured; AMBAC)	2,000,000		2,101,000

New Hampshire--.2%

Nashua, Capital Improvement
5.50%, 7/15/2018	560,000		627,234

New Hampshire Business Finance Authority, PCR
(Central Maine Power Co.) 5.375%, 5/1/2014	1,000,000		1,083,350

New Jersey--7.4%

Garden State Preservation Trust:
(Open Space & Farmland Preservation):
5.80%, 11/1/2018 (Insured; FSA)	5,000,000	c	5,798,000
5.80%, 11/1/2019 (Insured; FSA)	5,000,000	c	5,779,150
5.80%, 11/1/2023 (Insured; FSA)	5,000,000	c	5,698,300

Gloucester County Improvement Authority,
Solid Waste Resource Recovery Revenue:
6.85%, 12/1/2009	4,000,000		4,503,800
7%, 12/1/2009	1,000,000		1,117,290

New Jersey 6%, 2/15/2011	1,000,000		1,143,510

New Jersey Economic Development Authority:
Cigarette Tax Revenue:
5%, 6/15/2013 (Insured; FGIC)	3,000,000		3,295,050
5.375%, 6/15/2015	4,400,000		4,844,488
5.50%, 6/15/2024	4,000,000		4,255,080
5.50%, 6/15/2031	1,000,000		1,054,200
School Facilities Construction Revenue
5.25%, 6/15/2018 (Insured; AMBAC)
(Prerefunded 6/15/2011)	5,375,000	b	5,979,365

Trasportation Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System)
5.875%, 5/1/2014 (Insured; FSA) (Prerefunded 5/1/2009)	1,000,000	b	1,105,780

New Jersey Highway Authority, General Revenue
(Garden State Parkway):
5%, 1/1/2009 (Insured; FGIC)	1,060,000		1,132,790
5%, 1/1/2010 (Insured; FGIC)	1,110,000		1,202,641

New Jersey Transit Corp., COP:
5.50%, 9/15/2009 (Insured; AMBAC)	5,000,000		5,469,350
6%, 9/15/2015 (Insured; AMBAC) (Prerefunded 9/15/2010)	2,000,000	b	2,279,780

New Mexico--.5%

New Mexico Finance Authority, Revenue
(Public Project Revolving Fund)
5.25%, 6/1/2017 (Insured; AMBAC)	1,000,000		1,114,090

New Mexico Highway Commission, Tax Revenue
6%, 6/15/2015 (Prerefunded 6/15/2010)	2,000,000	b	2,269,820

New York--10.8%

Greece Central School District:
6%, 6/15/2010 (Insured; FGIC)	225,000		255,917
6%, 6/15/2011 (Insured; FGIC)	950,000		1,096,357
6%, 6/15/2012 (Insured; FGIC)	950,000		1,111,158
6%, 6/15/2013 (Insured; FGIC)	950,000		1,122,378
6%, 6/15/2014 (Insured; FGIC)	950,000		1,133,227
6%, 6/15/2015 (Insured; FGIC)	950,000		1,143,762

Long Island Power Authority, Electric System Revenue:
5%, 6/1/2009	2,000,000		2,133,780
5%, 4/1/2010 (Insured; AMBAC)	2,500,000		2,708,075

Metropolitan Transportation Authority:
Commuter Facilities Revenue:
5.50%, 7/1/2007 (Insured; AMBAC)	1,000,000		1,053,730
5.50%, 7/1/2011	1,000,000		1,087,800
(Grand Central Terminal)
5.70%, 7/1/2024 (Insured; FSA)
(Prerefunded 7/1/2005)	200,000	b	202,482
Service Contract Revenue:

5.50%, 7/1/2016	5,000,000		5,765,300
5.75%, 1/1/2018	1,500,000		1,756,695

Municipal Assistance Corporation For the City of New York
6%, 7/1/2005 (Insured; AMBAC)	100,000		100,269

Nassau County, General Improvement
5.10%, 11/1/2013 (Insured; AMBAC)	3,000,000		3,197,490

New York City:
7%, 8/1/2006	300,000		313,860
6%, 4/15/2009 (Prerefunded 4/15/2007)	4,000,000	b	4,267,800
5.50%, 8/1/2010 (Insured; XLCA)	2,000,000		2,223,400
5%, 8/1/2012	5,105,000		5,563,480
5.75%, 8/1/2012 (Prerefunded 8/1/2007)	240,000	b	256,901
5.75%, 8/1/2012	305,000		323,315
5.75%, 8/1/2013	1,650,000		1,822,953

New York City Municipal Water Finance Authority,
Water & Sewer Systems Revenue:
5.75%, 6/15/2026 (Insured; MBIA)
(Prerefunded 6/15/2006)	440,000	b	457,618
5.75%, 6/15/2026 (Insured; MBIA)	815,000		847,176
5%, 6/15/2039 (Insured; AMBAC)	5,040,000		5,356,814

New York City Transitional Finance Authority, Revenue
5.50%, 11/1/2011	3,000,000		3,357,210
6.125%, 11/15/2014 (Prerefunded 5/15/2010)	825,000	b	949,839
6.125%, 11/15/2014 (Prerefunded 5/15/2010)	175,000	b	201,481
6.125%, 11/15/2015 (Prerefunded 5/15/2010)	2,000,000	b	2,302,640

New York State Dorm Authority, Revenue:
(Consolidated City University System)
5.75%, 7/1/2018 (Insured; FSA)	200,000		237,968
(FIT Student Housing)
5.75%, 7/1/2006 (Insured; AMBAC)	130,000		133,998
(Mental Health Services Facilities):
6%, 8/15/2005	15,000		15,099
6%, 8/15/2005	985,000		991,156
(Vassar College) 6%, 7/1/2005	250,000		250,658

New York State Power Authority, General Purpose Revenue
7%, 1/1/2018 (Prerefunded 1/1/2010)	300,000	b	350,949

New York State Thruway Authority:
(Highway & Bridge Trust Fund):
5.50%, 4/1/2007 (Insured; FGIC)	500,000		523,620
5.50%, 4/1/2013 (Insured; FGIC)	1,000,000		1,127,770
6%, 4/1/2014 (Insured; FSA) (Prerefunded 4/1/2010)	2,000,000	b	2,284,820
6%, 4/1/2016 (Insured; FSA) ( Prerefunded 4/1/2010)	1,000,000	b	1,142,410
(Second General Highway & Bridge Trust Fund)
5.25%, 4/1/2012 (Insured; AMBAC)	5,000,000		5,591,900

New York State Urban Development Corp., Revenue
(Correctional Capital Facilities)
5%, 1/1/2011	5,000,000		5,375,950
(Higher Education Technology Grants)
5.75%, 4/1/2015 (Insured; MBIA)	500,000		511,215

Orange County 5.50%, 11/15/2007	250,000		266,030

Port Authority of New York and New Jersey
5.50%, 10/15/2006 ( Insured; MBIA)	3,045,000		3,150,357

Tobacco Settlement Financing Corp., Revenue
(Asset Backed) 5.50%, 6/1/2019	5,000,000		5,576,150

North Carolina--5.3%

Charlotte 5%, 4/1/2013	1,000,000		1,115,370

Charlotte-Mecklenberg Hospital Authority,
Health Care System Revenue 5.60%, 1/15/2011	1,000,000		1,035,450

Concord, COP 5.50%, 6/1/2011 (Insured; MBIA)	1,000,000		1,120,200

Durham County 5.50%, 4/1/2010	1,000,000		1,111,180

Guilford County, Public Improvement
5.10%, 10/1/2014 (Prerefunded 10/1/2010)	1,500,000	b	1,673,010

Mecklenburg County:
5.50%, 4/1/2011	1,195,000		1,346,920
5%, 3/1/2013	6,285,000		7,006,455
Public Improvement 4.75%, 4/1/2008	1,000,000		1,052,030

North Carolina:
5%, 2/1/2012	9,000,000		9,968,670

Public Improvement 5%, 3/1/2012	5,000,000		5,541,900

North Carolina Eastern Municipal Power Agency,
Power System Revenue 5.375%, 1/1/2016	1,500,000		1,612,890

Raleigh Durham Airport Authority, Revenue
5.25%, 11/1/2013 (Insured; FGIC)	2,465,000		2,726,561

Wake County 5.75%, 2/1/2015 (Prerefunded 2/1/2010)	2,000,000	b	2,271,820

Wake County Industrial Facilities & Pollution Control
Financing Authority, Revenue
(Carolina Power & Light Co.) 5.375%, 2/1/2017	1,000,000		1,080,980

Ohio--3.1%

Akron, Sewer Systems Revenue 6%, 12/1/2014
(Insured; AMBAC)	500,000		562,640

Butler County Transportation Improvement District
6%, 4/1/2011 (Insured; FSA)	1,000,000		1,096,510

Columbus 6%, 6/15/2008	3,000,000		3,270,180

Cuyahoga County, Revenue
(Cleveland Clinic Health System):
6%, 1/1/2015	2,265,000		2,599,586
6%, 1/1/2017	3,900,000		4,444,167

Erie County, Hospital Facilities Revenue
(Firelands Regional Medical Center) 4.50%, 8/15/2006	1,200,000		1,218,720

Ohio Infrastructure Improvements
5.625%, 2/1/2009	1,000,000		1,090,890

Ohio Building Authority:
(Adult Correction Building) 5.25%, 4/1/2013
(Prerefunded 4/1/2008)	2,000,000	b	2,145,020
(Juvenile Correction Facilities) 5.50%, 4/1/2014	3,295,000		3,672,014
(Sports Building Fund) 5.50%, 4/1/2014	1,945,000		2,167,547

Toledo - Lucas County Port Authority, Port
Facilities Revenue (Cargill Inc. Project)
4.50%, 12/1/2015	900,000		938,043

Oklahoma--.2%

Oklahoma Capital Improvement Authority,
State Highway Capital Improvement Revenue
5%, 6/1/2006 (Insured; MBIA)	1,200,000		1,226,076

Oklahoma Housing Finance Agency, SFMR
6.80%, 9/1/2016 (Collateralized; FNMA)	130,000		130,831

Oregon--.7%

Jackson County School District:
(Central Point) 5.75%, 6/15/2016 (Insured; FGIC)
(Prerefunded 6/15/2010)	2,265,000	b	2,544,342
(Eagle Point) 5.625%, 6/15/2014 (Prerefunded 6/15/2011)	1,500,000	b	1,697,580

Portland Urban Renewal & Redevelopment
(Convention Center)
5.75%, 6/15/2018 (Insured; AMBAC)	1,150,000		1,290,967

Pennsylvania--2.1%

Allegheny County Hospital Development Authority,
Revenue (University of Pittsburgh Medical Center)
5.25%, 6/15/2015	1,620,000		1,777,756

Chester County 5%, 11/15/2010	3,420,000		3,735,358

Pennsylvania Higher Educational Facilities Authority,
Health Services Revenue
(University of Pennsylvania) 5.35%, 1/1/2008	3,750,000		3,832,613

Philadelphia School District 5%, 4/1/2017 (Insured; AMBAC)	2,165,000		2,373,619

Scranton-Lackawanna Health & Welfare Authority
Catholic Healthcare Revenue (Mercy Health)
5.10%, 1/1/2007 (Insured; MBIA)	100,000		103,268

State Public School Building Authority, College Revenue
(Harrisburg Community College)
6.25%, 4/1/2008 (Insured; MBIA)	795,000		865,882

Swarthmore Borough Authority, College Revenue:
5%, 9/15/2011	1,000,000		1,099,010
5%, 9/15/2012	1,400,000		1,546,132

Rhode Island--.1%

Rhode Island Health & Educational Building Corp.,
Higher Educational Revenue
(Providence College):
4.50%, 11/1/2017 (Insured; XLCA)	795,000		822,284
5%, 11/1/2022 (Insured; XLCA)	250,000		265,050

South Carolina--3.8%

Greenville County School District, Installment Purchase Revenue:
(Building Equity Sooner Tomorrow):
5.25%, 12/1/2010	10,000,000		10,934,000
5.25%, 12/1/2011	5,650,000		6,226,583
5.10%, 10/1/2014	3,000,000		3,433,800
5.875%, 12/1/2018 (Prerefunded 12/1/2012)	3,000,000	b	3,529,080
5%, 12/1/2024	1,000,000		1,051,580

South Carolina Jobs-Economic Development Authority,
Revenue:
Economic Development (Waste Management of
South Carolina Inc.) 4.10%, 11/1/2004	1,000,000		987,840
Hospital Facilities (Georgetown Memorial Hospital)
5.25%, 2/1/2021 (Insured; Radian)	1,250,000		1,320,588

South Carolina School Facilities 5%, 1/1/2009	1,000,000		1,071,140

Tennessee-0.0%

Shelby County Health Educational & Housing
Facilities Board, Revenue
(St. Judes Children's Research) 5%, 7/1/2009	300,000		313,767

Texas--2.2%

Austin Independent School District
(Permanent School Fund Guaranteed)
5.70%, 8/1/2011	1,530,000		1,577,920

Dallas Fort Worth, International Airport Revenue

5.50%, 11/1/2031 (Insured; FGIC)	1,000,000		1,065,760

Harris County, Toll Road Revenue
6%, 8/1/2009 (Insured; FGIC)	5,150,000		5,734,628

Laredo Independent School District
(Permanent School Fund Guaranteed)
6%, 8/1/2014 (Prerefunded 8/1/2009)	1,000,000	b	1,114,890

Lewisville Independent School District Building Bonds:
(Permanent School Fund Guaranteed):
7.50%, 8/15/2006	650,000		685,490
7.50%, 8/15/2007	600,000		658,452

Mission Consolidated Independent School District
(Permanent School Fund Guaranteed)
5.875%, 2/15/2009 (Prerefunded 2/15/2008)	1,690,000	b	1,819,386

North Forest Independent School District
(Permanent School Fund Guaranteed)
5.25%, 8/15/2005	135,000		135,676

San Antonio Electric & Gas Revenue
General Improvement 5.90%, 2/1/2016
(Prerefunded 2/1/2010)	500,000	b	560,415

Texas Municipal Power Agency, Revenue
4.40%, 9/1/2011 (Insured; FGIC)	2,750,000		2,810,885

Utah--.7%

Intermountain Power Agency, Power Supply Revenue:
6%, 7/1/2008 (Insured; MBIA)	4,200,000		4,572,834
6.25%, 7/1/2009 (Insured; FSA)	750,000		840,698

Vermont--.7%

Burlington, Electric Revenue:
6.25%, 7/1/2011 (Insured; MBIA)	2,000,000		2,330,500
6.25%, 7/1/2012 (Insured; MBIA)	2,500,000		2,951,125

Virginia--1.6%

Chesterfield County Industrial Development Authority, PCR
5.875%, 6/1/2017	3,000,000	3,305,940

Louisa Industrial Development Authority, PCR
(Virginia Electric & Power Co.)
5.25%, 12/1/2008	3,000,000	3,116,430

Newport News Industrial Development Authority, Revenue
(Advanced Shipbuilding Carrier) 5.50%, 9/1/2010	1,000,000	1,114,120

Tobacco Settlement Financing Corp.:
5.50%, 6/1/2026	1,300,000	1,300,494
5.625%, 6/1/2037	500,000	499,265

Virginia Commonwealth Transportation Board
(Federal Highway Reimbursement Notes)
5%, 9/27/2012	2,000,000	2,216,180

Washington--.4%

Seattle Municipal Light & Power, Revenue
5.50%, 12/1/2010	1,000,000	1,108,240

Washington Public Power Supply System, Revenue
(Nuclear Project Number 1):
6%, 7/1/2006 (Insured; MBIA)	500,000	516,535
7%, 7/1/2008	380,000	424,494
7%, 7/1/2008	620,000	690,655

West Virginia--.6%
Monongalia County Building Commission, HR
(Monongalia General Hospital) 5.25%, 7/1/2020	4,415,000	c	4,708,509
Wisconsin--.9%
Kenosha, Waterworks Revenue
5%, 12/1/2012 (Insured; FGIC)	750,000		809,138
Wisconsin 5%, 5/1/2016 (Insured; MBIA)	5,000,000		5,483,750
Wisconsin Health & Educational Facilities Authority,
Revenue (Aurora Medical Group Inc.)
5.75%, 11/15/2007 (Insured; FSA)	500,000		532,125

U. S. Related--4.6%

Puerto Rico Commonwealth:
6.25%, 7/1/2011 (Insured; MBIA)	950,000		1,111,567
5%, 7/1/2012	2,000,000		2,139,420
6%, 7/1/2013	1,500,000		1,612,965
6.25%, 7/1/2013 (Insured; MBIA)	1,380,000		1,659,671
Public Improvement 5%, 7/1/2027
(Prerefunded 7/1/2012)	5,000,000	b	5,544,500

Puerto Rico Commonwealth Highway & Transportation
Authority, Transportation Revenue:
6.25%, 7/1/2009 (Insured; MBIA)	150,000		168,815
5.875%, 7/1/2035 (Insured; MBIA) (Prerefunded 7/1/2010)	1,405,000	b	1,602,248
5.875%, 7/1/2035 (Insured; MBIA)	2,595,000		2,897,551

Puerto Rico Electric Power Authority, Power Revenue:
6.50%, 7/1/2006 (Insured; MBIA)	625,000		649,794
5.25%, 7/1/2015 (Insured; MBIA)	2,000,000		2,290,580
5%, 7/1/2017 (Insured; MBIA)	3,940,000		4,383,486
5.25%, 7/1/2029 (Insured; FSA)	2,000,000		2,160,340

Puerto Rico Public Buildings Authority,
Government Facility Revenue:
6.25%, 7/1/2010 (Insured; AMBAC)	750,000		862,005
5.50%, 7/1/2014	1,000,000		1,134,450
5.50%, 7/1/2015	1,000,000		1,137,670
5.50%, 7/1/2016	2,000,000		2,280,840
5.75%, 7/1/2017	1,945,000		2,273,647

University of Puerto Rico, University Revenue
6.25%, 6/1/2008 (Insured; MBIA)	750,000		823,005

Optional Tender Notes-- 3.4%

Arizona--1.7%

Arizona Health Facilities Authority, Revenue
(ARS - Banner Health System)
2.65%, 1/1/2032 (Insured; AMBAC)	12,375,000		12,375,000

Ohio--1.7%

Franklin County, HR (ARS- Ohio Health Corp.,)
2.75%, 11/15/2031 (Insured; MBIA)	12,600,000		12,600,000

Total Long Term Municipal Investments
(cost $713,394,627)	694,835,000		750,983,680

Short-Term Municipal Investments--1.9%

Florida--.9%

Alachua County Health Facilities Authority,
Continuing Care Retirement Community Revenue,
VRDN (Oak Hammock University Florida Project)
2.96% (LOC; BNP Paribas)	1,140,000	d	1,140,000

Capital Projects Finance Authority, Continuing
Care Retirement Community Revenue, VRDN
(Glenridge on Palmer Ranch) 2.96% (LOC;
Bank of Scotland)	1,000,000	d	1,000,000

Jacksonville Health Facilities Authority, HR,
VRDN (Genesis Rehabilitation Hospital)
2.95% (LOC; Nationsbank)	4,400,000	d	4,400,000

Orange County School Board, COP, VRDN
2.94% (Insured; AMBAC)	115,000	d	115,000

Iowa--.3%

City of Hills, Healthcare Revenue, VRDN
(Mercy Hospital Project) 2.96% (LOC;
U.S. Bank Trust, N.A.)	2,510,000	d	2,510,000

Kansas--.1%

Olathe, Health Facilities Revenue, VRDN
(Olathe Medical Center) 2.96% (Insured; AMBAC)	500,000	d	500,000

Massachusetts--0.0%

Massachusetts, VRDN (Central Artery):
Series A, 2.90%	200,000	d	200,000

Nebraska--.3%
Lancaster County Hospital Authority, HR, VRDN
(Bryan LGH Medical Center Project) 2.96%
(Insured; AMBAC)	1,900,000	d	1,900,000
Rhode Island--0.0%
Rhode Island Health & Educational Building Corp.,
Educational Institution Revenue, VRDN (St. Mary
Academy) 2.95% (LOC; Fleet National Bank,
Citizens Trust Company)	200,000	d	200,000
Tennessee--.3%
Clarksville Public Building Authority, Pooled
Financing Revenue, VRDN (Tennessee Municipal
Bond Fund) 2.98% (LOC; Bank of America N.A.)	2,000,000	d	2,000,000
Total Short Term Municipal Investments
(cost $13,965,000)			13,965,000
Total Investments (cost$ 727,359,627)	102.7%		764,948,680
Liabilities, Less Cash and Receivables	(2.7%)		(20,235,960)
Net Assets	100.0%		744,712,720

		Statement Of Financial Futures
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	by Contract $	Expiration	at 05/31/2005 ($)

Financial Futures Sold Short
U.S. Treasury Futures 5 Year Note	110	11,998,594	June 2005	(218,281)
U.S. Treasury Futures 10 Year Note	440	49,651,250	June 2005	(1,650,000)
U.S. Treasury Futures 30 Year Bond	400	46,987,500	June 2005	(1,825,000)

(3,693,281)
Notes to Statement of Investments:

(a)	Zero Coupon until a specified date, at which time the stated coupon rate becomes effective until maturity.
(b)	Bonds which are prerefunded are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	Purchased on a delayed delivery basis.
(d)	Securities payable on demand. Variable interest rate --- subject to periodic change.
(e) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Mellon National Short Term Municipal Bond Fund	May 31, 2005 (Unaudited)

Long-Term Municipal Investments--98.0%
	Principal
	Amount ($)	Value ($)

Alabama--3.0%

State of Alabama 5.25%, 6/1/2007	1,205,000	1,261,502

Alabama Water Pollution Control Authority,
Revolving Fund Loan
5.50%, 8/15/2007 (Insured; AMBAC)	2,000,000	2,110,880

Jefferson County, Limited Obligation School
Warrant 5%, 1/1/2007	2,500,000	2,570,425

Arizona--1.4%

Maricopa County Community College District
6.50, 7/1/2009 (Prerefunded 7/1/2006)	1,510,000 a	1,583,401

Tucson 5%, 7/1/2005	1,160,000	1,162,146

California--9.6%

Agua Caliente Band of Cahuilla Indians, Revenue:
4%, 7/1/2006	400,000	403,324
4.60%, 7/1/2008	800,000	804,424

State of California, Economic Recovery
5%, 7/1/2023	2,500,000	2,644,250

California Infrastructure and Economic Development
Bank, Workers Compensation Relief Revenue
5%, 10/1/2009 (Insured; AMBAC)	2,500,000	2,703,250

California Pollution Control Financing Authority,
PCR (Southern California Edison Co.)
2%, 3/1/2008	2,000,000	1,978,160

California Statewide Communities Development
Authority, Revenue (Kaiser Permanente):
3.85%, 8/1/2006	1,000,000	1,008,100
2.625%, 5/1/2008	2,000,000	1,960,000

California Department of Water Resources, Power
Supply Revenue:
5%, 2/1/2008	1,000,000	1,051,160
5.50%, 5/1/2008	3,500,000	3,738,700

Santa Clara Transitional Authority, Sales Tax
Revenue 4%, 10/2/2006	3,000,000	3,044,460

Colorado--.5%

Colorado Health Facilities Authority, Revenue
(Evangelical Lutheran Hospital)
6.75%, 6/1/2009	1,000,000	993,320

Connecticut--1.0%

State of Connecticut 4%, 12/15/2005	1,000,000		1,006,560

Mashantucket Western Pequot Tribe
6.50%, 9/1/2006 (Prerefunded 9/1/2006)	495,000	a	517,181

Mohegan Tribe of Indians, Gaming Authority, Priority
Distribution Payment Public Improvement
5%, 1/1/2008	500,000		519,085

Florida--4.9%

Escambia County Health Facilities Authority, Revenue
(Ascension Health Credit):
5%, 11/15/2006	1,000,000		1,027,250
5%, 11/15/2007	400,000		417,636

Florida Board of Education, Public
Education 5.375%, 6/1/2008	1,000,000		1,056,960

Greater Orlando Aviation Authority,
Airport Facilities Revenue 5.25%, 10/1/2011	1,000,000		1,072,300

Orlando Utilities Commission, Water and Electric
Revenue 5%, 10/1/2006	1,000,000		1,028,360

Pinellas County, Capital Improvement Revenue
4.50%, 1/1/2006	4,000,000		4,040,280

Saint Johns County Industrial Development
Authority, IDR (Professional Golf Hall
of Fame Project) 5.875%, 9/1/2023
(Insured; MBIA) (Prerefunded 9/1/2006)	1,085,000	a	1,135,279

Georgia--2.6%

Cobb County Development Authority , SWDR
(Georgia Waste Management Project) 3.65%, 4/1/2006	1,000,000		998,130

College Park Business and Industrial Development Authority,
Revenue (Civic Center Project)
5.80%, 9/1/2005 (Insured; FSA)	1,165,000		1,173,644

De Kalb County Development Authority, Revenue
(Emory University Project)
5.375%, 11/1/2005	3,000,000		3,032,220

Illinois--3.5%

Chicago Transit Authority, Capital Grant Receipt Revenue
(Douglas Branch Reconstruction)
5%, 6/1/2007 (Insured; AMBAC)	7,000,000		7,012,460

Kansas--1.2%

Burlington, PCR (Kansas Gas and Electric Co. Project)
2.65%, 6/1/2006	2,500,000		2,491,925

Kentucky--.6%

Kentucky Economic Development Finance Authority,
Health System Revenue (Norton Healthcare Inc.)
6.25%, 10/1/2012	1,000,000	1,100,310

Louisiana--1.0%

Jefferson Sales Tax District, Special Sales Tax Revenue
5%, 12/1/2005 (Insured; AMBAC)	900,000	909,846

Louisiana Local Government Environment
Facilities Community Development Authority,
Revenue (Kenner Road Project)
5%, 3/1/2006 (Insured; AMBAC)	1,050,000	1,066,758

Maryland--1.8%

Washington Suburban Sanitary District,
Sewage Disposal 5%, 6/1/2006	3,500,000	3,577,770

Massachusetts--2.7%

State of Massachusetts, Federal Highway Grant
Anticipation Notes
5.75%, 6/15/2012 (Insured; FSA)	2,000,000	2,244,880

Massachusetts College Building Authority, Project	535,000	540,334
Revenue 4%, 5/1/2006

Massachusetts Health and Educational Facilities Authority,
Revenue (Springfield College) 4%, 10/15/2007	1,220,000	1,243,717

Massachusetts Development Finance Agency, Revenue
(Combined Jewish Philanthropies)
3.50%, 2/1/2008	1,435,000	1,440,324

Michigan--3.3%

State of Michigan, Environmental Program
5%, 5/1/2009	2,000,000	2,149,400

Michigan Building Authority, Revenue (Facilities Program)
5.50%, 10/15/2006	1,250,000	1,293,763

Michigan Hospital Finance Authority, Revenue
(Oakwood Obligated Group)
5%, 11/1/2007	1,000,000	1,040,280

Michigan Municipal Bond Authority, Revenue
(Clean Water State Revolving Fund):
4.50%, 10/1/2006	1,000,000	1,021,860
5%, 10/1/2006	1,000,000	1,028,360

Minnesota--2.2%

Minnesota Housing Finance Authority
Residential Housing 2.35% 12/1/2006	2,000,000	1,962,460

State of Minnesota 5%, 10/1/2006	2,000,000	2,057,520

Willmar Independent School District No. 347
5.15%, 2/1/2009	400,000	406,144
Mississippi--1.5%
State of Mississippi, Highway Revenue, Four
Lane Highway Program 5.25%, 6/1/2006	3,000,000	3,072,210
Nevada--1.0%
Clarke County, PCR (Southern California Edison Co.)
3.25%, 3/2/2009	2,000,000	1,970,180
New Hampshire--1.5%
State of New Hampshire 4%, 7/15/2005	1,000,000	1,001,520
New Hampshire Business Finance Authority, SWDR
(Waste Management Inc. Project) 3.625%, 5/1/2027	2,000,000	1,998,140
New Jersey--2.6%
New Jersey Economic Development Authority,
Revenue:
Cigarette Tax 5.625%, 6/15/2017	2,000,000	2,079,900
School Facilities Construction
5%, 9/1/2007	1,000,000	1,043,160
New Jersey Transportation Trust Fund Authority
5%, 12/15/2006	1,000,000	1,029,800
University of Medicine and Dentistry, COP
6.75%, 12/1/2009 (Insured; MBIA)	1,050,000	1,053,392
New York--7.2%
Metropolitan Transportation Authority,
Service Contract 5%, 1/1/2006	1,425,000	1,442,186
Municipal Assistance Corp. for the City
of New York 5.25%, 7/1/2006	1,415,000	1,452,087
New York City :
5.25%, 11/15/2007	2,095,000	2,208,046
5.20%, 8/1/2008 (Insured; XLCA)	2,000,000	2,107,180
New York City Transitional Finance Authority, Revenue
(New York City Recovery) 5%, 11/01/2006	1,250,000	1,287,762
New York State Dormitory Authority, Revenue
(Lutheran Medical Center)
4%, 8/1/2007 (Insured; MBIA)	1,000,000	1,021,890
New York State Thruway Authority, Service Contract
Revenue, Local Highway and Bridge 5%, 4/1/2006	1,000,000	1,017,420
Tobacco Settlement Financing Corp. 5.50%, 6/1/2009	4,000,000	4,000,000
North Carolina--3.4%

Guilford County 4%, 10/1/2020	2,000,000	2,042,920

State of North Carolina:
5.10%, 6/1/2009	1,000,000	1,037,200
Public Improvement 5%, 3/1/2006	1,000,000	1,016,640

North Carolina Eastern Municipal Power Agency,
Power System Revenue 5%, 1/1/2007	655,000	671,565

Wake County, Public Improvement 5%, 4/1/2006	2,000,000	2,036,840

Ohio--.5%

Ohio Higher Education Capital Facilities
5.25%, 5/1/2006	1,000,000	1,021,830

Oklahoma--.8%

Oklahoma Capital Improvement Authority, State
Highway Capital Improvement Revenue
5%, 6/1/2005 (Insured; MBIA)	1,700,000	1,700,000

Pennsylvania--9.5%

Berks County 5.50%, 11/15/2005 (Insured; AMBAC)	1,835,000	1,857,314

Dauphin County General Authority, School Revenue
3.25%, 4/1/2006	2,000,000	2,000,200

Lehigh County Industrial Development Center,
PCR (Peoples Electric Utility Corp.)
3.125%, 11/1/2008 (Insured; AMBAC)	1,250,000	1,256,150

Peninsula Ports Authority, Coal Terminal Revenue
(Dominion Terminal Association Project)
3.30%, 10/1/2008	1,400,000	1,398,866

State of Pennsylvania:
5.125%, 9/15/2006 (Insured; AMBAC)	1,175,000	1,209,416
5%, 10/1/2007 (Insured; FGIC)	1,000,000	1,048,740

Pennsylvania Higher Educational Facilities Authority,
Revenue (University of Pennsylvania Health System):
4%, 8/15/2006	1,000,000	1,009,290
5%, 8/15/2007	1,000,000	1,035,940

Pennsylvania Industrial Development Authority, EDR
7%, 7/1/2007 (Insured; AMBAC)	440,000	475,134

Philadelphia Hospital and Higher Educational Facilities
Authority, Revenue (Jefferson Health System)
5.50%, 5/15/2007	1,495,000	1,559,360

Philadelphia, Gas Works Revenue
5%, 8/1/2007 (Insured; FSA)	1,555,000	1,622,207

Pittsburgh:	2,000,000	2,011,040
5%, 3/1/2008 (Insured; FGIC)
5%, 9/1/2006 (Insured; MBIA)	2,500,000	2,560,225

Rhode Island--1.0%

Rhode Island , EDR, Department of Transportation
5%, 6/15/2006	2,000,000			2,042,320

South Carolina--2.5%

Greenville County School District, Installment Purchase
Revenue (Building Equity Sooner for Tomorrow)
5%, 12/1/2007	1,000,000		#	1,045,690

South Carolina Jobs and Economic Development
Authority, EDR (Waste Management of
South Carolina Inc. Project)
3.30%, 11/1/2016	4,000,000			3,951,360

Tennessee--2.5%

Humphreys Industrial Development Board, SWDR
(E.I. Dupont Denemours and Co. Project)	2,000,000			2,039,120
6.70%, 5/1/2024

Shelby County Health, Educational and Housing
Facilities Board, Revenue (Baptist Memorial
Healthcare) 4%, 9/1/2006	3,000,000			3,026,430

Texas--12.7%

Dallas Civic Center, Improvement
4.80%, 8/15/2011 (Insured; MBIA)	3,050,000			3,225,649

Dallas, Waterworks and Sewage System Revenue	1,000,000			1,046,200
5%, 10/1/2007

Hays Consolidated Independent School District
5.375%, 8/15/2017 (Prerefunded 8/15/2008)	2,000,000	a		2,148,480

Killeen Independent School District
4.50%, 2/15/2017 (Guaranteed; Public School
Fund)	500,000			513,200

North Texas Thruway Authority, Dallas North Thruway
System Revenue 5%, 7/1/2008 (Insured; AMBAC)	2,000,000			2,106,360

Spring Independent School District, Schoolhouse
5%, 8/15/2008 (Insured; FSA, SBPA; Dexia Bank)	2,000,000			2,046,060

Texas Public Finance Authority 5.75%, 10/1/2014	4,000,000			4,149,720

Tarrant Regional Water District, Water Revenue	1,000,000			1,012,280
4.50%, 3/1/2006 (Insured; FSA)

Texas A & M University, Financing System Revenues
5.625%, 5/15/2016
(Insured; AMBAC) (Prerefunded 5/15/2006)	2,500,000	a		2,565,750

Texas Turnpike Authority, Central Texas Turnpike
System Revenue 5%, 6/1/2007	2,500,000			2,600,700

Trinity River Authority, Regional Wastewater

System Revenue
5%, 8/1/2005 (Insured; MBIA)	4,000,000		4,014,520

Utah--1.6%

Jordan School District (Local School Board
Program) 5.25%, 6/15/2007	3,000,000		3,140,190

State of Utah
5.50%, 7/1/2005 (Prerefunded 7/1/2005)	85,000	a	85,192

Virginia--1.5%

Hampton, Public Improvement 4%, 8/1/2005	1,000,000		1,002,090

Louisa Industrial Development Authority, PCR
(Virginia Electric and Power Co.)
5.25%, 12/1/2008	2,000,000		2,077,620

Washington--2.1%

Washington Public Power Supply System,
Revenue:
(Nuclear Project No. 1)
6%, 7/1/2005 (Insured; AMBAC)	2,000,000		2,005,240
(Nuclear Project No. 3)
6%, 7/1/2007 (Insured; AMBAC)	2,050,000		2,176,013

Wyoming-1.0%

Uinta County, PCR
(Amoco Project) 2.25%, 7/1/2007	2,000,000		1,962,100

U.S. Related-- 5.8%

Public Improvement:
5%, 7/1/2006	1,000,000		1,021,030
5.375%, 7/1/2025
(Insured; FSA) (Prerefunded 7/1/2007)	1,000,000	a	1,051,630

Puerto Rico Electric Authority, Power Revenue
4%, 7/1/2008	500,000		512,235

Puerto Rico Highway and Transportation Authority,
Highway Revenue:
5%, 7/1/2005	2,500,000		2,504,350
5%, 7/1/2006	2,500,000		2,552,575

Puerto Rico Municipal Finance Agency
4%, 8/1/2006 (Insured; FSA)	1,355,000		1,374,620

Puerto Rico Public Buildings Authority
(Government Facilities) 4.50%, 4/1/2007	2,500,000		2,557,225

TOTAL LONG-TERM MUNICIPAL INVESTMENTS
(cost $196,971,257)			196,542,197

Short-Term Municipal Investments-3.9%

Florida--1.6%

Capital Projects Finance Authority,
Continuing Care Retirement, VRDN
(Glenridge on Palmer Ranch)
2.96% (LOC; Bank of Scotland)	3,300,000	b	3,300,000

Indiana--.2%

Indiana Educational Facilities Authority,
Educational Facilities Revenue, VRDN
(DePauw University Project)
2.96% (LOC; Northern Trust Company)	300,000	b	300,000

Minnesota--1.1%

Arden Hills, Housing and Health Care Facilities
Revenue, VRDN (Presbyterian Homes Arden
3.01% LOC; US Bank NA)	2,100,000	b	2,100,000

Missouri--.3%

Missouri Development Finance Board , LR, VRDN
(Missouri Association of Municipal Utilities
Lease Financing Program)
3.01% (LOC; U.S. Bank National Association)	300,000	b	300,000

Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue, VRDN
(Southwest Baptist University Project)
3.01%, (LOC; Bank of America)	400,000	b	400,000

Pennsylvania--.7%

Allegheny County Hospital Development Authority,
Revenue, VRDN (Presbyterian University Hospital):
2.96% (LOC; Bank One N.A.)	1,335,000	b	1,335,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
(cost $7,735,000)			7,735,000

TOTAL INVESTMENTS (Cost $204,706,257)	101.9%		204,277,197

LIABILITIES LESS CASH AND RECEIVABLES	-1.9%		(3,757,265)

NET ASSETS	100.0%		200,519,932

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable rate interest- subject to periodic change.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Pennsylvania Intermediate Municipal Bond Fund	May 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--100.8%	Amount ($)		Value ($)

Alabama--.6%

Jefferson County, Limited Obligation
School Warrant 5.50%, 1/1/2021	3,500,000		3,870,090

Arizona--.2%

University Medical Center Corp.,
HR 5.25%, 7/1/2015	1,160,000		1,256,616

California--6.9%

Agua Caliente Band Cahuilla Indians,
Revenue 6%, 7/1/2018	1,500,000		1,589,460

Alameda Corridor Transportation Authority, Revenue
0/5.25%, 10/1/2021 (Insured; AMBAC)	2,000,000	a	1,494,540

State of California:
5.25%, 11/1/2017	2,500,000		2,763,325
5%, 5/1/2019	20,000,000		21,666,000
5.50%, 6/1/2020	2,000,000		2,180,880
5.50%, 2/1/2033	6,300,000		7,010,388

Foothill/Eastern Transportation
Corridor Agency, Toll Road Revenue:
0/5.875%, 1/15/2027 (Insured; MBIA)	6,000,000	a	5,303,760
0/5.875%, 1/15/2029 (Insured; MBIA)	2,000,000	a	1,758,080
5.75%, 1/15/2040	2,000,000		2,051,260

Colorado--.6%

Northwest Parkway Public Highway
Authority, Senior Revenue
0/5.70%, 6/15/2021 (Insured; AMBAC)	5,000,000	a	4,159,300

Georgia--.2%

Burke County Development Authority, PCR
(Georgia Power Co. Plant Vogtle Project)
4.75%, 5/1/2034 (Insured; FGIC)	1,525,000		1,533,906

Illinois--.6%

Illinois Educational Facilities
Authority (University of Chicago)
5.25%, 7/1/2011	1,960,000	2,099,885

Illinois Finance Authority, Revenue
(Peoples Gas Light and Coke Co.)
4.30%, 6/1/2005 (Insured; AMBAC)	2,000,000	2,040,640

Kentucky--.3%

Kentucky Property and Buildings
Commission, Revenue (Project
Number 68) 5.75%, 10/1/2010	1,500,000	1,688,445

Massachusetts--.5%

Massachusetts Housing Finance Agency,
Housing Revenue
5.125%, 12/1/2034	350,000	357,976

Massachusetts Water Pollution Abatement Trust
(Pool Program Bonds)
5%, 8/1/2032	3,000,000	3,153,660

Michigan--.3%

Detroit City School District
5.25%, 5/1/2017 (Insured; FGIC)	2,000,000	2,285,080

Mississippi---.8%

Mississippi Hospital Equipment & Facilities
Authority, Revenue
(Baptist Memorial Health) 5%, 9/1/2024	5,000,000	5,223,400

Missouri--.1%

Missouri Housing Development
Commission, SFMR
6.40%, 9/1/2029	810,000	820,012

New Hampshire--.2%

New Hampshire Business Finance
Authority, PCR (Central Maine
Power Co.) 5.375%, 5/1/2014	1,015,000	1,099,600

New Jersey---2.2%

Garden State Preservation Trust
(Open Space and Farmland):
5.80%, 11/1/2019 (Insured; FSA)	4,805,000		5,553,763
5.80%, 11/1/2021 (Insured; FSA)	2,000,000		2,294,820
5.80%, 11/1/2023 (Insured; FSA)	2,000,000		2,279,320

New Jersey Economic Development
Authority, Cigarette Tax Revenue
5.75%, 6/15/2029	4,000,000		4,326,200

New York--1.2%

New York City Transitional
Finance Authority, Revenue
(Future Tax Secured)
5.50%/14%, 11/1/2026	4,000,000	b	4,476,280

New York State Dormitory
Authority, Revenue:
(Mental Health Services Facilities):
6%, 8/15/2007
(Prerefunded 2/15/2007)	20,000	c	21,416
6%, 8/15/2007	2,480,000		2,636,959
(School Program)
5.25%, 7/1/2011	1,200,000		1,292,256

North Carolina--.5%

North Carolina Eastern Municipal
Power Agency,
Power System Revenue:
5.30%, 1/1/2015	1,500,000		1,614,735
5.125%, 1/1/2023	1,500,000		1,557,165

Ohio--1.3%

Cuyahoga County, Revenue
(Cleveland Clinic Health System)
6%, 1/1/2016	5,000,000		5,705,050

Franklin County Hospital Facilities Revenue
(OhioHealth Corp.) 2.75%, 11/15/2031 (Insured; MBIA)	3,000,000		3,000,000

Pennsylvania--70.3%

Allegheny County Hospital
Development Authority, Revenue:
(Pittsburgh Mercy Health System)
5.60%, 8/15/2006

(Insured, AMBAC)	2,135,000	2,203,085
(University of Pittsburgh
Medical Center):
4.95%, 12/1/2007
(Insured, MBIA)	690,000	710,238
5.15%, 12/1/2009
(Insured; MBIA)	750,000	771,915
5%, 6/15/2014	9,720,000	10,471,745

Allegheny County Port Authority,
Special Transportation Revenue:
5.50%, 6/1/2008
(Insured; MBIA)	4,000,000	4,292,960
5.375%, 3/1/2011
(Insured, FGIC)	2,500,000	2,784,625
5.50%, 3/1/2014
(Insured; FGIC)	2,500,000	2,803,975
5.50%, 3/1/2016
(Insured; FGIC)	1,360,000	1,516,060

Allegheny County Sanitary Authority,
Sewer Revenue 5%, 12/1/2018 (Insured; MBIA)	2,560,000	2,818,125

Athens Area School District
4.75%, 4/15/2011 (Insured; FGIC)	1,740,000	1,882,889

Blair County:
5.375%, 8/1/2015
(Insured; AMBAC)	1,880,000	2,155,345
5.375%, 8/1/2016
(Insured; AMBAC)	1,980,000	2,285,930

Bucks County Technical School
Authority, School Revenue:
5.10%, 8/15/2008
(Insured; AMBAC)	1,000,000	1,015,510
5.40%, 8/15/2011
(Insured; AMBAC)	1,500,000	1,526,355

Carlisle Area School District
5%, 3/1/2012 (Insured; MBIA)	1,295,000	1,429,486

Central York School District:
5%, 6/1/2012 (Insured; FGIC)	2,305,000	2,541,032
5.50%, 6/1/2014 (Insured; FGIC)	1,000,000	1,133,170

Chester County 5%, 8/15/2018	4,545,000	5,000,545

Chichester School District	1,000,000	1,070,230

5%, 3/15/2009 (Insured; FSA)

Coatesville Area School District
5.25%, 8/15/2019 (Insured; FSA)	8,000,000	8,877,120

Conestoga Valley School District:
5%, 5/1/2010 (Insured; FGIC)	2,070,000	2,246,550
5%, 5/1/2011 (Insured; FGIC)	1,500,000	1,643,775

Conrad Weiser Area School District:
5.20%, 12/15/2010
(Insured; MBIA)	1,000,000	1,023,430
5.25%, 12/15/2014
(Insured; MBIA)	3,890,000	3,983,127

Cumberland County Municipal
Authority, College Revenue:
(Dickerson College):
5.25%, 11/1/2008
(Insured; AMBAC)	1,000,000	1,073,800
5.25%, 11/1/2009
(Insured; AMBAC)	1,170,000	1,274,469
(Messiah College)
5.50%, 10/1/2006
(Insured; AMBAC)	3,945,000	4,027,963

Delaware County 5.50%, 10/1/2015	280,000	282,262

Delaware County Authority,
College Revenue
(Haverford College):
5.875%, 11/15/2021	1,500,000	1,697,505
5.75%, 11/15/2025	3,000,000	3,335,250

Delaware County Regional
Water Quality Control
Authority, Sewer Revenue
4.75%, 5/1/2010 (Insured; FGIC)	1,945,000	2,088,891

Delaware River Joint Toll Bridge Commission,
Bridge Revenue 5.25%, 7/1/2017 (Inusred; MBIA)	1,485,000	1,675,199

Downingtown Area School District:
5.25%, 2/1/2008	4,870,000	5,162,492
5.375%, 2/1/2009	5,020,000	5,434,853

Erie County 5.375%, 9/1/2016
(Insured; MBIA)	2,445,000	2,742,972

Exeter Township School District
5.15%, 5/15/2010	1,990,000	2,032,049

Fleetwood Area School District
5%, 4/1/2011 (Insured; FGIC)	1,500,000	1,642,575

Harrisburg Authority, Resource Recovery
Facility Revenue
5%, 12/1/2033 (Insured; FSA)	4,000,000	4,373,840

Harrisburg Authority, School Revenue,
(Harrisburg Project)
5%, 4/1/2010 (Insured; FGIC)	2,500,000	2,710,425

Hazleton Area School District
6.50%, 3/1/2008 (Insured; FSA)	1,300,000	1,421,043

Kennett Consolidated School
District 5.50%,
2/15/2015 (Insured; FGIC)	1,310,000	1,464,069

Lancaster County Solid Waste
Management Authority, RRR:
5.25%, 12/15/2008
(Insured; AMBAC)	3,940,000	4,186,329
5.25%, 12/15/2009
(Insured; AMBAC)	4,230,000	4,539,932
5.25%, 12/15/2010
(Insured; AMBAC)	2,000,000	2,164,240

Lancaster County Vocational-
Technical School Authority, LR:
5.25%, 2/15/2009
(Insured; FGIC)	1,000,000	1,078,310
5.25%, 2/15/2010
(Insured; FGIC)	1,500,000	1,639,980

Lancaster Higher Education Authority,
College Revenue
(Franklin and Marshall College)
5.25%, 4/15/2016	1,815,000	1,989,948

Lehigh County General Purpose Authority,
Revenues (Good Shepherd Group)
5.25%, 11/1/2014	3,255,000	3,465,794

Lehigh County Industrial Development Authority, PCR
(Peoples Electric Utilities Corp. Project)
4.75%, 2/15/2027 (Insured; FGIC)	2,000,000	2,034,900

Lower Merion School District
5%, 5/15/2029	11,975,000	12,695,895

Montgomery County:
5%, 9/15/2010	1,165,000	1,274,720
5%, 9/15/2011	2,155,000	2,379,185

Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
5%, 6/1/2007 (Insured; AMBAC)	2,940,000	3,054,072

Muhlenberg School District
5.375%, 4/1/2015 (Insured; FGIC)	1,000,000	1,112,070

North Pennsylvania School District
Authority, School Revenue
(Montgomery and Bucks County)
6.20%, 3/1/2007	860,000	886,110

North Wales Water Authority,
Water Revenue 5.40%,
11/1/2010 (Insured; FGIC)	1,000,000	1,010,640

Northampton County Higher
Education Authority,
Revenue (Lehigh University)
5.50%, 11/15/2011	2,500,000	2,823,275

Northeastern Hospital and Education
Authority, College Revenue
(Luzerne County Community College)
5.25%, 8/15/2007 (Insured; MBIA)	1,170,000	1,228,664

Northwestern Lehigh School District:
5%, 3/15/2009 (Insured; FSA)	1,190,000	1,274,454
5%, 3/15/2010 (Insured; FSA)	1,245,000	1,349,057

Owen J. Roberts School District
5.50%, 8/15/2018 (Insured; FSA)	1,440,000	1,616,573

Parkland School District:
5.25%, 9/1/2011 (Insured; FGIC)	2,220,000	2,470,260
5.375%, 9/1/2014 (Insured; FGIC)	3,110,000	3,556,129
5.375%, 9/1/2016 (Insured; FGIC)	1,490,000	1,721,591

Penn Manor School District:
5.20%, 6/1/2012 (Insured; FGIC)

(Prerefunded 6/1/2006)	355,000	c	363,268
5.20%, 6/1/2012 (Insured; FGIC)	395,000		403,923

State of Pennsylvania:
5.25%, 10/15/2009	10,000,000		10,903,200
5.25%, 10/15/2010	10,000,000		11,055,000
5.25%, 2/1/2011	7,850,000		8,705,964
6%, 1/15/2012 (Prerefunded 1/15/2010)	2,500,000	c	2,837,700
5.25%, 2/1/2012 (Insured; FGIC)	1,000,000		1,119,350

Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management Inc. Project)
4.70%, 11/1/2021	5,000,000		5,085,500

Pennsylvania Higher Educational
Facilities Authority:
College and University Revenue:
(Allegheny College Project)
6.10%, 11/1/2008
(Insured; MBIA)	1,750,000		1,772,190
(Bryn Mawr College)
5.25%, 12/1/2012
(Insured; AMBAC)	3,000,000		3,367,230
(College of Pharmacy and
Science) 5.35%, 11/1/2011
(Insured; MBIA)	2,000,000		2,045,640
(Drexel University):
5.50%, 5/1/2007
(Insured; MBIA)	1,275,000		1,336,876
5.30%, 5/1/2010
(Insured; MBIA) (Prerefunded 5/1/2007)	875,000	c	930,667
5.30%, 5/1/2010
(Insured; MBIA)	3,035,000		3,219,103
(Lafayette College Project)
6%, 5/1/2030	5,000,000		5,555,200
(La Salle University)
5.50%, 5/1/2034	2,250,000		2,378,880
(State Systems)
5.75%, 6/15/2010
(Insured; AMBAC)	3,045,000		3,406,350
(State Systems Higher Education):
5%, 6/15/2010
(Insured; AMBAC)	2,785,000		3,027,072
5%, 6/15/2011
(Insured; AMBAC)	2,935,000		3,219,431
(Temple University)
5.25%, 4/1/2014 (Insured; MBIA)	2,500,000		2,667,175
(University of Scranton)

5.75%, 11/1/2016
(Insured; AMBAC)	1,690,000	1,901,368
(University of Pennsylvania):
5.30%, 9/1/2006	1,000,000	1,005,990
5.40%, 9/1/2007	2,000,000	2,013,020
(UPMC Health System):
5%, 1/15/2010	1,630,000	1,730,734
5.125%, 1/15/2011	1,550,000	1,665,444
5.25%, 8/1/2012
(Insured; FSA)	3,000,000	3,253,500
6%, 1/15/2022	2,500,000	2,779,400
Health Services
(University of Pennsylvania):
5.60%, 11/15/2010 (Insured; MBIA)	2,000,000	2,207,740
5.875%, 1/1/2015	2,000,000	2,051,000

Pennsylvania Housing Finance Agency:
(Single Family Mortgage):
5.35%, 10/1/2009	1,165,000	1,200,474
5.45%, 10/1/2010	3,025,000	3,177,520
5.50%, 10/1/2011	1,325,000	1,389,527
5.55%, 10/1/2012	325,000	327,324
5.75%, 10/1/2013	975,000	1,012,684

Pennsylvania Industrial
Development Authority, EDR:
6%, 7/1/2008
(Insured; AMBAC)	5,600,000	6,093,696
5.80%, 1/1/2009
(Insured; AMBAC)	5,000,000	5,465,200
5.50%, 7/1/2012
(Insured; AMBAC)	5,335,000	6,029,457

Pennsylvania State University
5%, 3/1/2009	3,000,000	3,210,960

Pennsylvania Turnpike
Commission, Turnpike Revenue:
5%, 6/1/2009 (Insured; FGIC)	3,275,000	3,520,428
5%, 6/1/2011 (Insured; FGIC)	3,000,000	3,293,190
5.50%, 12/1/2011
(Insured; FGIC)	2,510,000	2,838,986
5.50%, 12/1/2012
(Insured; FGIC)	2,000,000	2,280,540
5.50%, 6/1/2015	1,500,000	1,677,420
5%, 12/1/2029 (Insured; AMBAC)	5,000,000	5,332,900

Perkiomen Valley School District:
5.25%, 3/1/2013 (Insured; FSA)	1,230,000	1,353,406

5.25%, 3/1/2014 (Insured; FSA)	1,290,000		1,419,426

Philadelphia:
5.25%, 3/15/2011
(Insured; FSA)	3,500,000		3,781,960
5.25%, 3/15/2012
(Insured; FSA)	235,000		253,932
5.25%, 3/15/2013
(Insured; FSA)	2,000,000		2,161,120
5.25%, 3/15/2014
(Insured; FSA)	1,000,000		1,080,560
Water and Wastewater Revenue:
5.625%, 6/15/2009
(Insured; AMBAC)	5,000,000		5,489,500
5.25%, 12/15/2012
(Insured; AMBAC)	10,000,000		11,205,500
5.25%, 7/1/2018
(Insured; FSA)
5.25%, 7/1/2018
(Insured; FSA)	5,000,000		5,595,750
5%, 7/1/2023
(Insured; FSA)	1,690,000		1,822,496

Philadelphia Authority for Industrial
Development, Industrial and
Commercial Revenue
(Girard Estates Facilities Leasing
Project) 5%, 5/15/2019	2,400,000		2,476,368

Philadelphia Hospital and Higher
Education Facilities Authority,
Revenue (Jefferson Health
System) 5.50%, 5/15/2008	1,000,000		1,062,470

Philadelphia Parking Authority,
Parking Revenue:
5.25%, 2/1/2013
(Insured; AMBAC)	1,935,000		2,087,091
5.25%, 2/1/2014
(Insured; AMBAC)	2,040,000		2,200,344
Airport
5.75%, 9/1/2009
(Insured; AMBAC)	2,255,000		2,488,099

Philadelphia School District:
5%, 10/1/2008 (Insured; MBIA)	10,000,000		10,627,900
5.75%, 2/1/2011 (Insured; FSA)	4,000,000		4,512,680
5.75%, 2/1/2013 (Insured; FSA)
(Prerefunded 2/1/2011)	3,000,000	c	3,400,920

5.25%, 4/1/2014 (Insured; MBIA)	2,500,000		2,703,575
5.50%, 2/1/2017 (Insured; FSA)
(Prerefunded 2/1/2012)	1,770,000	c	2,004,861
5%, 4/1/2017 (Insured; AMBAC)	5,000,000		5,481,800
5.50%, 2/1/2019 (Insured; FSA)
(Prerefunded 2/1/2012)	1,310,000	c	1,483,824

Pittsburgh School District:
5.50%, 9/1/2016 (Insured; FSA)	4,000,000		4,651,400
5.50%, 9/1/2018 (Insured; FSA)	1,000,000		1,171,640

Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East)
5%, 11/15/2021	1,000,000		1,042,520

Scranton-Lackawanna Health
and Welfare Authority, Revenue:
(Community Medical Center Project):
5.50%, 7/1/2010
(Insured; MBIA)	3,035,000		3,257,951
5.50%, 7/1/2011
(Insured; MBIA)	3,195,000		3,429,705
(University of Scranton Project)
5.50%, 11/1/2007
(Insured; AMBAC)	3,040,000		3,223,981

Springfield School District
(Delaware County):
4.75%, 3/15/2010
(Insured; FSA)	1,145,000		1,228,058
4.75%, 3/15/2011
(Insured; FSA)	780,000		843,609
4.75%, 3/15/2012
(Insured; FSA)	1,085,000		1,178,223

State Public School Building Authority,
School Revenue:
(Lease-Philadelphia School District Project)
5%, 6/1/2029 (Insured; FSA)	5,000,000		5,267,700
(Tuscarora School District Project)
5.25%, 4/1/2017 (Insured; FSA)	1,035,000		1,141,698

Susquehanna Area Regional Airport
Authority, Airport System, Revenue:
5.375%, 1/1/2018	6,000,000		6,186,120
5.50%, 1/1/2020
(Insured; AMBAC)	4,370,000		4,772,564
5%, 1/1/2033

(Insured; AMBAC)	2,400,000	2,516,352

Swarthmore Borough Authority,
College Revenue:
5.50%, 9/15/2011	17,500,000	19,694,850
5.25%, 9/15/2017	1,000,000	1,109,300

University Area Joint Authority,
Sewer Revenue
5%, 11/1/2011 (Insured; MBIA)	1,430,000	1,573,072

Upper Darby School District:
5%, 2/15/2010 (Insured; AMBAC)	1,100,000	1,190,706
5%, 5/1/2019 (Insured; FGIC)	3,000,000	3,278,190

Upper Merion Area School District
5%, 2/15/2019 (Insured; MBIA)	1,165,000	1,268,429

Upper Saint Clair Township School
District 5.20%, 7/15/2027	7,000,000	7,331,030

Wallenpaupack Area School District
5.50%, 3/1/2008
(Insured, FGIC)	2,090,000	2,231,514

Warwick School District, Lancaster
County 5.25%, 2/15/2011
(Insured; FGIC)	1,000,000	1,108,290

Wilson Area School District
5%, 2/15/2011 (Insured; FGIC)	1,910,000	2,089,254

Wilson School District:
5.375%, 5/15/2015
(Insured; FSA)	1,785,000	1,988,258
5.375%, 5/15/2016
(Insured; FSA)	1,500,000	1,670,805

Wyoming Valley Sanitary Authority,
Sewer Revenue
5%,11/15/2007 (Insured; MBIA)	1,960,000	2,057,334

York County 5%, 6/1/2017
(Insured; AMBAC)	1,100,000	1,196,657

York County Solid Waste and
Refuse Authority, Solid Waste
System Revenue
5.50%, 12/1/2014 (Insured; FGIC)	1,000,000	1,153,300

South Carolina--.7%

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for Tomorrow):
5.875%, 12/1/2018 (Prerefunded 12/1/2012)	2,000,000	c	2,352,720
5.50%, 12/1/2018	2,000,000		2,289,200

Texas--.3%

Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport Revenue,
Improvement 5.50%,
11/1/2031 (Insured; FGIC)	2,000,000		2,131,520

Virginia--2.0%

Industrial Development Authority of
the County of Charles City,
Solid Waste Disposal Facility Revenue
(USA Waste of Virginia, Inc. Project)
4.875%, 2/1/2009	6,600,000		6,822,816

Louisa Industrial Development
Authority, PCR (Virginia Electric
and Power Co.)
5.25%, 12/1/2008	5,000,000		5,194,050

Tobacco Settlement Financing Corporation,
Asset Backed:
5.50%, 6/1/2026	1,200,000		1,200,456
5.625%, 6/1/2037	250,000		249,633

U.S. Related--11.0%

Commonwealth of Puerto Rico,
Public Improvement:
5.50%, 7/1/2014
(Insured; MBIA)	7,500,000		8,705,850
5.50%, 7/1/2018
(Insured; FGIC)	9,545,000		11,319,320
5%, 7/1/2027
(Prerefunded 7/1/2012)	5,000,000	c	5,544,500

Puerto Rico Electric Power
Authority, Power Revenue:
5.25%, 7/1/2014

(Insured; MBIA)		7,875,000	8,988,525
5.50%, 7/1/2017
(Insured; MBIA)		6,000,000	7,086,240
5.25%, 7/1/2029
(Insured; FSA)		5,000,000	5,400,850

Puerto Rico Highway and
Transportation Authority:
Highway Revenue:
6.25%, 7/1/2008
Series Y (Insured; MBIA)		1,295,000	1,424,254
6.25%, 7/1/2008
Series Z (Insured; MBIA)		1,000,000	1,099,810
5.50%, 7/1/2013
(Insured; FSA)		1,500,000	1,706,295
5.50%, 7/1/2013
(Insured; MBIA)		4,000,000	4,550,120
Transportation Revenue
5.25%, 7/1/2010		4,000,000	4,354,360

Puerto Rico Municipal Finance Agency:
5.50%, 8/1/2007		5,000,000	5,283,300
5.50%, 8/1/2009 (Insured; FSA)		7,090,000	7,792,194

Total Long-Term Municipal Investments
(cost $638,416,474)			674,243,600

Short-Term Municipal Investment--.4%

Tennessee;

Montgomery County Public Building Authority,
Pooled Financing Revenue, VRDN
(Tennessee County Loan Pool)
2.95% (LOC; Bank of America)
(cost $2,600,000)		2,600,000 d	2,600,000

Total Investments (cost $641,016,474)		101.2%	676,843,600

Liabilities, Less Cash and Receivables		-1.2%	(7,759,049)

Net Assets		100.0%	669,084,551

Statement Of Financial Futures	May 31, 2005

			Unrealized
	Market Value		Appreciation
	Covered by		(Depreciation)

	Contracts	by Contract $	Expiration	at 5/31/2005 ($)

Financial Futures Sold Short
U.S. Treasury Futures 5 Year Note	110	11,998,594	June 2005	(218,281)
U.S. Treasury Futures 10 Year Note	440	49,651,250	June 2005	(1,650,000)
U.S. Treasury Futures 30 Year Bond	400	46,987,500	June 2005	(1,825,000)
			(3,693,281)

Notes to Statement of Investments:
a	Zero coupon until a specified date, at which time, the stated coupon rate becomes effective until maturity.
b	Subject to an interest rate change November 1, 2011.
c	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Securities payable on demand. Variable interest rate--subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Massachusetts Intermediate Municipal Bond Fund
Statement of Investments
May 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--97.2%	Amount$		Value $
	------------		------------
Massachusetts--87.7%

Auburn 5.125%, 6/1/2020 (Insured; AMBAC)	1,225,000		1,348,333

Bellingham 5.375%, 3/1/2014 (Insured; AMBAC)	1,685,000		1,889,289

Boston:
4%, 1/1/2007	1,000,000		1,018,210
5.75%, 2/1/2010	2,000,000		2,234,980

Boston Economic Development & Industrial Corp.,
Public Parking Facility 4.50%, 6/1/2010	3,000,000		3,154,800

Boston Water and Sewer Commission, Revenue:
9.25%, 1/1/2011	100,000		128,237
5%, 11/1/2019	2,170,000		2,369,965
5%, 11/1/2023	3,920,000		4,232,934

Brockton (Municipal Purpose Loan)
5%, 6/1/2019 (Insured; AMBAC)	1,430,000		1,563,562

Burlington:
5.25%, 2/1/2012	200,000		224,124
5.25%, 2/1/2013	250,000		282,195

Cambridge (Municipal Purpose Loan):
5%, 12/15/2011	510,000		566,248
4%, 1/1/2014	2,555,000		2,676,976
4%, 1/1/2015	2,900,000		3,027,948

Cohasset:
5%, 6/15/2022	895,000		966,895
5%, 6/15/2023	895,000		965,481

Easton 6%, 9/15/2006	105,000		105,942

Everett:
6.125%, 12/15/2014 (Insured; MBIA)
(Prerefunded 12/15/2009)	1,000,000	a	1,140,270
5.375%, 12/15/2017 (Insured; FGIC)	1,250,000		1,421,825

Hingham (Municipal Purpose Loan) 5.375%, 4/1/2017	1,645,000		1,835,705

Holden (Municipal Purpose Loan)
6%, 3/1/2014 (Insured; FGIC)	1,000,000		1,132,630

Hopedale:
4%, 11/15/2013 (Insured; AMBAC)	250,000		260,807
5%, 11/15/2019 (Insured; AMBAC)	650,000		716,287

Lynn 5.25%, 2/15/2008 (Insured; MBIA)	1,500,000		1,592,835

Lynnfield (Municipal Purpose Loan):
5%, 7/1/2020	505,000		550,157
5%, 7/1/2021	525,000		570,265
5%, 7/1/2022	585,000		633,105
5%, 7/1/2023	585,000		631,712

Marblehead:

5%, 8/15/2018	1,440,000		1,579,550
5%, 8/15/2022	1,750,000		1,895,477

Mashpee 5.625%, 11/15/2015 (Insured; FGIC)
(Prerefunded 11/15/2010)	500,000	a	568,355

Massachusetts:
6.50%, 8/1/2008	600,000		659,850
5.75%, 8/1/2009 (Insured; AMBAC)	2,050,000		2,263,671
Zero Coupon, 12/1/2012 (Insured; XLCA)	1,770,000		1,915,388
Consolidated Loan:
5.75%, 6/1/2013 (Prerefunded 6/1/2010)	5,000,000	a	5,577,000
5.50%, 3/1/2017 (Insured; FSA) (Prerefunded 3/1/2012)	2,000,000	a	2,244,640
5.25%, 10/1/2021 (Prerefunded 10/1/2013)	2,500,000	a	2,795,525
5%, 3/1/2022	1,800,000		1,940,274
5%, 3/1/2025	1,500,000		1,606,890
5%, 8/1/2027 (Insured; MBIA) (Prerefunded 8/1/2012)	420,000	a	460,223
5%, 8/1/2027 (Insured; MBIA) (Prerefunded 8/1/2012)	1,580,000	a	1,751,383
5.25%, 11/1/2030 (Prerefunded 11/1/2012)	2,000,000	a	2,227,940
Federal Highway:
5.50%, 12/15/2009	5,000,000		5,495,250
5.75%, 6/15/2010	2,000,000		2,237,340
5.75%, 6/15/2012 (Insured; FSA)	2,500,000		2,806,100
(Grant Anticipation Notes) 5.125%, 6/15/2015
(Insured; MBIA)	1,500,000		1,607,025
Special Obligation Revenue:
5.375%, 6/1/2011	6,350,000		7,081,330
5.50%, 6/1/2013	1,000,000		1,140,900

Massachusetts Bay Transportation Authority:
Assessment Revenue:
5.75%, 7/1/2011 (Prerefunded 7/1/2010)	1,835,000	a	2,067,072
5.75%, 7/1/2011	165,000		183,975
5.25%, 7/1/2017 (Prerefunded 7/1/2014)	1,045,000	a	1,189,262
5.25%, 7/1/2020 (Prerefunded 7/1/2014)	1,000,000	a	1,136,390
General Transportation System:
5.50%, 3/1/2009 (Insured; FGIC)	2,000,000		2,175,840
5.25%, 3/1/2015 (Insured; FGIC)	1,000,000		1,130,920
Sales Tax Revenue:
5.50%, 7/1/2016	2,500,000		2,894,925
5.25%, 7/1/2021	2,000,000		2,298,240

Massachusetts Development Finance Agency, Revenue:
(College of Pharmacy and Allied Health):
5%, 7/1/2024 (Insured; Assured Guaranty)	2,750,000		2,903,752
5%, 7/1/2027 (Insured; Assured Guaranty)	1,000,000		1,047,160
5%, 7/1/2035 (Insured; Assured Guaranty)	2,000,000		2,088,520
(Combined Jewish Philanthropies) 5.25%, 2/1/2022	1,000,000		1,089,880
Education (Belmont Hill School) 5%, 9/1/2015	500,000		535,955
Higher Education (Smith College)
5.75%, 7/1/2029 (Prerefunded 7/1/2010)	1,000,000	a	1,134,040
(Massachusetts College of Pharmacy):
6%, 7/1/2008	310,000		331,238
6.30%, 7/1/2010 (Prerefunded 1/1/2010)	350,000	a	401,916
6.40%, 7/1/2011 (Prerefunded 1/1/2010)	370,000	a	426,455
6.50%, 7/1/2012 (Prerefunded 1/1/2010)	395,000	a	456,948
6.375%, 7/1/2023	1,000,000		1,126,300
(Milton Academy) 5%, 9/1/2019	1,000,000		1,090,760
Resource Recovery (Waste Management, Inc.)
6.90%, 12/1/2009	1,000,000		1,114,040
Solid Waste Disposal (Waste Management, Inc.)
5.45%, 6/1/2014	1,000,000		1,075,190
(Suffolk University) 5.85%, 7/1/2029	1,000,000		1,039,360

Massachusetts Education Loan Authority

Education Loan Revenue 6.20%, 7/1/2013 (Insured; AMBAC)	325,000		325,920

Massachusetts Educational Financing Authority
Education Loan Revenue 4.70%, 1/1/2010 (Insured; AMBAC)	715,000		721,371

Massachusetts Health and Educational
Facilities Authority, Revenue:
(Boston College) 5.125%, 6/1/2037	2,000,000		2,116,240
(Dartmouth-Hitchcock) 5.125%, 8/1/2022 (Insured; FSA)	2,000,000		2,156,980
(Jordan Hospital):
5%, 10/1/2010	500,000		508,860
6.875%, 10/1/2015	900,000		919,080
(Northeastern University) 5.50%, 10/1/2009 (Insured; MBIA)	420,000		461,542
(Partners Healthcare Systems):
5.25%, 7/1/2013	1,595,000		1,707,846
5%, 7/1/2016	1,045,000		1,128,516
5.125%, 7/1/2019	1,000,000		1,050,080
(Springfield College) 4%, 10/15/2008 (Insured; Radian)	1,255,000		1,285,484
(Tufts University):
5.50%, 8/15/2014	1,000,000		1,152,780
5.50%, 2/15/2036	1,000,000		1,089,620
(Wellesley College) 5%, 7/1/2024	1,000,000		1,075,680
(Winchester Hospital) 6.75%, 7/1/2030
(Prerefunded 7/1/2010)	1,600,000	a	1,854,400

Massachusetts Housing Finance Agency:
Housing:
5%, 12/1/2026	1,165,000		1,193,414
5.125%, 12/1/2034	200,000		204,558
SFHR 6%, 6/1/2014 (Insured; MBIA)	370,000		373,922

Massachusetts Industrial Finance Agency, Revenue:
(Babson College) 5.75%, 10/1/2007 (Insured; MBIA)	555,000		590,609
(College of The Holy Cross)
5.50%, 3/1/2007 (Insured; MBIA)	1,145,000		1,189,563
(Concord Academy):
5.45%, 9/1/2017	500,000		526,620
5.50%, 9/1/2027	1,250,000		1,318,163
Electric Utility (Nantucket Electric Co.)
6.75%, 7/1/2006 (Insured; AMBAC)	1,400,000		1,455,734
(Saint John's School, Inc.) 5.70%, 6/1/2018	1,000,000		1,046,840
(The Tabor Academy) 5.40%, 12/1/2028	500,000		521,045
(Tufts University):
5.50%, 2/15/2007 (Insured; MBIA)	750,000		782,700
5.50%, 2/15/2008 (Insured; MBIA)	1,595,000		1,702,312
5.50%, 2/15/2011 (Insured; MBIA)	500,000		560,425
(Wentworth Institute of Technology) 5.55%, 10/1/2013	500,000		532,370
(Worcester Polytechnic) 5.35%, 9/1/2006 (Insured; MBIA)	850,000		876,001

Massachusetts Municipal Wholesale Electric Company,
Power Supply System Revenue:
(Nuclear Project Number 5) 5%, 7/1/2011 (Insured; MBIA)	120,000		131,123
(Nuclear Project Number 4) 5.25%, 7/1/2012 (Insured; MBIA)	2,000,000		2,226,460

Massachusetts Port Authority, Revenue:
5.75%, 7/1/2011	3,500,000		3,943,345
6%, 7/1/2013 (Prerefunded 1/1/2010)	2,500,000	a	2,838,950
5.50%, 7/1/2014 (Insured; FSA)	1,265,000		1,365,656

Massachusetts Turnpike Authority, Turnpike Revenue
5%, 1/1/2020 (Insured; MBIA)	2,440,000		2,715,549

Massachusetts Water Pollution Abatement Trust:
(Pooled Loan Program):
5.25%, 2/1/2009	500,000		539,525

5.625%, 8/1/2013 (Prerefunded 8/1/2010)	975,000	a	1,101,214
5.625%, 8/1/2013	25,000		27,968
5.25%, 2/1/2014 (Prerefunded 8/1/2011)	335,000	a	370,416
5.25%, 2/1/2014	965,000		1,066,229
5.50%, 8/1/2014 (Prerefunded 8/1/2009)	1,055,000	a	1,163,275
5.50%, 8/1/2014	30,000		33,022
5.625%, 2/1/2015 (Prerefunded 2/1/2007)	2,000,000	a	2,107,860
5.25%, 8/1/2017	1,500,000		1,679,895
5%, 8/1/2018 (Prerefunded 8/1/2012)	3,910,000	a	4,292,242
5%, 8/1/2018	75,000		81,208
5%, 8/1/2032	2,000,000		2,102,440
Water Pollution Abatement Revenue:
(New Bedford Loan Program) 5.25%, 2/1/2012	500,000		556,820
(South Essex Sewer District Loan Program) 6.375%, 2/1/2015	195,000		197,488

Massachusetts Water Resource Authority:
5.30%, 11/1/2010 (Insured; FGIC) (Prerefunded 11/1/2006)	1,000,000	a	1,041,870
5.50%, Series B, 8/1/2011 (Insured; FSA)	1,100,000		1,238,358
5.50%, Series D, 8/1/2011 (Insured; MBIA)	1,000,000		1,125,780
6%, 8/1/2014 (Insured; MBIA)	1,000,000		1,192,980
5.25%, 8/1/2018 (Insured; FSA)	500,000		573,695
5.25%, 8/1/2019 (Insured; MBIA)	1,500,000		1,703,175
5.25%, 8/1/2021 (Insured; MBIA)	1,000,000		1,131,290

Mendon Upton Regional School District
6%, 6/1/2007 (Insured; FGIC)	600,000		636,828

Milton School:
5%, 3/1/2023	500,000		538,965
5%, 3/1/2024	500,000		537,710
5%, 3/1/2025	500,000		535,630

Northampton 5.125%, 10/15/2016 (Insured; MBIA)	1,985,000		2,238,961

Northbridge 5.25%, 2/15/2017 (Insured; AMBAC)	1,000,000		1,114,520

Pittsfield:
5%, 4/15/2012 (Insured; MBIA)	1,000,000		1,104,120
5.50%, 4/15/2014 (Insured; MBIA)	500,000		570,715

Quabbin Regional School District
6%, 6/15/2008 (Insured; AMBAC)	780,000		850,723

Randolph:
5%, 9/1/2017 (Insured; AMBAC)	1,045,000		1,158,414
5%, 9/1/2024 (Insured; AMBAC)	490,000		531,915

Sandwich 5.75%, 8/15/2013
(Insured; MBIA) (Prerefunded 8/15/2010)	1,050,000	a	1,192,790

Somerville 6%, 2/15/2007 (Insured; FSA)	775,000		815,850

Springfield 5.50%, 8/1/2014 (Insured; FGIC)	1,500,000		1,700,160

University of Massachusetts Building Authority,
Project Revenue 5.50%, 11/1/2014 (Insured; AMBAC)	1,000,000		1,108,120

Uxbridge (Municipal Purpose Loan)
6.125%, 11/15/2007 (Insured; MBIA)	525,000		565,619

Westfield 6.50%, 5/1/2017
(Insured; FGIC) (Prerefunded 5/1/2010)	735,000	a	856,716

Worchester:
5.625%, 8/15/2015 (Insured; FGIC)	1,000,000		1,125,650

(Municipal Purpose Loan):
6.25%, 7/1/2010 (Insured; MBIA)	755,000		863,931
5.25%, 11/1/2010 (Insured; MBIA) (Prerefunded 11/1/2008)	1,000,000	a	1,084,000

U.S. Related--9.5%

Guam Economic Development Authority:
0/5.15%, 5/15/2011	250,000	b	227,660
0/5.20%, 5/15/2012	300,000	b	273,051
0/5.20%, 5/15/2013	1,175,000	b	1,058,992

Puerto Rico Commonwealth:
5%, 7/1/2008	5,000,000		5,229,900
6%, 7/1/2008	2,500,000		2,688,275
6.25%, 7/1/2011 (Insured; MBIA)	1,050,000		1,228,574
Public Improvement:
5.50%, 7/1/2014 (Insured; MBIA)	500,000		580,390
5.50%, 7/1/2015 (Insured; FSA)	1,350,000		1,574,573

Puerto Rico Commonwealth Highway and
Transportation Authority:
Highway Revenue 6.25%, 7/1/2009 (Insured; MBIA)	1,000,000		1,125,430
Transportation Revenue:
5.25%, 7/1/2015 (Insured; FGIC)	1,905,000		2,137,886
5.25%, 7/1/2018 (Insured; FGIC)	2,500,000		2,777,750

Puerto Rico Electric Power Authority, Power Revenue:
5%, 7/1/2009	500,000		533,390
5%, 7/1/2017 (Insured; MBIA)	1,000,000		1,112,560

Puerto Rico Public Buildings Authority, Revenue
(Guaranteed Government Facilities)
4%, 7/1/2007 (Insured; MBIA)	1,050,000		1,073,552

Optional Tender Notes--.9%

Massachusetts Bay Transportation Authority,
Sales Tax Revenue 2.60%, 3/1/2023 (Insured; FGIC)	2,000,000		2,000,000

Total Long-Term Municipal Investments (cost $214,589,964)			223,763,794

Short-Term Municipal Investments--.5%

Massachusetts, VRDN (Central Artery):
Series A 2.90%	600,000	c	600,000
Series B 2.90%	200,000	c	200,000

Massachusetts Water Resources Authority, VRDN
2.94% (LOC; Landesbank Baden-Wurttemberg)	400,000	c	400,000

Total Short-Term Municipal Investments (cost $1,200,000)			1,200,000

Total Investments (cost $215,789,964)	98.6%		224,963,794

Cash and Receivables (Net)	1.4%		3,196,499

Net Assets	100.0%		228,160,293

		Statement Of Financial Futures
				Unrealized
		Market Value		Appreciation
		Covered		(Depreciation)
	Contracts	by Contracts ($)	Expiration	at 5/31/2005 ($)

Financial Futures Sold Short
U.S. Treasury Futures 5 Year Note	30	3,272,344	June 2005	(59,531)
U.S. Treasury Futures 10 Year Note	120	13,541,250	June 2005	(450,000)
U.S. Treasury Futures 30 Year Bond	100	11,746,875	June 2005	(456,250)
				(965,781)

Notes to Statement of Investments:

(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(c) Securities payable on demand. Variable interest rate--- subject to periodic change.
(d) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Mellon Balanced Fund Statement of Investments May 31, 2005 ( Unaudited )
Common Stocks--42.9%	Shares	Value($)

Consumer Cyclical--4.2%
Bed Bath & Beyond	33,360 a	1,356,084
CVS	22,750	1,247,837
Chico's FAS	25,520 a	873,039
Harrah's Entertainment	6,450	463,174
Home Depot	15,840	623,304
McDonald's	28,430	879,624
Nordstrom	19,840	1,211,034
PETCO Animal Supplies	9,800 a	294,882
Starbucks	27,750 a	1,519,313
Starwood Hotels & Resorts Worldwide	20,280	1,135,072
Target	21,540	1,156,698
Wal-Mart Stores	45,460	2,147,076
Walgreen	35,870	1,626,346
Yum! Brands	6,090	312,356
		14,845,839
Consumer Staples--3.3%
Altria Group	28,100	1,886,634
Archer-Daniels-Midland	29,760	590,736
Coca-Cola	14,960	667,665
Fortune Brands	9,640	833,860
General Mills	12,360	611,820
Gillette	19,970	1,053,218
Kimberly-Clark	12,930	831,787
PepsiCo	38,400	2,161,920
Procter & Gamble	43,320	2,389,098
Sysco	12,670	470,817
		11,497,555
Energy--4.1%
Amerada Hess	13,970	1,297,114
Apache	19,650	1,154,634
ConocoPhillips	21,460	2,314,246
Devon Energy	21,338	979,414
Exxon Mobil	79,650	4,476,330
Occidental Petroleum	28,260	2,066,089
Suncor Energy	23,030	907,152
XTO Energy	36,756	1,143,847
		14,338,826
Health Care--5.8%
Abbott Laboratories	34,730	1,675,375
Aetna	17,880	1,394,819
Amgen	31,510 a	1,971,896
Biogen Idec	18,080 a	706,928
Boston Scientific	56,690 a	1,535,732
Johnson & Johnson	33,430	2,243,153
Kinetic Concepts	5,700 a	366,225
Medtronic	19,620	1,054,575
Merck & Co.	32,520	1,054,949

Novartis, ADR	18,750		915,562
Pfizer	126,623		3,532,782
UnitedHealth Group	51,900		2,521,302
Wyeth	31,640		1,372,227
			20,345,525
Interest Sensitive--9.0%
Allstate	17,110		995,802
American Express	24,620		1,325,787
American International Group	44,456		2,469,531
Bear Stearns Cos.	7,330		725,963
Capital One Financial	13,050		983,970
Citigroup	54,206		2,553,645
Fannie Mae	17,720		1,049,733
Freddie Mac	23,070		1,500,473
General Electric	117,460		4,284,941
Goldman Sachs Group	15,310		1,492,725
J.P. Morgan Chase & Co.	87,872		3,141,424
Lehman Brothers Holdings	11,430		1,053,846
MBNA	35,720		753,335
Morgan Stanley	14,380		704,045
PNC Financial Services Group	16,910		924,131
Radian Group	7,170		328,960
RenaissanceRe Holdings	9,450		445,095
St. Paul Travelers Cos.	45,390		1,719,373
Simon Property Group	12,660		869,995
U.S. Bancorp	41,186		1,207,985
Wachovia	16,167		820,475
Wells Fargo	35,680		2,155,429
			31,506,663
Producer Goods & Services--5.0%
Air Products & Chemicals	16,880		1,016,682
Boeing	9,500		607,050
Caterpillar	15,140		1,424,825
Companhia Vale do Rio Doce, ADR	24,020		697,301
Cooper Industries, Cl. A	9,690		668,029
D.R. Horton	11,500		397,555
Fisher Scientific International	6,000	a	374,760
Freeport-McMoRan Copper & Gold, Cl. B	30,890		1,090,417
General Dynamics	7,290		787,174
Honeywell International	27,370		991,615
ITT Industries	7,530		715,350
Inco	29,610		1,142,650
Ingersoll-Rand, Cl. A	10,600		820,546
L-3 Communications Holdings	8,360		591,721
PPG Industries	13,530		884,727
Pentair	19,120		851,031
3M	12,850		984,953
Tyco International	60,170		1,740,718
United Technologies	15,310		1,633,577
			17,420,681
Services--2.2%
Cendant	60,020		1,273,024
McGraw-Hill Companies	31,880		1,391,881
News, Cl. B	84,090		1,405,144
Nextel Communications, Cl. A	29,060	a	877,031

Sprint (FON Group)	45,950	1,088,556
Time Warner	65,490 a	1,139,526
Walt Disney	24,910	683,530
		7,858,692
Technology--7.4%
Amdocs	29,710 a	809,598
Cisco Systems	146,680 a	2,842,658
Danaher	21,310	1,174,820
Dell	63,580 a	2,536,206
EMC	74,700 a	1,050,282
eBay	60,840 a	2,312,529
Electronic Arts	7,110 a	373,559
Google, Cl. A	1,900 a	528,960
Intel	100,940	2,718,314
International Business Machines	12,140	917,177
Linear Technology	26,240	983,213
Maxim Integrated Products	20,970	826,218
Microsoft	197,420	5,093,436
QUALCOMM	48,150	1,794,069
Siebel Systems	42,160 a	388,715
Symantec	63,040 a	1,425,334
		25,775,088
Utilities--1.9%
Ameren	9,320	508,686
Constellation Energy Group	18,770	1,003,256
Entergy	12,530	900,030
Exelon	30,610	1,434,078
PPL	15,350	882,778
SBC Communications	34,597	808,878
Telefonos de Mexico, ADR	50,400	940,464
		6,478,170
Total Common Stocks
(cost $107,255,842)		150,067,039

	Principal
Bonds and Notes--29.1%	Amount($)	Value($)

Asset-Backed Ctfs.-1.3%
Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3, 4.77%, 2/16/2016	1,800,000	1,799,717
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4, 4.1%, 6/25/2010	755,000	756,492
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B, 4.29%, 6/15/2012	275,000	276,831
Harley-Davidson Motorcycle Trust,
Ser. 2003-4, Cl. A2, 2.69%, 4/15/2011	670,000	659,773
Honda Auto Receivables Owner Trust,
Ser. 2004-3, Cl. A4, 3.28%, 2/18/2010	580,000	567,289
ONYX Acceptance Owner Trust,
Ser. 2005-A, Cl. A4, 3.91%, 9/15/2011	590,000	586,983
		4,647,085
Banking/Finance--3.3%
AXA Financial,
Sr. Notes, 7.75%, 8/1/2010	500,000	576,371
American Express,

Notes, 4.75%, 6/17/2009	375,000		382,509
Bank of America,
Sr. Notes, 5.875%, 2/15/2009	750,000		793,273
Bear Stearns Cos.,
Notes, 4.5%, 10/28/2010	250,000		251,027
CIT Group,
Debs., 5.875%, 10/15/2008	1,200,000		1,257,240
Caterpillar Financial Services,
Notes, 3.625%, 11/15/2007	810,000		801,182
Citigroup,
Sub. Notes, 6.625%, 6/15/2032	505,000		599,311
Countrywide Home Loan,
Notes, 3.25%, 5/21/2008	600,000		582,029
ERP Operating,
Notes, 4.75%, 6/15/2009	750,000		756,583
General Electric Capital:
Notes, 3.125%, 4/1/2009	220,000		211,926
Notes, 6.75%, 3/15/2032	200,000		245,692
Goldman Sachs,
Notes, 4.75%, 7/15/2013	1,000,000		997,209
KFW,
Gtd. Notes, 3.75%, 1/24/2008	975,000		974,526
Landwirtsch. Rentenbank,
Gtd. Notes, 3.25%, 10/12/2007	895,000		881,054
Lehman Brothers,
Notes, 7%, 2/1/2008	875,000		937,426
Mack-Cali Realty,
Notes, 7.75%, 2/15/2011	475,000		544,000
Morgan Stanley,
Unsub. Bonds, 6.75%, 4/15/2011	775,000		867,274
			11,658,632
Commercial Mortgage Pass-Through Ctfs.--1.1%
ABN Amro Mortgage,
Ser. 2002-1A, Cl. M, 5.635%, 6/25/2032	232,261	b	233,882
Asset Securization,
Ser. 1995-MD IV, Cl. A1, 7.1%, 8/13/2029	522,202		530,636
GS Mortgage Securities II,
Ser. 1998-GLII, Cl. A2, 6.562%, 4/13/2031	2,375,000		2,514,579
JP Morgan Chase Commercial Mortage Securities,
Ser. 2005-CB11, Cl. A2, 5.016%, 8/12/2037	520,000		534,617
			3,813,714
Foreign/Governmental--1.0%
Financement Quebec,
Notes, 5%, 10/25/2012	605,000		629,573
Italy,
Bonds, 4%, 6/16/2008	710,000		712,550
Province of Manitoba,
Notes, 4.45%, 4/12/2010	405,000	c	410,669
Province of Ontario:
Sr. Bonds, 5.5%, 10/1/2008	465,000		488,308
Notes, 5.125%, 7/17/2012	500,000		532,913
United Mexican States,
Notes, 6.625%, 3/3/2015	500,000	c	548,250
			3,322,263
Industrial--1.5%

British Sky Broadcasting,
Notes, 6.875%, 2/23/2009	330,000		354,474
Canadian National Railways,
Notes, 4.25%, 8/1/2009	1,000,000		998,894
Conoco Funding,
Notes, 6.35%, 10/15/2011	490,000		541,380
IBM,
Debs., 7%, 10/30/2025	650,000		790,914
Univision Communications,
Sr. Notes, 3.5%, 10/15/2007	1,150,000		1,130,670
Viacom,
Gtd. Sr. Notes, 7.875%, 7/30/2030	850,000		1,009,850
Wal-Mart Stores,
Sr. Notes, 6.875%, 8/10/2009	375,000		413,746
			5,239,928
Media/Telecommunications--1.0%
Comcast Cable Communications,
Sr. Notes, 6.875%, 6/15/2009	925,000		1,007,393
Sprint Capital,
Gtd. Sr. Notes, 6.125%, 11/15/2008	950,000		1,003,517
Time Warner,
Gtd. Notes, 6.95%, 1/15/2028	650,000		749,589
Verizon New York,
Debs., 7.375%, 4/1/2032	500,000		581,975
			3,342,474
Real Estate Investment Trusts--.1%
Liberty Property,
Sr. Notes, 7.25%, 3/15/2011	250,000		280,878

Residential Mortgage Pass-Through Ctfs.--.1%
Washington Mutual,
Ser. 2003-S4, Cl. 4A1, 4%, 2/25/2032	306,755		306,044

U.S. Governments--5.5%
U.S. Treasury Bonds:
5.375%, 2/15/2031	4,565,000		5,288,233
6%, 2/15/2026	50,000		60,756
U.S. Treasury Inflation Protected Notes,
1.625%, 1/15/2015	1,179,996	c d	1,197,532
U.S. Treasury Notes:
4%, 4/15/2010-1/15/2012	1,365,000	c	1,380,307
4.125%, 5/15/2015	2,805,000	c	2,833,050
4.375%, 5/15/2007	4,105,000	c	4,167,191
5.5%, 2/15/2008	900,000	c	943,839
6%, 8/15/2009	3,250,000	c	3,536,390
			19,407,298
U.S. Government Agencies--3.0%
Federal Farm Credit Bank,
Bonds, 4.125%, 4/15/2009	855,000		860,904
Federal Home Loan Bank:
Bonds, 3.625%, 1/15/2008-11/14/2008	1,300,000		1,292,059
Bonds, 3.875%, 2/15/2008	760,000		759,894
Bonds, 3.9%, 2/25/2008	560,000		560,144
Bonds, 4%, 4/25/2007	85,000		85,293
Bonds, 4.25%, 5/16/2008	610,000		612,141

Federal Home Loan Mortgage Corp.:
Notes, 3.25%, 11/2/2007	155,000		153,027
Notes, 3.3%, 9/14/2007	820,000		811,308
Notes, 3.375%, 8/23/2007	690,000		684,070
Notes, 3.75%, 8/3/2007	625,000		624,276
Notes, 4.375%, 1/25/2010	840,000		840,257
Notes, 4.75%, 12/8/2010	505,000		506,636
Federal National Mortgage Association:
Notes, 3.125%, 12/15/2007	350,000		343,769
Notes, 3.8%, 1/18/2008	655,000		652,595
Notes, 4%, 5/9/2007-12/15/2008	1,550,000		1,549,207
			10,335,580
U.S. Government Agencies/Mortgaged-Backed--10.9%
Federal Home Loan Mortgage Corp.:
4.093%, 7/1/2031	178,557	b	183,166
5%, 10/1/2018	1,405,728		1,423,735
5.5%, 9/1/2006-3/1/2035	4,325,798		4,420,878
6.5%, 8/1/2032	1,023,405		1,064,014
7%, 8/1/2029	165,473		174,728
8.5%, 6/1/2018	685,764		744,266
Federal National Mortgage Association:
4.5%	2,910,000	e	2,897,254
5%	8,070,000	e	8,064,916
5%, 10/1/2018-11/1/2019	4,464,618		4,520,425
5.5%, 1/1/2020-7/1/2034	4,784,693		4,876,411
Ser. 333, Cl. 2, 5.5%, 3/1/2033
(Interest Only Obligation)	1,277,329	f	245,520
6%	2,160,000	e	2,220,070
6%, 9/1/2019	1,267,633		1,314,371
6.5%, 3/1/2017-8/1/2032	1,836,160		1,912,757
7%, 6/1/2009-6/1/2032	695,725		730,761
7.5%, 7/1/2032	303,915		325,189
8%, 2/1/2013	266,978		281,242
Government National Mortgage Association I:
6%, 10/15/2008-10/15/2033	965,048		995,287
6.5%, 2/15/2024	269,148		283,445
7%, 5/15/2023-11/15/2023	434,474		462,850
7.5%, 3/15/2027	183,379		197,189
8%, 2/15/2008	200,818		206,716
9%, 12/15/2009	437,508		459,243
			38,004,433
Utilities--.3%
FPL Group Capital,
Gtd. Debs., 6.125%, 5/15/2007	700,000		726,647
Virginia Electric & Power,
Notes, 4.5%, 12/15/2010	500,000		499,313
			1,225,960
Total Bonds and Notes
(cost $100,032,891)			101,584,289

Other Investments--27.3%	Shares		Value($)

Registered Investment Companies:
Mellon Emerging Markets Fund, Class M Shares	899,547	g	18,404,724
Mellon International Fund, Class M Shares	2,124,442	g	32,397,738

Mellon Mid Cap Stock Fund, Class M Shares	2,218,248	g	29,924,162
Mellon Small Cap Stock Fund, Class M Shares	885,093	g	14,542,074
(cost $74,492,079)			95,268,698

	Principal
Short-Term Investments--4.4%	Amount($)		Value($)

Commercial Paper--.6%
AIG Funding,
3.03%, 6/13/2005	2,217,000		2,217,000
Repurchase Agreements--.7%
Salomon Smith Barney, Tri-Party Repurchase Agreement,
3.06%, dated 5/31/2005, due 6/1/2005 in the
amount of $ 2,250,191 (fully collateralized by $2,319,000
Freddie Mac Notes, 3.375%, due 4/15/2009, value $2,295,677)	2,250,000		2,250,000
U.S. Government Agency Discount Notes--3.1%
Federal Home Loan Banks:
2.86%, 6/13/2005	2,661,000		2,658,463
2.95%, 6/15/2005	2,885,000		2,881,690
Federal National Mortgage Association,
2.85%, 6/13/2005	2,661,000		2,658,472
International Bank for Reconstruction & Development,
2.89%, 6/13/2005	2,660,000		2,657,438
			10,856,063
Total Short-Term Investments
(cost $15,323,063)			15,323,063

Investment of Cash Collateral for Securities Loaned--4.3%	Shares		Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $14,920,316)	14,920,316	h	14,920,316

Total Investments (cost $312,024,191)	108.0%		377,163,405

Liabilities, Less Cash and Receivables	(8.0%)		(27,863,658)

Net Assets	100.0%		349,299,747

ADR - American Depository Receipts.
a	Non-income producing.
b	Variable rate security-interest rate subject to periodic change.
c	All or a portion of these securities are on loan. At May 31, 2005 the total market value of the fund's securities on loan is $14,554,122 and the total market value of the collateral held by the fund is $14,920,316.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Purchase on a forward commitment basis.
f	Notional face amount shown.
g	Investment in affiliated mutual funds.
h	Investment in affiliated money market mutual fund.
g	Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Money Market Fund
Statement of Investments
May 31, 2005 (Unaudited)

	Principal
	Amount ($)	Value ($)

Bond Anticipation Notes - 2.0%

Camden County Improvement Authority
2.65%, 8/4/2005	4,000,000	4,000,000
State of Maine
3.50%, 6/23/2005	9,750,000	9,755,091
Total Bond Anticipation Notes
(cost $13,755,091)		13,755,091

Negotiable Bank Certificates of Deposit - 16.1%

Barclays US Funding Corp., (Yankee)
3.11%, 7/11/2005	30,000,000	30,000,323
Credit Suisse First Boston Inc., (Yankee)
3.27%, 9/2/2005	30,000,000	30,000,760
HSBC Bank USA (Domestic)
2.84%, 7/26/2005	22,500,000	22,500,000
Toronto Dominion Bank (Yankee)
3.50%, 12/29/2005	30,000,000	30,001,633
Total Negotiable Bank Certificates of Deposit
(cost $112,502,716)		112,502,716

Commercial Paper - 61.4%

ABN-AMRO N.A. Finance Inc., Discount Notes
2.92%, 6/17/2005	15,000,000	14,980,533
AIG Funding Inc., Discount Notes
3.07%, 7/5/2005	32,000,000	31,907,218
American Express Credit Corp., Discount Notes
3.15%, 8/8/2005	30,000,000	29,821,500
BNP Paribas Finance Inc., Discount Notes
2.93%, 6/9/2005	20,000,000	19,986,978
Chevron Texaco Corp., Disount Notes
2.99%, 6/3/2005	30,000,000	29,995,017
Exxon Project Investment Corp., Disount Notes
2.95%, 6/3/2005	33,000,000 a	32,994,591
General Electric Capital Corp., Disount Notes
2.98%, 6/17/2005	30,000,000	29,960,267
HBOS Treasury Services PLC, Disount Notes
3%, 6/29/2005	20,000,000	19,953,333
Lloyds TSB Bank PLC, Discount Notes
3.30%, 10/19/2005	20,000,000	19,996,371
Oakland - Alameda County Coliseum Authority
3.12%, 6/28/2005	15,200,000	15,200,000
Prudential Funding LLC, Discount Notes
2.96%, 6/2/2005	33,000,000	32,997,287
Rabobank USA Financial Corp., Discount Notes
2.97%, 6/30/2005	30,000,000	29,928,225
Salvation Army
3.26% - 3.47%, 8/15/2005 - 10/31/2005	27,145,000	27,145,000
Societe Generale N.A.
2.81%, 6/1/2005	25,000,000	25,000,000
Transmission Authority of Northern California
3.25%, 8/1/2005	3,825,000	3,825,000
Texas Public Financing Authority
3.05%, 6/6/2005	30,000,000	30,000,000
UBS Finance (DE) LLC, Discount Notes
3%, 6/3/2005	30,000,000	29,995,000

University of Michigan
3.05%, 6/1/2005	4,000,000	4,000,000
Total Commercial Paper
(cost $427,686,320)		427,686,320

Mandatory Demand Notes - 0.9%

Grand Prairie Texas Sports Facility Development Corp. Inc.
2.53%, 9/15/2005
(cost $6,535,000)	6,535,000	6,535,000

Variable Rate Demand Notes - 21.5%

Bochasanwasi Shree Akshar Purushottam
Swaminaryan Sanstha
3.19%, 6/7/2005	6,100,000 b	6,100,000
City of Cleveland
3.08%, 6/7/2005	15,200,000 b	15,200,000
Cuyahoga County
3.09%, 6/7/2005	1,500,000 b	1,500,000
Eskaton Lodge Granite
3.10%, 6/1/2005	7,000,000 b	7,000,000
General Secretariate OAS
3.06%, 6/7/205	4,370,000 b	4,370,000
Loanstar Assets Pantners
3.05%, 6/7/2005	25,000,000 b	25,000,000
Mullenix - St. Charles Properties LP
3.10%, 6/7/2005	7,000,000 b	7,000,000
New Jersey Economic Development Authority
3.07%, 6/7/2005-6/30/2005	19,900,000 b	19,900,000
New York State Dormitory Authority
3.07%, 6/7/2005	10,300,000 b	10,300,000
New York State Housing Finance Agency
3.06%, 6/7/2005	8,100,000 b	8,100,000
Pitney Road Partners
3.14%, 6/7/2005	5,335,000 b	5,335,000
Sacramento County
3.07%, 6/7/2005	14,400,000 b	14,400,000
Tulsa Oklahoma Airport Improvement Trust
3.12%, 6/7/2005	17,150,000 b	17,150,000
Washington State Housing Finance Commission
3.07%- 3.09%, 6/1/2005	8,685,000 b	8,685,000
Total Variable Rate Demand Notes
(cost $150,040,000)		150,040,000

Repurchase Agreements - 2.4%

J.P. Morgan Chase & Co.
2.87%, dated 5/31/2005, due 6/1/2005 in the amount
of $16,501,315 (fully collateralized by
$16,746,000 U.S. Treasury Notes,
3.75%, due 5/15/2008, value $16,832,483)
(cost $16,500,000)	16,500,000	16,500,000

Total Investments (cost $727,019,127)	104.3%	727,019,127
Liabilities, Less Cash and Receivables	(4.3%)	(30,296,035)
Net Assets	100.0%	696,723,092

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $32,994,591 or 4.7% of net assets.
a Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon National Municipal Money Market Fund
Statement of Investments
May 31, 2005 (Unaudited)
	Principal
Tax Exempt Investments--100.3%	Amount ($)		Value ($)

Alabama--5.6%

Alabama Special Care Facilities Financing Authority
HR, VRDN 2.85%
(Insured; FGIC and Liquidity Facility; FGIC)	4,500,000	a	4,500,000
Birmingham-Carraway Special Care Facilities
Financing Authority, Health Care Facilities Revenue
VRDN (Carraway Methodist Hospitals)
2.96% (LOC; Amsouth Bank)	15,100,000	a	15,100,000
Daphne-Villa Mercy Special Care Facilities
Financing Authority, Health Care Facilities Revenue
VRDN (Mercy Medical Project)
2.94% (LOC; Amsouth Bank)	4,200,000	a	4,200,000
Port City Medical Clinic Board
Health Care Facilities Revenue
VRDN (Infirmary Health Systems) 2.98%
(Insured; AMBAC and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	10,000,000	a	10,000,000

Arizona--.7%

Maricopa County Industrial Development Authority
MFHR, VRDN (Gran Victoria Housing LLC Project)
2.97% (Insured; FNMA)	4,000,000	a	4,000,000

Arkansas--.8%

Arkansas Development Finance Authority, Revenue
VRDN, Higher Education Capital Asset Program
2.95% (Insured; FGIC and Liquidity Facility; Citibank)	4,500,000	a	4,500,000

California--9.8%

State of California, GO Notes, VRDN
(Kindergarten University):
2.95% (LOC: Citibank and California State Teachers
Retirement)	500,000	a	500,000
2.95% (LOC: Citibank and State Street Bank
and Trust Co.)	12,535,000	a	12,535,000
California Pollution Control Financing Authority, PCR
Refunding, VRDN (Pacific Gas and Electric Corp.)
2.96% (LOC; Bank One)	30,460,000	a	30,460,000
Los Angeles Community Redevelopment Agency
COP, VRDN (Baldwin Hills Public Park)
2.89% (LOC; Wells Fargo Bank)	7,000,000	a	7,000,000
San Diego Housing Authority, MFHR
Refunding, VRDN (Paseo)
2.87% (LOC; FHLMC)	3,500,000	a	3,500,000
Ventura County Public Finance Authority, LR, CP

2.65%, 6/20/2005 (LOC; Scotia Bank)	4,800,000		4,800,000

Colorado--6.4%

Castlewood Ranch Metropolitan District, GO Notes
2.30%, 12/1/2005 (LOC; U.S. Bank NA)	6,050,000		6,050,000
Colorado Health Facilities Authority, Health Care
Facilities Revenue, VRDN
(Exempla Inc.) 2.89% (LOC; U.S. Bank NA)	9,755,000	a	9,755,000
Dove Valley Metropolitan District, GO Notes
1.95%, 11/1/2005 (LOC; BNP Paribas)	3,590,000		3,590,000
Pinery West Metropolitan District Number 2
GO Notes 1.95%, 11/1/2005 (LOC; U.S. Bank NA)	7,015,000		7,015,000
Westminster Economic Development Authority, Tax
Increment Revenue, VRDN (North Huron Urban
Renewal) 3% (LOC; DEPFA Bank PLC)	11,650,000	a	11,650,000

Connecticut--.4%

Connecticut State Health & Educational Facility Authority
College and University Revenue, VRDN
(Yale University) 2.95%	2,500,000	a	2,500,000

Florida--4.1%

Broward County Housing Finance Authority
MFHR, Refunding, VRDN
(Waters Edge Project) 2.96%
(Insured; FNMA)	6,740,000	a	6,740,000
Capital Projects Finance Authority
Health Care Facilities Revenue, VRDN
(Glenridge on Palmer Ranch)
2.97% (LOC; Bank of Scotland)	700,000	a	700,000
Sunshine State Governmental Financing Commission
Revenue, VRDN 2.98%
(Insured; AMBAC and Liquidity Facility;
Dexia Credit Locale)	8,000,000	a	8,000,000
University of South Florida Foundation, Inc.
COP, VRDN 2.90% (LOC; Wachovia Bank)	8,900,000	a	8,900,000

Georgia--5.3%

Burke County Development Authority
PCR, VRDN (Oglethorpe Power Corp.)
2.98% (Insured; FGIC and Liquidity
Facility; Bayerische Landesbank)	12,595,000	a	12,595,000
Clayton County Housing Authority, MFHR, Refunding
VRDN (Chateau Forest Apartments) 2.99%
(Insured; FSA and Liquidity Facility; Societe Generale)	6,530,000	a	6,530,000
Conyers-Rockdale-Big Haynes Impoundment Authority
Revenue, VRDN 2.98% (Insured; FSA and
Liquidity Facility; Wachovia Bank)	7,500,000	a	7,500,000

Marietta Housing Authority, MFHR, Refunding
VRDN (Summit) 2.97% (Insured; FNMA)	4,900,000	a	4,900,000

Hawaii--2.7%

Honolulu City and County, Revenue, CP
2%, 6/2/2005 (LOC; Helaba Bank)	16,000,000		16,000,000

Idaho--1.0%

Idaho Health Facilities Authority, Health Care Facilities
Revenue, VRDN, Aces-Pooled Financing Program
2.99% (LOC; U.S. Bank NA)	6,000,000	a	6,000,000

Illinois--18.5%

City of Chicago, GO Notes:
2.20%, 12/8/2005 (LOC; State Street Bank and Trust Co.)	11,500,000		11,500,000
2.30%, 12/8/2005 (LOC; Bank of America)	2,700,000		2,700,000
Chicago O'Hare International Airport
Airport and Marina Revenue, VRDN
2.89% (LOC; Societe Generale)	6,500,000	a	6,500,000
Illinois Development Finance Authority, VRDN:
Health Care Facilities Revenue (Provena Health)
2.94% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	5,000,000	a	5,000,000
MFHR, Refunding (Orleans-Illinois Project)
3.03% (Insured; FSA and Liquidity
Facility; The Bank of New York)	12,000,000	a	12,000,000
Illinois Educational Facilities Authority, College and
University Revenue, VRDN (Columbia College)
2.96% (LOC; Bank of Montreal)	9,705,000	a	9,705,000
Illinois Health Facilities Authority, Revenues, VRDN:
(Decatur Memorial Hospital Project) 2.94%
(Insured; MBIA and Liquidity Facility;
Northern Trust Co.)	5,400,000	a	5,400,000
(Ingalls Memorial Hospital)
2.95% (LOC; Northern Trust Co.)	14,800,000	a	14,800,000
Revolving Fund Pooled Program
2.97% (LOC; Bank One)	5,800,000	a	5,800,000
(Rush Presbyterian St. Luke's Medical Center)
2.99% (LOC; Northern Trust Co.)	3,000,000	a	3,000,000
(Swedish Covenant Hospital Project)
2.94% (Insured; AMBAC and Liquidity Facility;
Fifth Third Bank)	5,100,000	a	5,100,000
Regional Transportation Authority, Sales Tax Revenue:
5%, 6/1/2005 (Insured; FGIC)	4,125,000		4,125,000
Refunding 2.65%, 6/8/2005 (Liquidity Facility; DEPFA
Bank PLC)	25,000,000		25,000,000

Indiana--.4%

Indiana Educational Facilities Authority
College and University Revenue, VRDN
(Depauw University Project) 2.97%
(LOC; Northern Trust Co.)	2,100,000	a	2,100,000

Kansas--2.4%

City of Olathe, Health Care Facilities Revenue
VRDN 2.97% (Insured; AMBAC and Liquidity
Facility; Bank of America)	14,300,000	a	14,300,000

Kentucky--1.8%

Breckinridge County, LR, VRDN
(Kentucky Association Counties Leasing Trust)
2.95% (LOC U.S. Bank NA)	4,600,000	a	4,600,000
Kentucky Economic Development Finance Authority
Hospital Facilities Revenue, VRDN
(Baptist Healthcare System) 2.98% (Insured; MBIA
and Liquidity Facility; National City Bank)	6,355,000	a	6,355,000

Louisiana--1.0%

Plaquemines Port Harbor and Terminal District, Port
Facilities Revenue (International Marine Term Project)
2.60%, 3/15/2006 (LOC; KBC Bank)	5,750,000		5,750,000

Maine--.8%

Finance Authority of Maine, Private Schools Revenue
VRDN (Foxcroft Academy)
2.99% (LOC; Allied Irish Bank)	4,800,000	a	4,800,000

Maryland--.6%

Community Development Administration
MFHR, Refunding, VRDN
(Avalon Lea Apartments Project)
2.92% (Insured; FNMA)	3,400,000	a	3,400,000

Massachusetts--7.3%

Massachusetts Health and Educational Facilities
Authority, VRDN, Capital Asset Program:
Health Care Facilities Revenue 2.92%
(LOC; Bank of Scotland)	21,300,000	a	21,300,000
Revenue 2.92% (LOC; Bank of America)	10,050,000	a	10,050,000
Commonwealth of Massachusetts
GO Notes, VRDN (Central Artery) 2.98%
(Liquidity Facility; State Street Bank and Trust Co.)	6,500,000	a	6,500,000
Massachusetts Water Resources Authority, Water
Revenue, Refunding, VRDN 2.95% (Insured; FGIC

and Liquidity Facility; Dexia Credit Locale)	5,550,000	a	5,550,000

Michigan--2.6%

City of Detroit, Sewer Disposal Revenue
1.55%, 8/4/2005 (Insured; FGIC and
Liquidity Facility; FGIC)	6,000,000		6,000,000
Michigan Hospital Finance Authority
Health Care Facilities Revenue, VRDN
Hospital Equipment Loan Program
2.97% (LOC; National City Bank)	4,700,000	a	4,700,000
Michigan Municipal Bond Authority
Revenue 3%, 8/19/2005	5,100,000		5,115,750

Mississippi--1.8%

Jackson County, Port Facility Revenue, Refunding
VRDN (Chevron USA Inc. Project) 2.98%	10,800,000	a	10,800,000

Nebraska--.9%

Lancaster County Hospital Authority
Health Care Facilities Revenue, VRDN
(Immanuel Health System) 3%
(LOC; ABN-AMRO)	5,600,000	a	5,600,000

New Hampshire--1.3%

New Hampshire Business Finance Authority
RRR, Refunding, VRDN (Wheelabrator Concord)
2.97% (LOC; Wachovia Bank)	7,600,000	a	7,600,000

New Mexico--1.6%

City of Hurley, PCR, VRDN
(Kennecott Santa Fe) 2.98%	9,500,000	a	9,500,000

New York--2.6%

New York City Housing Development Corporation
MFMR, VRDN (63 Wall Street)
2.93% (LOC; HSBC Bank USA)	15,300,000	a	15,300,000

Oklahoma--.6%

Tulsa County Industrial Authority, Revenue, VRDN
(Montercau) 2.98% (LOC; BNP Paribas)	3,515,000	a	3,515,000

Pennsylvania--1.8%

Lehigh County Industrial Development Authority, PCR
VRDN (Allegheny Electric Cooperative)

2.65% (LOC; Rabobank)	300,000	a	300,000
Luzerne County Convention Center Authority
Hotel Room Rent Tax Revenue, VRDN
2.97% (LOC; Wachovia Bank)	7,340,000	a	7,340,000
Philadelphia Hospitals and Higher Education Facilities
Authority, HR, VRDN (Temple University)
2.95% (LOC; PNC Bank)	3,400,000	a	3,400,000

Rhode Island--.9%
Rhode Island Convention Center Authority
Revenue, Refunding, VRDN
2.95% (Insured; MBIA and Liquidity Facility;
Dexia Credit Locale)	5,400,000	a	5,400,000

Tennessee--.8%

Clarksville Public Building Authority, Revenue, VRDN
2.98% (LOC; Bank of America)	5,075,000	a	5,075,000

Texas--4.2%

Grand Prairie Sports Facilities Development Corp., Inc.
Sales Tax Revenue, Refunding 1.75%, 9/15/2005
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3,000,000		3,000,000
Harris County Health Facilities Development
Corporation, HR, VRDN
(Texas Children's Hospital) 2.98%
(Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	10,400,000	a	10,400,000
North Central Texas Health Facility Development
Corporation, Health Care Facilities Revenue, VRDN
(Methodist Hospital) 2.98% (Insured; MBIA and
Liquidity Facility; Dexia Credit Locale)	1,400,000	a	1,400,000
Southwest Higher Education Authority, College and
University Revenue, VRDN (Southern Methodist
University) 2.98% (LOC; Landesbank	100,000	a	100,000
Hessen-Thuringen Girozentrale)
State of Texas, Revenue, TRAN 3%, 8/31/2005	10,000,000		10,034,298

Washington--5.0%

City of Seattle, Water System Revenue, VRDN
2.84% (LOC; Bayerische Landesbank)	10,800,000	a	10,800,000
Snohomish County Public Utility District Number 1
Generation System Revenue, Refunding, VRDN
2.95% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	15,100,000	a	15,100,000
Washington Public Power Supply System, Electric
Power and Light Revenue, Refunding, VRDN
(Nuclear Project Number 1)
2.98% (LOC; Bank of America)	3,800,000	a	3,800,000

West Virginia--3.4%

Marshall County, PCR, VRDN
(Ohio Power Co. Project) 2.99%
(LOC; Bank of Scotland)			20,200,000	a	20,200,000

Wisconsin--3.2%

Middleton-Cross Plains Area School District
Revenue, TRAN 3%, 8/24/2005			4,500,000		4,514,264
Wisconsin Health and Educational Facilities Authority
Health Care Facilities Revenue, VRDN:
(Pro-Health Care Inc. Project) 2.97%
(Insured; AMBAC and Liquidity Facility;
JPMorgan Chase Bank)			7,000,000	a	7,000,000
(University of Wisconsin Medical Foundation)
2.94% (LOC; ABN-AMRO)			7,900,000	a	7,900,000

Total Investments (cost $598,749,312)			100.3%		598,749,312

Liabilities, Less Cash and Receivables			(.3%)		(1,525,080)

Net Assets			100.0%		597,224,232

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation LOC			Letter of Credit
COP	Certificate of Participation		LR	Lease Revenue
CP	Commercial Paper		MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranteed Insurance Company			Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation		MFHR	Multi-Family Housing Revenue
FNMA	Federal National Mortgage Association		PCR	Pollution Control Revenue
FSA	Financial Security Assurance		RRR	Resource Recovery Revenue
GO	General Obligation		TRAN	Tax and Revenue Anticipation Notes
HR	Hospital Revenue		VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch or	Moody's	or	Standard & Poor's		Value (%) *

F1+, F1	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1		93.3
AAA, AA, A b	Aaa, Aaa, A b		AAA, AA, A b		6.0
Not Rated c	Not Rated c		Not Rated c		0.7

					100%

Notes to Statement of Investments:

* Based on total investments.
a	Securities payable on demand. Variable interest rate-subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Investment
Advisor to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mellon Funds Trust
By:	/s/Lawrence P. Keblusek
Lawrence P. Keblusek
President

Date:	July 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Lawrence P. Keblusek
Lawrence P. Keblusek
Chief Executive Officer

Date:	July 18, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	July 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)